UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – March 31, 2006

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2006. The schedules have not been audited.

AXA Premier VIP Trust

Quarterly Report

March 31, 2006

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	163,737	$4,752,384
AXA Premier VIP Core Bond Portfolio‡	3,916,555	39,535,065
AXA Premier VIP High Yield Portfolio‡	2,604,684	14,640,822
AXA Premier VIP Large Cap Core Equity Portfolio‡	159,719	1,792,138
AXA Premier VIP Large Cap Value Portfolio‡	538,618	6,359,971
AXA Premier VIP Mid Cap Value Portfolio*‡	2,124	22,569
EQ/Alliance Quality Bond Portfolio‡	1,356,523	13,502,889
EQ/Bernstein Diversified Value Portfolio‡	1,567,335	$23,949,963
EQ/Long Term Bond Portfolio‡	2,172,988	28,414,221
EQ/Marsico Focus Portfolio‡	505,224	8,465,596
EQ/Mercury Basic Value Equity Portfolio‡	437,029	6,979,728
EQ/Money Market Portfolio‡	20,444	20,444
EQ/Short Duration Bond Portfolio‡	8,936,262	89,266,440

Total Investments (100.0%) (Cost/Amortized Cost $237,449,677)		237,702,230
Other Assets Less Liabilities (-0.0%)		(50,036)

Net Assets (100%)		$237,652,194

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$4,781,418	$365,662	$556,092	$4,752,384	$—	$124,201
AXA Premier VIP Core Bond Portfolio	36,300,838	6,716,668	2,920,289	39,535,065	389,867	(21,641)
AXA Premier VIP High Yield Portfolio	12,717,177	2,658,014	1,148,638	14,640,822	—	(41,030)
AXA Premier VIP Large Cap Core Equity Portfolio	176,308	2,141,034	543,214	1,792,138	—	1,156
AXA Premier VIP Large Cap Value Portfolio	563,032	7,027,271	1,384,932	6,359,971	—	11,704
AXA Premier VIP Mid Cap Value Portfolio	20,694	—	—	22,569	—	—
EQ/Alliance Quality Bond Portfolio	12,538,958	2,027,431	992,664	13,502,889	—	(14,894)
EQ/Bernstein Diversified Value Portfolio	25,849,582	1,603,238	4,638,426	23,949,963	—	167,855
EQ/Long Term Bond Portfolio	26,761,725	4,836,460	2,282,639	28,414,221	—	(83,216)
EQ/Marsico Focus Portfolio	11,163,214	188,262	2,685,664	8,465,596	—	799,870
EQ/Mercury Basic Value Equity Portfolio	5,783,539	1,595,395	759,692	6,979,728	—	12,349
EQ/Money Market Portfolio	20,245	200	—	20,444	200	—
EQ/Short Duration Bond Portfolio	79,559,357	16,058,668	6,781,192	89,266,440	—	(28,068)

	$216,236,087	$45,218,303	$24,693,442	$237,702,230	$390,067	$928,286

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,218,303
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,621,728

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,350,201
Aggregate gross unrealized depreciation	(3,702,184)

Net unrealized depreciation	$(351,983)

Federal income tax cost of investments	$238,054,213

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	394,771	$11,458,007
AXA Premier VIP Core Bond Portfolio‡	6,818,315	68,826,442
AXA Premier VIP High Yield Portfolio‡	5,148,651	28,940,351
AXA Premier VIP Large Cap Core Equity Portfolio‡	1,037,864	11,645,438
AXA Premier VIP Large Cap Value Portfolio‡	1,832,773	21,641,293
AXA Premier VIP Mid Cap Growth Portfolio*‡	2,382	24,411
AXA Premier VIP Mid Cap Value Portfolio*‡	2,115	22,474
EQ/Alliance Quality Bond Portfolio‡	2,378,455	23,675,251
EQ/Bernstein Diversified Value Portfolio‡	5,238,497	80,047,874
EQ/Lazard Small Cap Value Portfolio‡	862,688	13,051,638
EQ/Long Term Bond Portfolio‡	3,767,803	49,268,186
EQ/Marsico Focus Portfolio‡	3,691,808	61,860,424
EQ/Mercury Basic Value Equity Portfolio‡	2,426,411	38,751,867
EQ/Money Market Portfolio‡	20,444	$20,444
EQ/Short Duration Bond Portfolio‡	15,217,141	152,007,631
EQ/Small Company Index Portfolio‡	230,091	3,060,562

Total Investment Companies (100.0%) (Cost $553,931,436)		564,302,293

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 4.26%, 4/3/06 (Amortized Cost $1,751,959)	$1,751,959	1,751,959

Total Investments (100.3%) (Cost/Amortized Cost $ 555,683,395)		566,054,252
Other Assets Less Liabilities (-0.3%)		(1,432,877)

Net Assets (100%)		$564,621,375

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$9,849,595	$1,017,078	$24,251	$11,458,007	$—	$5,124
AXA Premier VIP Core Bond Portfolio	59,355,412	10,728,572	271,442	68,826,442	655,025	(4,323)
AXA Premier VIP High Yield Portfolio	25,056,425	3,254,474	109,438	28,940,351	—	(7,318)
AXA Premier VIP Large Cap Core Equity Portfolio	6,399,674	5,095,245	156,213	11,645,438	—	5,571
AXA Premier VIP Large Cap Value Portfolio	10,643,524	10,607,266	333,007	21,641,293	—	13,159
AXA Premier VIP Mid Cap Growth Portfolio	21,712	—	—	24,411	—	—
AXA Premier VIP Mid Cap Value Portfolio	20,607	—	—	22,474	—	—
EQ/Alliance Quality Bond Portfolio	20,466,782	3,449,395	92,312	23,675,251	—	(1,035)
EQ/Bernstein Diversified Value Portfolio	74,578,770	1,525,617	41,530	80,047,874	—	2,534
EQ/Lazard Small Cap Value Portfolio	12,565,424	925,314	1,947,365	13,051,638	—	89,921
EQ/Long Term Bond Portfolio	43,624,260	7,520,777	196,969	49,268,186	—	(8,047)
EQ/Marsico Focus Portfolio	63,964,877	1,362,675	5,416,899	61,860,424	—	1,632,206
EQ/Mercury Basic Value Equity Portfolio	31,763,420	5,105,538	149,810	38,751,867	—	6,585
EQ/Money Market Portfolio	20,245	200	—	20,444	200	—
EQ/Short Duration Bond Portfolio	130,637,987	21,237,104	548,651	152,007,631	—	(2,245)
EQ/Small Company Index Portfolio	—	2,915,457	21,595	3,060,562	—	785

	$488,968,714	$74,744,712	$9,309,482	$564,302,293	$655,225	$1,732,917

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$74,744,712
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,042,399

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,424,323
Aggregate gross unrealized depreciation	(6,278,546)

Net unrealized appreciation	$10,145,777

Federal income tax cost of investments	$555,908,475

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	9,612,290	$278,991,464
AXA Premier VIP Core Bond Portfolio ‡	72,762,012	734,484,994
AXA Premier VIP High Yield Portfolio ‡	63,586,065	357,414,638
AXA Premier VIP Large Cap Core Equity Portfolio ‡	13,335,712	149,634,464
AXA Premier VIP Large Cap Value Portfolio ‡	20,109,368	237,450,420
AXA Premier VIP Mid Cap Growth Portfolio* ‡	17,247,159	176,780,592
AXA Premier VIP Mid Cap Value Portfolio* ‡	22,569,623	239,785,762
EQ/Alliance Large Cap Growth Portfolio* ‡	32,964,338	259,385,700
EQ/Alliance Quality Bond Portfolio ‡	108,701,462	1,082,019,280
EQ/Bernstein Diversified Value Portfolio ‡	42,714,083	652,700,902
EQ/Lazard Small Cap Value Portfolio ‡	13,757,413	208,136,484
EQ/Long Term Bond Portfolio ‡	18,843,462	246,399,088
EQ/Marsico Focus Portfolio ‡	30,290,827	507,557,139
EQ/Mercury Basic Value Equity Portfolio ‡	62,314,417	$995,214,751
EQ/Money Market Portfolio ‡	20,444	20,444
EQ/Short Duration Bond Portfolio ‡	78,519,446	784,349,376
EQ/Small Company Index Portfolio ‡	1,219,319	16,218,797

Total Investment Companies (100.0%) (Cost $6,511,316,576)		6,926,544,295

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 4.26%, 4/3/06 (Amortized Cost $3,362,051)	$3,362,051	3,362,051

Total Investments (100.0%) (Cost/Amortized Cost $6,514,678,627)		6,929,906,346
Other Assets Less Liabilities (0.0%)		(3,058,771)

Net Assets (100%)		$6,926,847,575

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$269,659,975	$3,311,140	$7,033,471	$278,991,464	$—	$3,295,345
AXA Premier VIP Core Bond Portfolio	692,147,765	55,517,644	2,438,814	734,484,994	7,235,951	(27,498)
AXA Premier VIP High Yield Portfolio	365,593,732	—	17,544,190	357,414,638	—	455,810
AXA Premier VIP Large Cap Core Equity Portfolio	138,583,252	6,120,189	676,543	149,634,464	—	27,932
AXA Premier VIP Large Cap Value Portfolio	170,595,278	60,999,701	4,587,753	237,450,420	—	131,558
AXA Premier VIP Mid Cap Growth Portfolio	180,872,503	1,545,199	21,137,018	176,780,592	—	5,516,429
AXA Premier VIP Mid Cap Value Portfolio	254,866,599	1,103,713	32,930,182	239,785,762	—	5,179,423
EQ/Alliance Large Cap Growth Portfolio	262,138,198	—	2,556,799	259,385,700	—	943,201
EQ/Alliance Quality Bond Portfolio	1,067,585,762	21,664,853	443,563	1,082,019,280	—	(5,142)
EQ/Bernstein Diversified Value Portfolio	590,013,219	32,103,318	1,310,631	652,700,902	—	68,591
EQ/Lazard Small Cap Value Portfolio	221,743,882	—	32,676,537	208,136,484	—	7,823,463
EQ/Long Term Bond Portfolio	240,063,032	16,408,696	1,462,046	246,399,088	—	(56,402)
EQ/Marsico Focus Portfolio	494,430,130	3,531,883	13,212,031	507,557,139	—	5,138,705
EQ/Mercury Basic Value Equity Portfolio	911,499,882	29,240,379	1,155,748	995,214,751	—	253,201
EQ/Money Market Portfolio	20,245	200	—	20,444	200	—
EQ/Short Duration Bond Portfolio	712,102,163	73,852,903	5,300,786	784,349,376	—	(28,949)
EQ/Small Company Index	—	16,194,111	407,940	16,218,797	—	8,561

	$6,571,915,617	$321,593,929	$144,874,052	$6,926,544,295	$7,236,151	$28,724,228

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$321,593,929
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$173,598,280

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$471,127,454
Aggregate gross unrealized depreciation	(56,345,910)

Net unrealized appreciation	$414,781,544

Federal income tax cost of investments	$6,515,124,802

The Portfolio has a net capital loss carryforward of $209,990,440, of which $294,742 expires in the year 2008, $130,468,216 expires in the year 2009, and $79,227,482 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	6,796,471	$197,263,866
AXA Premier VIP Core Bond Portfolio ‡	38,368,634	387,306,301
AXA Premier VIP International Equity Portfolio ‡	23,168,935	334,682,725
AXA Premier VIP Large Cap Core Equity Portfolio ‡	13,467,565	151,113,934
AXA Premier VIP Large Cap Value Portfolio ‡	15,931,518	188,118,578
AXA Premier VIP Mid Cap Growth Portfolio* ‡	2,759,457	28,283,992
AXA Premier VIP Mid Cap Value Portfolio* ‡	4,756,578	50,535,167
EQ/Alliance Large Cap Growth Portfolio* ‡	2,574,670	20,259,247
EQ/Alliance Quality Bond Portfolio ‡	13,400,200	133,386,202
EQ/Bernstein Diversified Value Portfolio ‡	27,823,148	425,157,056
EQ/Capital Guardian International Portfolio ‡	9,262,862	124,191,010
EQ/Lazard Small Cap Value Portfolio ‡	14,820,567	224,220,993
EQ/Long Term Bond Portfolio ‡	11,131,742	145,559,825
EQ/Marsico Focus Portfolio ‡	20,401,743	341,854,336
EQ/Mercury Basic Value Equity Portfolio ‡	21,409,162	341,922,710
EQ/Mercury International Value Portfolio ‡	14,602,337	$229,577,640
EQ/Short Duration Bond Portfolio ‡	30,402,357	303,696,354
EQ/Small Company Index Portfolio ‡	2,276,575	30,281,922
EQ/Van Kampen Emerging Markets Equity Portfolio ‡	11,051,689	161,989,678

Total Investment Companies (99.7%) (Cost $3,562,653,859)		3,819,401,536

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 4.26%, 4/3/06 (Amortized Cost $11,879,706)	$11,879,706	11,879,706

Total Investments (100.0%) (Cost/Amortized Cost $3,574,533,565)		3,831,281,242
Other Assets Less Liabilities (0.0%)		(528,532)

Net Assets (100%)		$3,830,752,710

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$163,710,870	$23,077,913	$—	$197,263,866	$—	$—
AXA Premier VIP Core Bond Portfolio	311,680,663	81,124,369	—	387,306,301	3,589,598	—
AXA Premier VIP International Equity Portfolio	281,818,054	31,746,801	7,680,743	334,682,725	—	2,319,257
AXA Premier VIP Large Cap Core Equity Portfolio	102,344,861	44,084,265	—	151,113,934	—	—
AXA Premier VIP Large Cap Value Portfolio	82,253,937	99,903,930	—	188,118,578	—	—
AXA Premier VIP Mid Cap Growth Portfolio	24,298,144	933,730	—	28,283,992	—	—
AXA Premier VIP Mid Cap Value Portfolio	45,464,396	933,730	—	50,535,167	—	—
EQ/Alliance Large Cap Growth Portfolio	20,201,516	—	—	20,259,247	—	—
EQ/Alliance Quality Bond Portfolio	106,513,671	27,720,806	—	133,386,202	—	—
EQ/Bernstein Diversified Value Portfolio	379,103,750	25,613,778	—	425,157,056	—	—
EQ/Capital Guardian International Portfolio	103,001,830	13,072,212	—	124,191,010	—	—
EQ/Lazard Small Cap Value Portfolio	180,318,451	20,817,567	1,880,451	224,220,993	—	119,549
EQ/Long Term Bond Portfolio	122,815,808	27,670,022	—	145,559,825	—	—
EQ/Marsico Focus Portfolio	279,970,805	45,069,020	—	341,854,336	—	—
EQ/Mercury Basic Value Equity Portfolio	280,468,409	43,543,423	—	341,922,710	—	—
EQ/Mercury International Value Portfolio	157,375,947	62,845,588	8,556,184	229,577,640	—	1,443,816
EQ/Short Duration Bond Portfolio	231,377,374	71,049,690	—	303,696,354	—	—
EQ/Small Company Index Portfolio	—	29,078,154	—	30,281,922	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	116,638,590	28,363,941	—	161,989,678	—	—

	$2,989,357,076	$676,648,939	$18,117,378	$3,819,401,536	$3,589,598	$3,882,622

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$676,648,939
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,000,000
As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$280,748,088
Aggregate gross unrealized depreciation	(24,054,075)

Net unrealized appreciation	$256,694,013

Federal income tax cost of investments	$3,574,587,229

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	1,393,846	$40,455,610
AXA Premier VIP Core Bond Portfolio ‡	3,425,369	34,576,862
AXA Premier VIP International Equity Portfolio ‡	6,692,055	96,668,898
AXA Premier VIP Large Cap Core Equity Portfolio ‡	2,666,968	29,924,936
AXA Premier VIP Large Cap Value Portfolio ‡	4,737,995	55,946,015
AXA Premier VIP Mid Cap Growth Portfolio* ‡	25,923	265,710
AXA Premier VIP Mid Cap Value Portfolio* ‡	24,527	260,583
EQ/Alliance Large Cap Growth Portfolio* ‡	1,018,963	8,017,888
EQ/Alliance Quality Bond Portfolio ‡	1,124,308	11,191,408
EQ/Bernstein Diversified Value Portfolio ‡	8,644,047	132,087,045
EQ/Capital Guardian International Portfolio ‡	1,476,366	19,794,246
EQ/Lazard Small Cap Value Portfolio ‡	5,192,588	78,558,880
EQ/Marsico Focus Portfolio ‡	6,733,089	112,820,532
EQ/Mercury Basic Value Equity Portfolio ‡	3,876,967	61,918,486
EQ/Mercury International Value Portfolio ‡	5,590,789	$87,898,269
EQ/Small Company Index Portfolio ‡	960,025	12,769,793
EQ/Van Kampen Emerging Markets Equity Portfolio ‡	3,082,038	45,174,841

Total Investment Companies (99.7%) (Cost $748,217,007)		828,330,002

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.3%)
JPMorgan Chase Nassau 4.26%, 4/3/06 (Amortized Cost $2,334,084)	$2,334,084	2,334,084

Total Investments (100.0%) (Cost/Amortized Cost $750,551,091)		830,664,086
Other Assets Less Liabilities (0.0%)		121,389

Net Assets (100%)		$830,785,475

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$31,702,878	$7,026,098	$297,880	$40,455,610	$—	$48,096
AXA Premier VIP Core Bond Portfolio	26,495,192	8,969,973	425,685	34,576,862	305,814	(10,513)
AXA Premier VIP International Equity Portfolio	71,968,100	17,269,768	779,241	96,668,898	—	212,557
AXA Premier VIP Large Cap Core Equity Portfolio	16,411,792	13,785,317	1,037,345	29,924,936	—	23,648
AXA Premier VIP Large Cap Value Portfolio	25,046,979	31,296,098	2,086,607	55,946,015	—	35,381
AXA Premier VIP Mid Cap Growth Portfolio	22,443	232,841	—	265,710	—	—
AXA Premier VIP Mid Cap Value Portfolio	21,439	232,841	—	260,583	—	—
EQ/Alliance Large Cap Growth Portfolio	7,995,040	—	—	8,017,888	—	—
EQ/Alliance Quality Bond Portfolio	8,122,977	3,276,122	144,933	11,191,408	—	(6,542)
EQ/Bernstein Diversified Value Portfolio	119,659,279	6,236,342	221,544	132,087,045	—	9,107
EQ/Capital Guardian International Portfolio	15,738,922	2,794,098	—	19,794,246	—	—
EQ/Lazard Small Cap Value Portfolio	65,688,360	6,949,853	2,901,251	78,558,880	—	113,613
EQ/Marsico Focus Portfolio	95,440,789	12,596,598	669,065	112,820,532	—	184,343
EQ/Mercury Basic Value Equity Portfolio	46,235,206	13,270,610	668,652	61,918,486	—	(22,829)
EQ/Mercury International Value Portfolio	66,470,574	14,783,403	836,765	87,898,269	—	131,968
EQ/Small Company Index Portfolio	—	12,245,025	—	12,769,793	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	33,171,417	7,657,902	334,662	45,174,841	—	103,574

	$630,191,387	$158,622,889	$10,403,630	$828,330,002	$305,814	$822,403

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$158,622,889
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,226,033

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,166,133
Aggregate gross unrealized depreciation	(1,142,865)

Net unrealized appreciation	$80,023,268

Federal income tax cost of investments	$750,640,818

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.5%)
Automobiles (1.3%)
Harley-Davidson, Inc.^	403,600	$20,938,768
Toyota Motor Corp. (ADR)	97,929	10,664,468

		31,603,236

Diversified Consumer Services (1.4%)
Apollo Group, Inc., Class A*	507,507	26,649,193
ITT Educational Services, Inc.*	45,570	2,918,758
Strayer Education, Inc.^	55,120	5,636,571

		35,204,522

Hotels, Restaurants & Leisure (5.9%)
Cheesecake Factory, Inc.*	53,800	2,014,810
Four Seasons Hotels, Inc.^	279,272	14,159,090
Great Canadian Gaming Corp.*	113,740	1,222,612
International Game Technology	770,210	27,126,796
Las Vegas Sands Corp.*^	312,118	17,684,606
MGM MIRAGE*^	537,522	23,161,823
Starbucks Corp.*	577,970	21,754,791
Station Casinos, Inc.	8,620	684,170
Wynn Resorts Ltd.*^	524,753	40,327,268

		148,135,966

Household Durables (1.0%)
Harman International Industries, Inc.	95,450	10,607,358
Lennar Corp., Class A^	229,046	13,829,798

		24,437,156

Internet & Catalog Retail (4.7%)
Amazon.com, Inc.*	1,628,057	59,440,361
Audible, Inc.*^	832,520	8,749,786
Expedia, Inc.*	1,122,300	22,749,021
IAC/InterActiveCorp*^	872,600	25,715,522
Submarino S.A. (GDR)*^§(b)	12,850	642,559

		117,297,249

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.^	225,755	6,420,472

Media (3.1%)
DIRECTV Group, Inc.*	947,400	15,537,360
Getty Images, Inc.*^	98,300	7,360,704
Grupo Televisa S.A. (ADR)	445,260	8,860,674
Playboy Enterprises, Inc.
Class B*^	99,150	1,407,930
XM Satellite Radio Holdings, Inc., Class A*^	1,975,069	43,984,787

		77,151,455

Multiline Retail (0.3%)
Kohl’s Corp.*	122,790	6,509,098

Specialty Retail (3.1%)
Aeropostale, Inc.*^	109,560	3,304,330
AutoZone, Inc.*	22,550	2,248,009
Best Buy Co., Inc.	111,750	6,250,177
Chico’s FAS, Inc.*	157,120	6,385,357
Circuit City Stores, Inc.	64,100	1,569,168
Home Depot, Inc.	420,861	17,802,420
Lowe’s Cos., Inc.	556,710	35,874,393
Rent-A-Center, Inc.*^	64,480	1,650,043
Urban Outfitters, Inc.*^	53,420	1,310,927
Williams-Sonoma, Inc.*^	45,090	1,911,816

		78,306,640

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	157,500	13,403,250

Total Consumer Discretionary		538,469,044

Consumer Staples (1.6%)
Beverages (0.1%)
PepsiCo, Inc.	45,570	$2,633,490

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	93,510	5,064,501
Wal-Mart de Mexico S.A. de C.V., Series V*	654,160	1,729,494
Walgreen Co.	132,529	5,715,976

		12,509,971

Household Products (1.0%)
Procter & Gamble Co.	412,808	23,785,997

Total Consumer Staples		38,929,458

Energy (2.8%)
Energy Equipment & Services (2.4%)
BJ Services Co.	123,360	4,268,256
ENSCO International, Inc.	97,210	5,001,455
GlobalSantaFe Corp.	198,090	12,033,967
Halliburton Co.	128,711	9,398,477
National Oilwell Varco, Inc.*	107,810	6,912,777
Noble Corp.	74,820	6,067,902
Schlumberger Ltd.	104,532	13,230,615
Smith International, Inc.	100,520	3,916,260

		60,829,709

Oil & Gas (0.4%)
EOG Resources, Inc.	66,760	4,806,720
Peabody Energy Corp.	90,500	4,562,105

		9,368,825

Total Energy		70,198,534

Financials (12.1%)
Capital Markets (5.0%)
Charles Schwab Corp.	331,320	5,702,017
Franklin Resources, Inc.	16,740	1,577,578
Goldman Sachs Group, Inc.	360,402	56,568,698
Greenhill & Co., Inc.^	35,270	2,331,700
Lazard Ltd., Class A^	75,210	3,328,042
Legg Mason, Inc.	59,920	7,509,774
Lehman Brothers Holdings, Inc.	80,893	11,691,465
TD Ameritrade Holding Corp.*	390,642	8,152,699
UBS AG (Registered)^	259,724	28,561,848

		125,423,821

Consumer Finance (0.9%)
SLM Corp.	418,510	21,737,410

Diversified Financial Services (4.3%)
Chicago Mercantile Exchange Holdings, Inc.	70,655	31,618,112
Citigroup, Inc.	614,000	28,999,220
Deutsche Boerse AG	30,910	4,451,282
Euronext N.V.	68,000	5,599,847
IntercontinentalExchange, Inc.*^	79,000	5,454,950
International Securities Exchange, Inc.^	294,518	12,266,675
Nasdaq Stock Market, Inc.*	401,727	16,085,149
Singapore Exchange Ltd.	963,000	2,380,496

		106,855,731

Insurance (1.1%)
American International Group, Inc.	420,200	27,771,018
Genworth Financial, Inc., Class A	21,617	722,656

		28,493,674

Real Estate (0.0%)
Cyrela Brazil Realty S.A. (GDR)§	960	170,585

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.8%)
Countrywide Financial Corp.	576,500	$21,157,550

Total Financials		303,838,771

Health Care (14.9%)
Biotechnology (7.3%)
Affymetrix, Inc.*^	729,505	24,022,600
Alnylam Pharmaceuticals, Inc.*^	512,400	9,013,116
Applera Corp.- Celera Genomics Group*	1,423,866	16,644,993
Celgene Corp.*^	237,100	10,484,562
Cepheid, Inc.*^	2,145,411	19,651,965
Combinatorx, Inc.*†	463,415	4,750,004
Compugen Ltd.*	1,378,450	5,307,032
Curis, Inc.*^‡	3,487,292	8,299,755
deCODE genetics, Inc.*^	1,003,402	8,699,495
Genentech, Inc.*	386,254	32,642,325
Genzyme Corp.*	109,232	7,342,575
Gilead Sciences, Inc.*	155,490	9,674,588
Human Genome Sciences, Inc.*^	88,410	961,017
ImClone Systems, Inc.*^	37,790	1,285,616
Keryx Biopharmaceuticals, Inc.*^	20,070	383,538
Luminex Corp.*^	233,000	3,462,380
MedImmune, Inc.*	80,170	2,932,619
Memory Pharmaceuticals Corp.*^	1,336,100	3,697,657
Neurochem, Inc.*^	24,490	343,350
Neurocrine Biosciences, Inc.*^	49,110	3,169,559
Senomyx, Inc.*^	533,500	8,781,410

		181,550,156

Health Care Equipment & Supplies (3.3%)
Advanced Medical Optics, Inc.*^	177,310	8,269,738
Boston Scientific Corp.*	517,900	11,937,595
Cytyc Corp.*^	427,100	12,035,678
Gen-Probe, Inc.*	90,120	4,967,414
Given Imaging Ltd.*^	678,968	15,684,161
Medtronic, Inc.	254,963	12,939,372
Millipore Corp.*	141,610	10,346,027
Resmed, Inc.*^	53,220	2,340,616
St. Jude Medical, Inc.*	120,020	4,920,820

		83,441,421

Health Care Providers & Services (3.3%)
Aetna, Inc.	351,200	17,257,968
UnitedHealth Group, Inc.	1,044,161	58,326,833
WellPoint, Inc.*	83,850	6,492,506

		82,077,307

Pharmaceuticals (1.0%)
Alexza Pharmaceuticals, Inc.*	500,000	4,875,000
Allergan, Inc.	92,340	10,018,890
Endo Pharmaceuticals Holdings, Inc.*	81,850	2,685,499
Medicis Pharmaceutical Corp., Class A	30,680	1,000,168
Roche Holding AG	42,670	6,337,565

		24,917,122

Total Health Care		371,986,006

Industrials (6.6%)
Air Freight & Logistics (2.4%)
FedEx Corp.	504,612	56,990,879
UTI Worldwide, Inc.	102,190	3,229,204

		60,220,083

Commercial Services & Supplies (0.6%)
Corporate Executive Board Co.	55,210	5,570,689
Monster Worldwide, Inc.*	142,130	7,086,602
Waste Management, Inc.	74,750	2,638,675

		15,295,966

Electrical Equipment (1.0%)
Energy Conversion Devices, Inc.*^	282,623	$13,899,399
Plug Power, Inc.*^	1,184,400	5,922,000
Rockwell Automation, Inc.	62,640	4,504,443

		24,325,842

Machinery (1.3%)
Caterpillar, Inc.	443,090	31,818,293

Road & Rail (1.3%)
Burlington Northern Santa Fe Corp.	250,546	20,877,998
Union Pacific Corp.	139,777	13,048,183

		33,926,181

Total Industrials		165,586,365

Information Technology (33.5%)
Communications Equipment (9.5%)
Cisco Systems, Inc.*	818,327	17,733,146
Corning, Inc.*	425,760	11,457,202
F5 Networks, Inc.*^	112,470	8,152,950
Harris Corp.	55,120	2,606,625
JDS Uniphase Corp.*	5,022,485	20,943,762
Juniper Networks, Inc.*	2,286,067	43,709,601
Motorola, Inc.	750,424	17,192,214
Nice Systems Ltd. (ADR)*	67,760	3,453,050
Nokia Oyj (ADR)^	1,990,710	41,247,511
Nortel Networks Corp.*	779,720	2,378,146
QUALCOMM, Inc.	1,028,826	52,068,884
Research In Motion Ltd.*^	53,240	4,519,011
Telefonaktiebolaget LM Ericsson (ADR)*^	305,147	11,510,145

		236,972,247

Computers & Peripherals (3.1%)
Apple Computer, Inc.*	25,950	1,627,584
Dell, Inc.*	998,900	29,727,264
EMC Corp.*	648,590	8,840,282
Network Appliance, Inc.*	494,742	17,825,554
Rackable Systems, Inc.*	29,440	1,555,904
SanDisk Corp.*^	120,290	6,919,081
Sun Microsystems, Inc.*	2,270,294	11,646,608

		78,142,277

Electronic Equipment & Instruments (0.5%)
Mechanical Technology, Inc.*^	1,425,770	5,346,637
Trimble Navigation Ltd.*	143,086	6,446,025

		11,792,662

Internet Software & Services (7.5%)
Akamai Technologies, Inc.*^	103,330	3,398,524
CNET Networks, Inc.*	909,062	12,917,771
eBay, Inc.*	1,285,111	50,196,436
Equinix, Inc.*^	215,413	13,833,823
Google, Inc., Class A*	117,970	46,008,300
HomeStore, Inc.*	332,900	2,183,824
RealNetworks, Inc.*	1,536,020	12,672,165
Yahoo!, Inc.*	1,435,290	46,302,455

		187,513,298

IT Services (1.7%)
Accenture Ltd., Class A	435,900	13,107,513
Cognizant Technology Solutions Corp., Class A*	90,820	5,402,882
Euronet Worldwide, Inc.*^	36,090	1,365,285
First Data Corp.	271,110	12,693,370
Satyam Computer Services Ltd. (ADR)^	48,770	2,134,175
VeriFone Holdings, Inc.*^	235,300	7,127,237

		41,830,462

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	185,426	6,148,726

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Broadcom Corp., Class A*	312,532	$13,488,881
Intel Corp.	465,600	9,009,360
KLA-Tencor Corp.	490,423	23,716,856
Lam Research Corp.*	359,895	15,475,485
Marvell Technology Group Ltd.*	102,950	5,569,595
Netlogic Microsystems, Inc.*^	179,501	7,397,236
PMC-Sierra, Inc.*^	1,263,585	15,529,460
Samsung Electronics Co., Ltd. (GDR) (m)	37,580	12,279,265
Silicon Laboratories, Inc.*	420,443	23,103,343
Spansion, Inc., Class A*^	561,138	8,304,843
Tessera Technologies, Inc.*^	21,410	686,833
Xilinx, Inc.	186,540	4,749,308

		145,459,191

Software (5.4%)
Activision, Inc.*	277,654	3,828,849
Adobe Systems, Inc.*	403,730	14,098,251
Amdocs Ltd.*	259,830	9,369,470
CA, Inc.	702,300	19,109,583
Electronic Arts, Inc.*	720,300	39,414,816
Micros Systems, Inc.*^	51,020	2,350,491
MicroStrategy, Inc., Class A*^	24,730	2,603,822
NAVTEQ Corp.*	418,930	21,218,804
Shanda Interactive Entertainment Ltd. (ADS)*^	1,069,346	15,345,115
THQ, Inc.*^	114,220	2,957,156
TIBCO Software, Inc.*^	645,630	5,397,467

		135,693,824

Total Information Technology		837,403,961

Materials (0.7%)
Chemicals (0.3%)
Monsanto Co.	91,170	7,726,657
Nalco Holding Co.*	16,170	286,209

		8,012,866

Construction Materials (0.1%)
Cemex S.A. de C.V. (ADR)^	31,480	2,055,015

Metals & Mining (0.3%)
BHP Billion Ltd. (ADR)^	105,340	4,197,799
Cia Vale do Rio Doce (ADR)^	67,470	3,274,319

		7,472,118

Total Materials		17,539,999

Telecommunication Services (4.0%)
Diversified Telecommunication Services (2.1%)
Level 3 Communications, Inc.*^	6,732,586	34,874,796
NeuStar, Inc. Class A*	571,956	17,730,636
Orascom Telecom Holding SAE (GDR)	26,970	1,481,462

		54,086,894

Wireless Telecommunication Services (1.9%)
America Movil S.A. de C.V. (ADR)	192,430	6,592,652
American Tower Corp., Class A*	496,992	15,068,798
NII Holdings, Inc.*	28,000	1,651,160
Sprint Nextel Corp.	907,060	23,438,430

		46,751,040

Total Telecommunication Services		100,837,934

Total Common Stocks (97.7%) (Cost $2,104,218,783)		2,444,790,072

	Number of Warrants	Value (Note 1)
WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $ 4.45 expiring 10/14/09*†‡	48,100	$—

Total Warrants (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.8%)
Goldman Sachs Group, Inc. 4.83%, 4/3/06 (p)	$18,857,000	18,849,410

Government Security (1.7%)
Federal Home Loan Bank 4.55%, 4/3/06 (o) (p)	41,800,000	41,784,152

Short-Term Investments of Cash Collateral for Securities Loaned (16.6%)
Bavaria TRR Corp.
4.82%, 4/25/06	38,830,343	38,830,343
Belmont Funding LLC
4.78%, 4/20/06	4,014,676	4,014,676
Cantor Fitzgerald Securities
4.88%, 4/3/06	196,571,447	196,571,447
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	8,047,472	8,047,472
4.92%, 6/12/06	5,314,001	5,314,001
Charta LLC
4.56%, 4/7/06	5,325,690	5,325,690
Ciesco LLC
4.50%, 4/5/06	3,988,812	3,988,812
4.75%, 5/3/06	13,349,231	13,349,231
Deutsche Bank London
4.58%, 4/25/06	9,404,883	9,404,883
Fairway Finance Corp.
4.80%, 4/28/06	15,866,829	15,866,829
Fifth Third Bancorp
4.78%, 4/30/07 (l)	806,133	806,133
Galaxy Funding, Inc.
4.56%, 4/17/06	7,440,959	7,440,959
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	2,955,820	2,955,820
Hartford Life, Inc.
4.76%, 4/2/07 (l)	2,149,688	2,149,688
Lake Constance Funding LLC
4.50%, 4/7/06	6,644,699	6,644,699
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	940,488	940,488
Lexington Parker Capital
4.78%, 5/10/06	13,336,378	13,336,378
Mane Funding Corp.
4.80%, 5/10/06	13,357,218	13,357,218
Morgan Stanley
5.06%, 4/2/07 (l)	4,030,664	4,030,664
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	8,061,328	8,061,328
New York Life Insurance Co.
4.93%, 6/30/06 (l)	6,717,774	6,717,774
Park Sienna LLC
4.79%, 5/5/06	13,348,500	13,348,500
4.81%, 5/9/06	1,334,813	1,334,813
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	2,139,865	2,139,865
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	6,447,634	6,447,634

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
San Paolo N.Y. 4.69%, 5/10/06	$8,061,328	$8,061,328
SunTrust Bank, Atlanta 4.75%, 5/17/06 (l)	6,717,774	6,717,774
Thames Asset Global Securities 4.50%, 4/7/06	2,126,304	2,126,304
Variable Funding Capital Corp. 4.52%, 4/3/06	9,319,445	9,319,445

Total Short-Term Investments of Cash Collateral for Securities Loaned		416,650,196

Time Deposit (0.4%)
JPMorgan Chase Nassau 4.26%, 4/3/06	10,885,532	10,885,532

Total Short-Term Investments (19.5%) (Cost/Amortized Cost $488,177,103)		488,169,290

Total Investments (117.2%) (Cost/Amortized Cost $2,592,395,886)		2,932,959,362
Other Assets Less Liabilities (-17.2%)		(430,023,363)

Net Assets (100%)		$2,502,935,999

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $4,750,004 or 0.19% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $813,144 or 0.03% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exmption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

ADS — American Depositary Share

GDR — Global Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain (Loss)
Curis, Inc.	$11,041,311	$1,012,356	$—	$8,299,755	$—	$—
Curis, Inc. (Warrant), expiring 10/14/09	—	—	—	—	—	—

	$11,041,311			$8,299,755	$—	$—

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases
Stocks and long-term corporate debt securities	$565,437,088
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$628,757,008

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$424,486,925
Aggregate gross unrealized depreciation	(111,890,631)

Net unrealized appreciation	$312,596,294

Federal income tax cost of investments	$2,620,363,068

At March 31, 2006, the Portfolio had loaned securities with a total value of $405,667,949. This was secured by collateral of $416,650,196 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $31,702 as brokerage commissions with Sanford C: Bern-stein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $765,126,682, of which $180,683,754 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.1%)
Asset-Backed Securities (9.0%)
ACE Securities Corp., Series 06-HE1 A2A
4.898%, 2/25/36 (l)	$7,403,366	$7,403,310
Amortizing Residential Collateral Trust, Series 02-BC3M A
5.088%, 6/25/32 (l)	73,121	73,185
Series 02-BC4 A
5.108%, 7/25/32 (l)	8,882	8,846
Argent Securities, Inc., Series 03-W3 AV1B
5.268%, 9/25/33 (l)	46,963	46,981
Bear Stearns Asset Backed Securities, Inc., Series 02-2 A1
5.148%, 10/25/32 (l)	24,724	24,756
Series 03-2 A2
5.268%, 3/25/43 (l)	172,613	172,909
Series 06-HE1 1A1
4.908%, 12/25/35 (l)	7,349,796	7,349,500
Cendant Mortgage Corp., Series 03-A A1
6.000%, 7/25/43 § (l)	273,057	272,865
Chase Funding Loan Acquisition Trust, Series 03-C1 2A2
5.148%, 1/25/33 (l)	123,196	123,228
Chase Issuance Trust, Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,851,231
Chase Manhattan Auto Owner Trust, Series 05-A A3
3.870%, 6/15/09	8,800,000	8,635,493
Citibank Credit Card Issuance Trust, Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,361,324
Series 04-A1 A1
2.550%, 1/20/09	4,650,000	4,553,746
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,001,353
Series 06-A2 A2
4.850%, 2/10/11^	7,725,000	7,652,579
Countrywide Asset-Backed Certificates, Series 06-6 2A1
4.892%, 9/25/36 (l)	8,025,000	8,025,000
Credit Suisse First Boston Mortgage Securities Corp., Series 01-HE17 A1
5.128%, 1/25/32 (l)	50,470	50,535
Fieldstone Mortgage Investment Corp., Series 06-1 A1
4.880%, 5/25/36 (l)	7,900,000	7,900,000
First Franklin Mortgage Loan Asset Backed Certificates, Series 03-FF5 A2
5.468%, 3/25/34 (l)	86,437	86,235
Series 06-FF4 A1
4.893%, 2/25/46 (l)	7,935,000	7,935,000
Ford Credit Auto Owner Trust, Series 05-B A3
4.170%, 1/15/09	7,150,000	7,081,888
Series 05-C A3
4.300%, 8/15/09	7,525,000	7,410,895
Goldman Sachs AMP Trust, Series 02-NC1 A2
5.138%, 7/25/32 (l)	4,114	4,154
GSAA Home Equity Trust, Series 06-5 2A1
4.893%, 3/25/36 (l)	$7,925,000	$7,925,000
Home Equity Asset Trust, Series 02-1 A4
5.118%, 11/25/32 (l)	1,540	1,540
Honda Auto Receivables Owner Trust, Series 05-6 A3
4.850%, 10/19/09	7,375,000	7,333,843
Household Mortgage Loan Trust, Series 02-HC1 A
5.076%, 5/20/32 (l)	101,642	101,656
Irwin Home Equity, Series 03-C 2A
5.338%, 6/25/28 (l)	5,775	5,774
JP Morgan Mortgage Acquisition Corp., Series 06-FRE2 A2
4.892%, 2/25/36 (b) (e) (l)	8,100,000	8,100,000
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,141,363
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,829,381
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,825,211
MBNA Master Credit Card Trust USA, Series 96-M A
4.879%, 4/15/09 (l)	7,055,000	7,058,887
Morgan Stanley ABS Capital I, Series 03-HE2 A2
5.158%, 8/25/33 (l)	78,719	78,750
Morgan Stanley Dean Witter Capital I, Series 02-HE1 A2
5.148%, 7/25/32 (l)	4,383	4,436
Quest Trust,
Series 03-X3 A1
5.298%, 2/25/34 § (l)	104,075	104,082
Renaissance Home Equity Loan Trust, Series 03-2A
5.258%, 8/25/33 (l)	80,365	80,545
Series 03-3 A
5.318%, 12/25/33 (l)	414,142	416,894
Residential Asset Mortgage Products, Inc., Series 03-RS11 AIIB
5.148%, 12/25/33 (l)	106,489	106,568
Series 05-EFC4 A1
4.928%, 9/25/35 (l)	6,169,465	6,170,457
Series 05-RZ4 A1
4.938%, 11/25/35 (l)	7,135,942	7,136,449
Series 06-RS2 A1
4.898%, 3/25/36 (l)	7,771,384	7,771,326
Salomon Brothers Mortgage Securities VII, Series 02-CIT1 A
5.118%, 3/25/32 (l)	146,175	146,543
Saxon Asset Securities Trust, Series 02-1 AV2
5.088%, 1/25/32 (l)	30,155	30,183
SLM Student Loan Trust, Series 04-9 A2
4.643%, 10/25/12 (l)	3,979,181	3,970,347
Series 06-3 A1
4.712%, 1/25/13	10,825,000	10,825,866
Soundview Home Equity Loan Trust, Series 06-2 A1
4.910%, 4/25/36 (l)	7,950,000	7,950,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Investment Loan Trust, Series 06-1 A1
4.898%, 1/25/36 (l)	$7,548,451	$7,548,948
Structured Asset Securities Corp., Series 02-HF1 A
5.108%, 1/25/33 (l)	99,101	99,478
Series 03-AL2 A
3.357%, 1/25/31 §	1,016,535	901,027
USAA Auto Owner Trust, Series 04-3 A3
3.160%, 2/17/09	8,827,684	8,720,668

		195,410,235

Non-Agency CMO (10.1%)
Banc of America Commercial Mortgage, Inc., Series 00-1 A2A
7.333%, 11/15/31	6,310,000	6,672,779
Series 01-1 A2
6.503%, 4/15/36	4,771,449	4,944,380
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,502,122
Banc of America Funding Corp., Series 06-A 1A1
4.626%, 2/20/36 (l)	2,437,926	2,380,830
Banc of America Alternative Loan Trust, Series 04-5 4A1
5.000%, 6/25/19	1,689,980	1,647,995
Series 04-6 4A1
5.000%, 7/25/19	1,814,565	1,758,187
Banc of America Mortgage Securities, Series 02-K 2A1
5.446%, 10/20/32 (l)	92,232	92,100
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.784%, 6/25/31 (l)	2,707	2,678
Series 05-10 A2
4.750%, 10/25/35 (l)	2,500,000	2,420,211
Bear Stearns Alt-A Trust,
Series 03-7 2A2
5.098%, 2/25/34 (l)	264,301	264,416
Bear Stearns Commercial Mortgage Securities, Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,084,820
Chase Commercial Mortgage Securities Corp., Series 99-2 A2
7.198%, 1/15/32	530,000	559,525
Series 00-1 A2
7.757%, 4/15/32^	803,552	853,419
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,406,175
Citigroup Commercial Mortgage Trust, Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,471,190
Citigroup Mortgage Loan Trust, Inc. Series 06-AR1 1A1
4.900%, 10/25/35 † (l)	10,794,779	10,607,118
Commercial Mortgage Acceptance Corp., Series 98-C2 A2
6.030%, 9/15/30	4,094,818	4,134,008
Commercial Mortgage Pass-Through Certificates, Series 00-C1 A2
7.416%, 8/15/33	6,190,000	6,559,034
Countrywide Alternative Loan Trust, Series 03-J3 2A1
6.250%, 12/25/33	499,435	497,262
Countrywide Asset-Backed Certificates, Series 05-IM2 A1
4.691%, 1/25/36 (l)	5,668,192	5,668,879
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-R4 1A3
6.000%, 11/25/26 §	$1,500,000	$1,490,664
Series 03-R4 2A
6.500%, 1/25/34 §	456,125	460,772
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,687,643
Series 02-P1A A
4.879%, 3/25/32 † § (l)	87,965	88,494
Series 02-P2A A2
5.148%, 3/25/32 † § (l)	112,247	111,974
Series 02-P3A A1
5.368%, 8/25/33 † § (l)	167,920	168,524
Series 05-C2 A4
4.832%, 4/15/37^	4,760,000	4,510,579
Series 98-C2 A2
6.300%, 11/11/30	1,138,749	1,160,197
Credit Suisse Mortgage Capital Certificates, Series 06-3 1A1A
4.760%, 4/25/36 (l)	7,975,000	7,974,377
DLJ Commercial Mortgage Corp., Series 98-CF1 A1B
6.410%, 2/18/31	3,222,699	3,265,540
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	282,714
Series 99-CG2 A1B
7.300%, 6/10/32	3,770,000	3,969,254
Series 00-CKP1 A1B
7.180%, 11/10/33	6,650,000	7,079,686
First Horizon Asset Securities, Inc., Series 00-H 1A
7.000%, 9/25/30	1,929	1,922
First Republic Mortgage Loan Trust, Series 01-FRB1 A
5.099%, 11/15/31 (l)	1,131,700	1,136,231
First Union National Bank Commercial Mortgage, Series 01-C4 A2
6.223%, 12/12/33	6,520,000	6,758,384
GE Capital Commercial Mortgage Corp., Series 02-3A A1
4.229%, 12/10/37	2,291,872	2,227,299
GMAC Commercial Mortgage Securities, Inc., Series 99-2 A2
6.945%, 9/15/33^	325,000	338,284
Series 99-C3 A2
7.179%, 8/15/36	3,137,820	3,283,768
Series 00-C1 A2
7.724%, 3/15/33	3,900,000	4,188,548
Series 00-C2 A2
7.455%, 8/16/33	3,430,000	3,666,898
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,425,178
Greenwich Capital Commercial Funding Corp., Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,173,763
GS Mortgage Securities Corp. II, Series 98-C1 A3
6.135%, 10/18/30	5,910,516	5,995,494
Series 03-FL6A A1
4.899%, 11/15/15 § (l)	85,139	85,122
Series 06-GG6 A4
5.553%, 4/10/38 (l)	2,395,000	2,388,108

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
GSR Mortgage Loan Trust, Series 04-9 4A1
4.063%, 8/25/34 (l)	$7,790,438	$7,538,972
Series 05-AR6 2A1
4.540%, 9/25/35 (l)	2,827,631	2,762,774
Heller Financial Commercial Mortgage Asset Trust, Series 99-PH1 A1
6.500%, 5/15/31	12,234	12,247
Series 99-PH1 A2
6.847%, 5/15/31	475,000	490,375
Homebanc Mortgage Trust, Series 05-4 A1
5.088%, 10/25/35 (l)	4,246,921	4,252,874
Impac CMB Trust, Series 03-8 2A1
5.268%, 10/25/33 (l)	496,928	497,181
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,428,898
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,348,665
Series 01-CIBC A3
6.260%, 3/15/33	5,260,000	5,440,426
Series 05-LDP2 A4
4.738%, 7/15/42	2,465,000	2,314,582
LB Commercial Conduit Mortgage Trust, Series 98-C4 A1B
6.210%, 10/15/35	1,425,000	1,450,340
LB-UBS Commercial Mortgage Trust, Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,667,204
MASTR Alternative Loans Trust, Series 04-4 1A1
5.500%, 5/25/34	2,528,728	2,476,208
Merrill Lynch Mortgage Investors, Inc., Series 03-A1 3A
4.910%, 12/25/32 (l)	649,367	629,564
Morgan Stanley Capital I, Series 98-WF1 A2
6.550%, 3/15/30	1,716,522	1,739,423
Residential Accredit Loans, Inc., Series 03-QR19 CB1
5.750%, 10/25/33	973,151	970,470
Salomon Brothers Mortgage Securities VII, Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,059,417
Sequoia Mortgage Trust, Series 03-4 2A1
5.126%, 7/20/33 (l)	536,168	538,745
Series 10-2A1
5.156%, 10/20/27 (l)	355,500	356,256
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS 1A1
5.138%, 10/25/35 (l)	5,590,145	5,615,642
Structured Asset Mortgage Investments, Inc., Series 02-AR3 A1
5.106%, 9/19/32 (l)	185,001	185,183
Series 06-AR3 12A1
5.220%, 3/25/36 † (e) (l)	2,600,000	2,604,077
Structured Asset Securities Corp., Series 03-2
5.114%, 1/21/09 §	2,999,637	2,999,637
Terra, Series 06-1A A1
5.031%, 6/15/17 §	5,920,000	5,920,000
Wachovia Bank Commercial Mortgage Trust, Series 05-C17 APB
5.037%, 3/15/42	$5,110,000	$4,975,919
Washington Mutual, Inc., Series 02-AR10 A6
4.816%, 10/25/32 (l)	311,770	309,129
Series 02-AR6 A
5.151%, 6/25/42 (l)	420,479	422,653
Series 02-AR9 1A
5.018%, 8/25/42 (l)	545,275	539,732
Series 03-R1 A1
5.088%, 12/25/27 (l)	1,956,038	1,954,641
Wells Fargo Mortgage Backed Securities Trust, Series 04-K 1A2
4.477%, 7/25/34 (l)	6,462,206	6,257,613

		220,205,392

Total Asset-Backed and Mortgage-Backed Securities		415,615,627

Consumer Discretionary (1.1%)
Automobiles (0.3%)
DaimlerChrysler AG
7.450%, 3/1/27	330,000	346,894
DaimlerChrysler NA Holdings Corp.
5.380%, 5/24/06 (l)	2,700,000	2,700,820
4.050%, 6/4/08	200,000	193,800
Ford Motor Credit Co.
5.800%, 1/12/09	3,400,000	3,105,074

		6,346,588

Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	500,000	526,507

Media (0.7%)
BSKYB Finance UK plc
6.500%, 10/15/35 §	160,000	152,319
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,147,142
Comcast Corp.
6.500%, 1/15/15^	969,000	992,812
7.050%, 3/15/33^	715,000	735,830
6.500%, 11/15/35	1,435,000	1,392,375
6.450%, 3/15/37	2,115,000	2,035,057
COX Communications, Inc.
7.125%, 10/1/12^	115,000	120,642
Historic TW, Inc.
6.625%, 5/15/29	200,000	196,571
News America Holdings, Inc.
7.750%, 1/20/24	145,000	156,723
8.500%, 2/23/25	775,000	895,098
8.450%, 8/1/34	245,000	288,462
News America, Inc.
7.125%, 4/8/28	275,000	280,804
7.300%, 4/30/28	425,000	441,756
7.280%, 6/30/28	525,000	544,243
6.200%, 12/15/34^	595,000	557,226
6.400%, 12/15/35^§	325,000	310,744
TCI Communications, Inc.
7.875%, 8/1/13	130,000	142,697
7.875%, 2/15/26	1,070,000	1,173,155
7.125%, 2/15/28	360,000	369,081
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	10,763
6.950%, 1/15/28^	2,910,000	2,951,514
Time Warner, Inc.
6.750%, 4/15/11	135,000	140,010
7.700%, 5/1/32^	598,000	657,628

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Turner Broadcasting System, Inc.
8.375%, 7/1/13	$65,000	$72,686

		15,765,338

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27	610,000	615,403
May Department Stores Co.
6.650%, 7/15/24^	205,000	208,015
7.875%, 3/1/30	160,000	181,196
6.700%, 7/15/34	155,000	157,553
8.125%, 8/15/35	500,000	535,173

		1,697,340

Total Consumer Discretionary		24,335,773

Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Delhaize America, Inc.
7.375%, 4/15/06	750,000	750,712

Total Consumer Staples		750,712

Energy (0.5%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10	1,100,000	1,102,596
7.600%, 8/15/96	525,000	590,881

		1,693,477

Oil & Gas (0.4%)
Conoco, Inc.
8.350%, 8/1/06	280,000	282,045
ConocoPhillips
7.000%, 3/30/29	30,000	34,041
Devon Financing Corp. ULC
7.875%, 9/30/31	820,000	989,965
EnCana Corp.
6.500%, 8/15/34	375,000	392,371
EnCana Holdings Finance Corp.
5.800%, 5/1/14	1,250,000	1,260,186
Enterprise Products Operating LP
4.000%, 10/15/07.	575,000	562,524
Kinder Morgan Finance Co. ULC
5.350%, 1/5/11	1,300,000	1,279,269
6.400%, 1/5/36	425,000	413,824
Petro-Canada
5.950%, 5/15/35	420,000	400,361
Talisman Energy, Inc.
5.850%, 2/1/37^	950,000	893,053
Tosco Corp.
7.250%, 1/1/07	400,000	404,802
Trans-Canada Pipelines
5.850%, 3/15/36	500,000	488,792
XTO Energy, Inc.
6.100%, 4/1/36^	875,000	851,532

		8,252,765

Total Energy		9,946,242

Financials (9.5%)
Capital Markets (0.9%)
Bank of New York Co., Inc.
3.800%, 2/1/08	1,200,000	1,169,573
Morgan Stanley
4.910%, 3/7/08 (l)	12,330,000	12,326,338
5.050%, 1/21/11^	4,560,000	4,470,013
6.750%, 4/15/11^	800,000	842,120
5.300%, 3/1/13	300,000	293,398

		19,101,442

Commercial Banks (4.3%)
Asahi Financial Co.
5.618%, 3/27/49 †	1,000,000	1,008,959
Bank of America Corp.
4.750%, 10/15/06	$2,761,000	$2,753,930
6.250%, 4/1/08	425,000	432,282
4.960%, 3/24/09 (l)	8,275,000	8,274,645
4.500%, 8/1/10^	3,260,000	3,150,754
Bank of Scotland Treasury Services
3.500%, 11/30/07 §	1,285,000	1,250,687
Bank One NA/Illinois
3.700%, 1/15/08 (a)	1,250,000	1,217,155
Bank One NA/Texas
6.250%, 2/15/08	1,000,000	1,014,911
BankBoston NA
6.375%, 4/15/08 (a)	625,000	637,601
Barclays Bank plc/New York
4.900%, 3/13/09 (l)	14,025,000	14,025,000
Depfa ACS Bank
3.625%, 10/29/08	2,000,000	1,928,368
HBOS plc
3.125%, 1/12/07 §	950,000	935,305
HBOS Treasury Services plc
3.600%, 8/15/07 §	780,000	763,677
HSBC Bank USA NA
3.870%, 6/7/07	6,725,000	6,619,720
HSBC Capital Funding LP
4.610%, 12/31/49 § (l)	550,000	505,041
L-Bank Landeskreditbank Baden - Wuerttemberg Foerderbank
4.250%, 9/15/10^	3,950,000	3,809,356
National City Bank/Indiana
3.300%, 5/15/07	500,000	488,351
National Westminster Bank plc
7.375%, 10/1/09	725,000	772,569
PNC Financial Services
8.625%, 12/31/26 §	2,000,000	2,124,434
Rabobank Capital Funding II
5.260%, 12/29/49 § (l)	780,000	749,723
Rabobank Nederland
5.010%, 4/6/09 § (l)	15,950,000	15,950,000
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 § (l)	300,000	291,024
Suntrust Bank
4.415%, 6/15/09	980,000	955,261
SunTrust Banks, Inc.
3.625%, 10/15/07^	845,000	823,354
4.000%, 10/15/08	895,000	868,083
U.S. Bancorp
3.950%, 8/23/07	100,000	98,211
U.S. Bank N.A.
2.870%, 2/1/07	555,000	543,672
2.400%, 3/12/07	825,000	801,514
4.400%, 8/15/08	2,270,000	2,228,504
USB Capital IX
6.189%, 3/29/49 (l)	1,110,000	1,100,213
Wachovia Bank NA
4.375%, 8/15/08	270,000	265,096
4.980%, 3/23/09 (l)	10,225,000	10,221,370
Wachovia Capital Trust III
5.800%, 12/31/49 (l)	1,170,000	1,149,500
Wachovia Corp.
6.300%, 4/15/08 (l)	1,165,000	1,189,901
Wells Fargo & Co.
4.200%, 1/15/10	1,950,000	1,871,466
4.625%, 8/9/10	2,390,000	2,319,567
4.875%, 1/12/11	460,000	449,846

		93,589,050

Consumer Finance (0.4%)
General Motors Acceptance Corp.
5.645%, 5/18/06 (l)	1,200,000	1,197,408

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 1/16/07^ (l)	$6,250,000	$6,150,919
5.620%, 3/20/07 (l)	1,130,000	1,106,924
HSBC Finance Corp.
6.450%, 2/1/09	65,000	66,495
4.750%, 5/15/09^	450,000	441,792

		8,963,538

Diversified Financial Services (3.5%)
Associates Corp. of North America
6.250%, 11/1/08	650,000	664,823
6.875%, 11/15/08	4,100,000	4,257,694
BAE Systems Holdings, Inc.
5.200%, 8/15/15 §	1,015,000	962,975
Belvoir Land LLC
5.270%, 12/15/47 §	825,000	739,480
Citicorp
7.750%, 6/15/06	25,000	25,117
Citigroup, Inc.
3.500%, 2/1/08	2,615,000	2,536,425
3.625%, 2/9/09^	980,000	937,357
6.200%, 3/15/09	905,000	927,050
4.125%, 2/22/10	6,580,000	6,295,672
4.625%, 8/3/10	485,000	470,961
Eksportfinans A/S
3.375%, 1/15/08^	4,070,000	3,948,340
General Electric Capital Corp.
3.450%, 7/16/07	700,000	684,905
3.450%, 1/15/08 (l)	13,175,000	13,106,266
4.125%, 9/1/09	4,155,000	4,006,155
5.000%, 11/15/11	12,270,000	12,027,250
Goldman Sachs Group, Inc.
5.265%, 6/28/10 (l)	10,000,000	10,041,820
5.350%, 1/15/16^	1,875,000	1,810,989
Irwin Land LLC
5.030%, 12/15/25 §	725,000	667,319
5.300%, 12/15/35 §	1,195,000	1,099,902
JPMorgan Chase & Co.
4.000%, 2/1/08	740,000	723,664
6.375%, 2/15/08	775,000	787,564
MassMutual Global Funding II
2.550%, 7/15/08 §	850,000	799,774
Nationwide Building Society
2.625%, 1/30/07 §	375,000	367,272
3.500%, 7/31/07 §	1,975,000	1,931,165
4.250%, 2/1/10 §	295,000	282,976
New York Life Global Funding
3.875%, 1/15/09 §	775,000	746,375
Pemex Finance Ltd.
9.030%, 2/15/11 (a)	100,000	108,045
Pricoa Global Funding I
4.350%, 6/15/08 §	1,275,000	1,247,188
Racers, Series 97-R-8-3
5.049%, 8/15/07 † § (b) (e) (l)	800,000	771,644
TIAA Global Markets, Inc.
3.875%, 1/22/08 §	615,000	599,626
Toll Brothers Finance Corp.
6.875%, 11/15/12	1,615,000	1,652,515
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	328,512
USAA Capital Corp.
4.000%, 12/10/07 §	975,000	954,524

		76,511,344

Insurance (0.2%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07	2,140,000	2,089,535
4.125%, 1/15/10	85,000	81,289
4.750%, 5/15/12	760,000	733,289
Metropolitan Life Global Funding I
4.750%, 6/20/07 §	$200,000	$197,519
Monumental Global Funding III
5.200%, 1/30/07 §	1,175,000	1,174,532

		4,276,164

Real Estate (0.2%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11 (a)	270,000	283,426
4.950%, 3/15/13	550,000	524,816
ERP Operating LP
6.625%, 3/15/12	445,000	468,053
Prologis (REIT)
5.500%, 4/1/12	2,160,000	2,134,909
Rouse Co. (REIT)
3.625%, 3/15/09	1,160,000	1,078,387

		4,489,591

Total Financials		206,931,129

Government Securities (69.9%)
Agency CMO (4.5%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13	5,438,071	5,369,724
4.500%, 2/15/15	4,700,000	4,615,692
4.500%, 1/15/16	5,534,487	5,432,481
5.000%, 6/15/16	3,926,094	3,912,046
5.000%, 11/15/17	2,660,000	2,574,543
5.000%, 12/15/19	5,300,000	5,275,721
4.500%, 10/15/23	5,300,000	5,192,255
5.099%, 12/15/29 (l)	37,011	37,162
5.500%, 1/15/31	3,669,622	3,658,503
5.500%, 10/15/33	2,958,742	2,946,154
5.500%, 4/15/35	5,049,351	5,027,704
5.500%, 6/15/35	3,797,262	3,780,559
5.500%, 8/1/35 IO	10,494,264	2,687,709
5.500%, 2/1/36 IO	11,270,827	3,047,523
6.500%, 7/25/43	1,146,591	1,161,601
Federal National Mortgage Association
3.000%, 8/25/09	203,249	201,963
4.500%, 2/25/17	3,188,475	3,114,938
4.500%, 3/25/17	1,825,868	1,782,323
3.500%, 4/25/17	656,667	649,703
5.000%, 3/25/18	1,190,000	1,139,594
5.500%, 5/25/27	7,636,578	7,635,512
6.000%, 8/25/28	3,267,973	3,283,783
5.310%, 8/25/33	2,900,000	2,793,456
5.500%, 12/25/33	4,041,896	4,004,440
5.500%, 1/25/34	3,825,753	3,788,774
6.500%, 7/25/34	2,895,181	2,949,841
5.500%, 2/25/35	3,383,396	3,365,626
5.500%, 8/25/35	1,097,274	1,089,576
Government National Mortgage Association
6.500%, 6/20/32	191,278	196,142
Small Business Administration
4.628%, 3/10/13	846,830	807,660
Participation Certificates
4.930%, 1/1/24	870,454	841,973
4.340%, 3/1/24	5,345,984	4,966,743
4.625%, 2/1/25	472,626	445,769

		97,777,193

Foreign Governments (2.3%)
Croatia Government International Bond
5.625%, 7/31/06 (l)	10,326	10,336
5.625%, 7/31/10 (l)	926,591	931,224
Export-Import Bank of China
5.250%, 7/29/14 §	3,700,000	3,592,522
Federative Republic of Brazil
5.188%, 4/15/06 (l)	275,200	275,180
5.188%, 4/15/09 (l)	269,231	269,231

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
5.250%, 4/15/09 (l)		$1,070,680	$1,068,324
10.710%, 6/29/09 (l)		1,500,000	1,747,500
5.250%, 4/15/12 (l)		2,268,925	2,267,791
8.875%, 10/14/19		2,795,000	3,232,075
8.875%, 4/15/24		300,000	349,260
8.750%, 2/4/25		150,000	172,493
7.125%, 1/20/37		100,000	98,000
11.000%, 8/17/40		3,800,000	4,870,080
Israel Government AID Bond
5.500%, 4/26/24		1,950,000	1,994,444
5.500%, 9/18/33		1,945,000	1,988,936
Republic of Chile
5.500%, 1/15/13		1,000,000	1,000,000
Republic of Italy
0.375%, 10/10/06	JPY	148,000,000	1,256,287
3.800%, 3/27/08		364,000,000	3,269,302
Republic of Panama
9.625%, 2/8/11		$350,000	404,337
Republic of Peru
9.125%, 1/15/08		400,000	417,600
9.125%, 2/21/12		1,493,000	1,687,090
5.000%, 3/7/17 (l)		1,637,500	1,554,898
Republic of South Africa
7.375%, 4/25/12		60,000	65,112
6.500%, 6/2/14^		1,480,000	1,555,850
Russian Federation
5.000%, 3/31/30 (e) (m)		8,350,000	9,161,620
Swedish Export Credit AB
2.875%, 1/26/07		850,000	836,603
United Mexican States
5.280%, 1/13/09 (l)		950,000	960,450
10.375%, 2/17/09		1,352,000	1,523,028
8.125%, 12/30/19		1,180,000	1,386,500
8.000%, 9/24/22^		1,175,000	1,373,575

			49,319,648

Municipal Bonds (0.6%)
California State Economic Recovery, Series 1041
6.590%, 7/1/12 §(l)		800,000	908,416
City of Chicago, IL
7.616%, 1/1/14 (l)		200,000	202,748
Cook County, Illinois, Series B
5.000%, 11/15/12		1,245,000	1,322,588
Energy Northwest Washington Electricity Revenue
7.570%, 7/1/14 §(l)		500,000	596,980
Florida State Board of Education
5.000%, 6/1/33		320,000	330,141
Florida State Turnpike Authority
5.000%, 7/1/33		80,000	82,723
Golden State Tobacco Securitization Corp./California
6.750%, 6/1/39		730,000	820,965
7.900%, 6/1/42		230,000	274,905
Honolulu, Hawaii City & County Board
5.000%, 7/1/10		700,000	734,237
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	166,045
Mashantucket Western Pequot Tribe
5.912%, 9/1/21 §		370,000	354,527
Michigan State Building Authority
5.250%, 10/15/12		1,550,000	1,671,396
New York City Municipal Water Finance Authority
5.000%, 6/15/29 §		300,000	309,321
6.580%, 6/15/34 §(l)		260,000	273,863
6.830%, 6/15/34 §(l)		100,000	109,208
New York State Environmental Facilities Corp.
5.000%, 6/15/32		$210,000	$217,816
Salt River Projects Agricultural Improvement & Power District/Arizona
5.000%, 1/1/31		350,000	361,284
San Francisco, California City & County Public Utilities Commission
5.000%, 11/1/32		300,000	310,548
South Carolina Transportation Infrastructure
5.000%, 10/1/33		190,000	196,470
State of New Jersey Transportation Trust Fund Authority
6.480%, 6/15/11 §(l)		775,000	852,159
Tobacco Settlement Financing Corp./ New Jersey
6.000%, 6/1/37		250,000	261,965
6.750%, 6/1/39		795,000	888,420
6.250%, 6/1/43		1,930,000	2,090,364

			13,337,089

Supranational (0.0%)
European Investment Bank
3.000%, 9/20/06	JPY	100,000,000	858,484

U.S. Government Agencies (40.5%)
Federal Farm Credit Bank
4.100%, 6/16/11		$200,000	189,685
Federal Home Loan Bank
3.000%, 4/20/09 (e)		1,800,000	1,733,494
4.125%, 1/5/10		500,000	481,789
4.500%, 6/12/13		3,700,000	3,509,468
4.625%, 9/11/20		32,800,000	30,110,302
Federal Home Loan Mortgage Corp.
4.000%, 10/7/09		2,000,000	1,920,288
4.000%, 6/1/10		1,335,717	1,285,431
4.625%, 5/28/13		850,000	801,463
6.000%, 1/1/14		44,461	44,988
5.500%, 2/1/14		464,818	462,997
6.000%, 7/1/14		25,287	25,592
6.000%, 2/1/17		895,163	905,868
6.000%, 3/1/17		17,583	17,791
6.500%, 3/1/17		101,294	103,398
6.000%, 4/1/17		795,715	805,168
6.000%, 5/1/17		4,780	4,837
6.000%, 7/1/17		136,387	138,053
6.000%, 8/1/17		148,052	149,817
5.500%, 11/1/17		173,650	172,643
5.000%, 2/1/19		424,374	413,983
4.500%, 4/1/19		332,912	318,008
4.000%, 5/1/19		38,540	35,989
4.500%, 5/1/19		2,020,741	1,930,275
4.500%, 6/1/19		689,761	659,254
4.500%, 8/1/19		79,362	75,809
4.500%, 11/1/19		1,732,672	1,655,102
4.500%, 2/1/20		25,698	24,535
5.000%, 2/1/20		505,517	493,139
4.500%, 3/1/20		20,908	19,972
4.500%, 4/1/20		1,920,134	1,833,252
5.000%, 4/1/20		153,445	149,592
4.500%, 5/1/20		2,490,845	2,378,140
5.000%, 5/1/20		86,181	84,017
5.000%, 6/1/20		1,363,955	1,330,030
5.000%, 7/1/20		3,459,479	3,373,336
4.500%, 8/1/20		3,962,181	3,784,799
4.000%, 9/1/20		97,006	90,487
5.000%, 10/1/20		29,491,094	28,750,518

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 12/1/20	$18,774,748	$18,303,279
5.500%, 3/1/23	85,342	84,132
6.500%, 4/1/31	1,589	1,620
5.500%, 11/1/31	1,579,344	1,546,586
5.633%, 11/1/31 (l)	105,840	107,395
5.500%, 11/1/32	826,795	809,646
5.500%, 1/1/33	137,152	134,227
5.500%, 2/1/33	873,960	855,324
5.500%, 3/1/33	54,772	53,583
5.500%, 4/1/33	81,001	79,243
5.500%, 5/1/33	27,528	26,931
5.500%, 10/1/33	82,929	81,129
5.000%, 4/1/34	5,505,194	5,247,705
5.000%, 9/1/35	6,742,887	6,417,224
5.500%, 10/1/35	903,006	881,934
5.000%, 12/1/35	99,905	95,080
4.500%, 4/15/21 TBA	500,000	477,188
5.500%, 4/15/36 TBA	80,000,000	78,100,000
Federal National Mortgage Association
2.350%, 4/29/06	6,640,000	6,627,070
4.665%, 5/22/06 (l)	30,700,000	30,693,352
4.725%, 9/7/06 (l)	18,300,000	18,296,999
4.000%, 10/16/06	7,200,000	7,155,893
2.710%, 1/30/07	12,775,000	12,526,846
2.350%, 4/5/07	6,220,000	6,052,029
3.740%, 2/24/09	10,600,000	10,214,669
3.125%, 3/16/09^	2,180,000	2,059,640
4.040%, 3/16/09	500,000	484,903
4.000%, 7/23/09	187,000	180,350
7.000%, 4/1/15	110,173	113,258
6.000%, 3/1/16	18,439	18,697
6.000%, 4/1/16	2,693	2,731
7.000%, 4/1/16	134,138	137,894
6.000%, 8/1/16	100,179	101,581
5.500%, 2/1/17	645,031	641,772
6.000%, 5/1/17	21,442	21,740
5.500%, 6/1/17	194,782	193,653
5.500%, 8/1/17	175,859	174,840
6.000%, 8/1/17	10,748	10,897
5.500%, 10/1/17	148,755	148,003
5.500%, 12/1/17	9,518	9,470
5.000%, 1/1/18	4,096,480	3,998,225
6.000%, 1/1/18	10,041	10,181
5.000%, 3/1/18	4,989,267	4,874,040
4.500%, 4/1/18	478,762	458,708
5.500%, 4/1/18	1,234,549	1,227,970
4.500%, 5/1/18	715,575	686,232
5.000%, 6/1/18	711,275	694,848
4.500%, 10/1/18	375,376	359,653
5.000%, 10/1/18	23,845	23,294
5.500%, 10/1/18	16,618	16,529
5.500%, 11/1/18	6,790,771	6,756,463
5.000%, 12/1/18	10,337,386	10,106,219
5.000%, 1/1/19	744,833	727,631
4.500%, 2/1/19	928,697	888,198
5.500%, 3/1/19	666,884	663,387
5.000%, 5/1/19	674,090	657,950
5.000%, 6/1/19	73,805	72,019
5.500%, 7/1/19	35,251	35,063
5.000%, 12/1/19	10,297,651	10,048,905
5.886%, 1/1/28 (l)	300,085	306,716
6.500%, 2/1/31	1,805	1,847
6.500%, 8/1/31	763	781
7.000%, 8/1/31	64,290	66,293
7.000%, 3/1/32	99,413	102,411
7.000%, 4/1/32	224,972	231,961
7.000%, 5/1/32	13,410	13,811
6.500%, 6/1/32	263,362	269,264
7.000%, 7/1/32	$69,013	$71,149
6.500%, 8/1/32	316,665	323,983
6.500%, 9/1/32	2,795,649	2,858,297
7.000%, 10/1/32	70,296	72,479
5.500%, 11/1/32	614,614	601,391
6.500%, 11/1/32	375,421	383,834
6.500%, 12/1/32	100,779	103,037
5.500%, 1/1/33	1,272,187	1,244,817
5.500%, 2/1/33	2,506,047	2,451,930
6.500%, 2/1/33	118,946	121,477
4.324%, 3/1/33 (l)	296,912	297,610
5.500%, 3/1/33	261,976	256,231
5.500%, 4/1/33	3,115,884	3,047,550
5.500%, 6/1/33	35,491,672	34,714,938
5.500%, 7/1/33	160,735	157,210
5.500%, 8/1/33	171,491	167,730
5.500%, 10/1/33	1,231,870	1,204,853
6.500%, 10/1/33	8,748	8,934
5.000%, 11/1/33	17,637,738	16,838,853
5.500%, 11/1/33	1,150,400	1,125,170
5.500%, 12/1/33	492,999	482,187
5.500%, 2/1/34	13,087,499	12,799,540
6.000%, 2/1/34	5,420,130	5,423,031
5.500%, 3/1/34	8,384,877	8,196,690
5.500%, 4/1/34	16,583,422	16,222,300
5.500%, 5/1/34	18,330,086	17,921,676
5.500%, 6/1/34	19,192,303	18,761,762
5.500%, 7/1/34	17,191,626	16,806,695
6.500%, 7/1/34	105,481	107,626
5.500%, 8/1/34	905,177	885,128
6.000%, 8/1/34	3,379,215	3,381,024
5.500%, 9/1/34	22,004,784	21,482,378
6.500%, 9/1/34	507,567	517,888
7.000%, 9/1/34	95,172	98,016
5.500%, 11/1/34	48,896,552	48,776,690
6.500%, 12/1/34	532,306	520,359
5.500%, 1/1/35	66,447,821	64,956,488
5.500%, 2/1/35	87,386,524	85,446,280
5.500%, 3/1/35	822,411,543	21,881,086
4.990%, 5/1/35 (l)	12,909,656	12,801,411
5.500%, 5/1/35	616,322	602,805
4.500%, 9/1/35	97,777	90,224
4.500%, 10/1/35	2,080,445	1,919,744
5.000%, 10/1/35	634,751	604,441
5.500%, 10/1/35	1,962,524	1,916,213
5.000%, 11/1/35	11,950,044	11,379,416
5.500%, 11/1/35	2,474,316	2,415,928
5.500%, 12/1/35	10,600,000	10,346,594
6.001%, 12/1/40 (l)	363,345	371,545
5.500%, 4/25/21 TBA	35,900,000	35,675,625
4.500%, 4/25/36 TBA	7,600,000	7,008,629
5.500%, 5/25/36 TBA	38,500,000	37,537,500
Government National Mortgage Association
4.750%, 7/20/27 (l)	17,908	18,021
6.000%, 11/15/28	30,631	30,993
6.000%, 1/15/29	86,234	87,365
6.000%, 2/15/29	26,318	26,629
6.500%, 5/15/29	42,017	43,556
6.000%, 6/15/29	31,878	32,255
7.000%, 9/15/31	70,617	73,663
7.000%, 10/15/31	12,103	12,623
6.000%, 11/15/31	20,737	20,996
6.000%, 12/15/31	123,872	125,420
7.000%, 2/15/32	47,415	49,446
7.000%, 4/15/32	38,013	39,641
7.000%, 5/15/32	40,768	42,524
7.000%, 2/15/33	78,882	82,242

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 4/15/33	$192,019	$190,171
6.000%, 12/15/35	498,364	504,251
Housing Urban Development
5.380%, 8/1/18	1,660,000	1,618,352
Resolution Funding Corp.
(Zero Coupon), 7/15/18	75,000	39,779
(Zero Coupon), 10/15/18	75,000	39,268
Small Business Administration
4.524%, 2/10/13	1,077,267	1,023,229
4.504%, 2/1/14	943,536	899,044

		881,118,281

U.S. Treasuries (22.0%)
BECCS
0.000%, 11/15/11	26,000,000	25,214,046
U.S. Treasury Bonds
8.125%, 8/15/19^	475,000	616,387
8.500%, 2/15/20^	13,590,000	18,225,467
6.000%, 2/15/26^	570,000	635,995
5.375%, 2/15/31^	965,000	1,015,813
4.500%, 2/15/36^	8,700,000	8,163,045
Inflation Indexed
2.375%, 1/15/25	7,656,740	7,694,725
U.S. Treasury Notes
3.875%, 7/31/07^	22,190,000	21,908,298
4.000%, 8/31/07^	17,765,000	17,557,505
4.000%, 9/30/07^	36,955,000	36,501,710
4.250%, 10/31/07^	4,315,000	4,275,556
4.250%, 11/30/07^	24,225,000	23,993,167
4.375%, 12/31/07	6,280,000	6,229,955
4.375%, 1/31/08	41,900,000	41,551,392
4.625%, 2/29/08^	235,100,000	234,154,193
4.125%, 8/15/08	1,155,000	1,138,487
3.375%, 9/15/09^	600,000	572,625
4.000%, 3/15/10^	17,800,000	17,275,042
U.S. Treasury Strips
11/15/21 PO	10,100,000	4,572,139
11/15/27 PO	23,265,000	7,865,896

		479,161,443

Total Government Securities		1,521,572,138

Health Care (0.4%)
Health Care Providers & Services (0.3%)
HCA, Inc.
7.125%, 6/1/06	2,500,000	2,506,110
UnitedHealth Group, Inc.
5.800%, 3/15/36	1,050,000	999,882
WellPoint, Inc.
5.950%, 12/15/34	930,000	895,290
5.850%, 1/15/36	1,125,000	1,062,932

		5,464,214

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
6.875%, 8/1/97	150,000	157,403
Wyeth
5.500%, 2/15/16	800,000	785,632
6.000%, 2/15/36	1,475,000	1,440,846

		2,383,881

Total Health Care		7,848,095

Industrials (0.4%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29	735,000	954,280
7.200%, 5/1/36	170,000	195,800
Northrop Grumman Corp.
4.079%, 11/16/06	1,855,000	1,841,746

		2,991,826

Airlines (0.1%)
Continental Airlines, Inc.
7.056%, 9/15/09^	$850,000	$876,784
Delta Air Lines, Inc.
7.570%, 11/18/12 (h)	500,000	500,000
United Air Lines, Inc.
6.602%, 9/1/13	376,272	372,466

		1,749,250

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,051,490
Tyco International Group S.A.
6.375%, 10/15/11	1,535,000	1,575,805

		2,627,295

Road & Rail (0.0%)
Canadian National Railway Co.
4.400%, 3/15/13	100,000	93,762

Total Industrials		7,462,133

Information Technology (0.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	1,550,000	1,536,772

Software (0.1%)
Oracle Corp/Ozark Holding, Inc.
5.250%, 1/15/16 §	3,750,000	3,597,349

Total Information Technology		5,134,121

Materials (0.1%)
Metals & Mining (0.0%)
Teck Cominco Ltd.
6.125%, 10/1/35	675,000	635,069

Paper & Forest Products (0.1%)
GP Canada Finance Co.
7.200%, 12/15/06 §	1,200,000	1,212,000
Koch Forest Products
6.726%, 12/20/12	47,619	47,935
6.880%, 12/20/12	952,381	958,706

		2,218,641

Total Materials		2,853,710

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
9.050%, 11/15/11	38,000	41,078
9.750%, 11/15/31^	698,000	833,456
AT&T, Inc.
4.389%, 6/5/21 §	4,450,000	4,443,636
6.450%, 6/15/34^	545,000	536,449
6.150%, 9/15/34^	75,000	71,222
BellSouth Corp.
4.258%, 4/26/06 § (l)	3,295,000	3,293,050
Citizens Communications Co.
9.000%, 8/15/31^	65,000	69,469
Deutsche Telekom International Finance BV
5.750%, 3/23/16	1,750,000	1,709,552
8.250%, 6/15/30	340,000	406,719
France Telecom S.A.
8.500%, 3/1/31	155,000	193,613
GTE Corp.
6.940%, 4/15/28	225,000	225,954
New England Telephone & Telegraph
7.875%, 11/15/29	25,000	26,452
Qwest Communications International, Inc.
8.249%, 2/15/09 (l)	1,000,000	1,022,500

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Qwest Corp.
7.625%, 6/15/15^		$1,580,000	$1,690,600
Sprint Capital Corp.
6.875%, 11/15/28		270,000	278,568
8.750%, 3/15/32		580,000	725,149
Telecom Italia Capital S.A.
6.000%, 9/30/34^		435,000	391,335
Telefonica Europe BV
7.750%, 9/15/10		550,000	591,775
Verizon Communications, Inc.
5.350%, 2/15/11		600,000	591,996
7.750%, 6/15/32		425,000	471,096
Verizon Maryland, Inc.
5.125%, 6/15/33^		465,000	366,512
Verizon New Jersey, Inc.
5.875%, 1/17/12		1,040,000	1,031,018

			19,011,199

Wireless Telecommunication Services (0.3%)
Vodafone Group plc
5.050%, 12/28/07 (l)		4,165,000	4,166,287
7.750%, 2/15/10		1,985,000	2,127,168

			6,293,455

Total Telecommunication Services			25,304,654

Utilities (0.6%)
Electric Utilities (0.4%)
Appalachian Power Co.
3.600%, 5/15/08		650,000	626,346
Dayton Power & Light Co.
5.125%, 10/1/13 (e)		900,000	872,424
Florida Power & Light Co.
4.950%, 6/1/35		875,000	753,194
Florida Power Corp.
5.900%, 3/1/33		275,000	266,978
Jersey Central Power & Light Co.
7.500%, 5/1/23		1,620,000	1,626,005
Pepco Holdings, Inc.
6.450%, 8/15/12		2,130,000	2,198,931
Progress Energy, Inc.
7.750%, 3/1/31		705,000	819,543
Scottish Power plc
4.910%, 3/15/10		1,100,000	1,073,962
5.380%, 3/15/15		805,000	780,155

			9,017,538

Multi-Utilities & Unregulated Power (0.2%)
CMS Energy Corp.
8.900%, 7/15/08		900,000	956,250
Consolidated Natural Gas Co.
5.000%, 3/1/14		250,000	236,053
Dominion Resources, Inc.
5.265%, 9/28/07 (l)		2,400,000	2,402,057
5.125%, 12/15/09		150,000	147,909
7.195%, 9/15/14		315,000	339,164
Ipalco Enterprises, Inc.
8.375%, 11/14/08		190,000	198,550
PSEG Power LLC
6.950%, 6/1/12^		400,000	423,869
Texas Eastern Transmission LP
5.250%, 7/15/07		120,000	119,314

			4,823,166

Total Utilities			13,840,704

Total Long-Term Debt Securities (103.0%) (Cost $2,274,670,613)			2,241,595,038

SHORT-TERM INVESTMENTS:
Certificate of Deposit (1.4%)
Unicredito Italiano New York
4.90%, 6/16/06		$30,000,000	$29,998,201

Government Securities (2.5%)
Belgium Treasury Bills
2.12%, 4/13/06 (o) (p)	EUR	8,000,000	9,673,809
2.48%, 6/15/06 (o) (p)		5,610,000	6,753,590
Dutch Treasury Certificates
2.38%, 4/28/06 (o) (p)		1,150,000	1,389,100
France Treasury Bills
2.43%, 5/24/06 (o) (p)		5,980,000	7,210,430
2.54%, 7/6/06 (o) (p)		1,030,000	1,237,978
German Treasury Bills
2.55%, 7/12/06 (o) (p)		7,000,000	8,409,633
2.65%, 8/16/06 (o) (p)		200,000	239,598
2.71%, 9/13/06 (o) (p)		12,820,000	15,322,521
U.S. Treasury Bills
4.28%, 6/1/06 #(o) (p)		$1,025,000	1,017,501
4.33%, 6/15/06 #(o) (p)		2,475,000	2,452,572

Total Government Securities			53,706,732

Short-Term Investments of Cash Collateral for Securities Loaned (13.8%)
Bavaria TRR Corp.
4.82%, 4/25/06		27,944,083	27,944,083
Belmont Funding LLC
4.78%, 4/20/06		2,889,144	2,889,144
Cantor Fitzgerald Securities
4.88%, 4/3/06		141,461,763	141,461,763
Cedar Springs Capital Co. LLC
4.77%, 4/4/06		5,791,327	5,791,327
4.92%, 6/12/06		3,824,197	3,824,197
Charta LLC
4.56%, 4/7/06		3,832,609	3,832,609
Ciesco LLC
4.50%, 4/5/06		2,870,531	2,870,531
4.75%, 5/3/06		9,606,714	9,606,714
Deutsche Bank London
4.58%, 4/25/06		6,768,182	6,768,182
Fairway Finance Corp.
4.80%, 4/28/06		11,418,493	11,418,493
Fifth Third Bancorp
4.78%, 4/30/07 (l)		580,130	580,130
Galaxy Funding, Inc.
4.56%, 4/17/06		5,354,853	5,354,853
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)		2,127,143	2,127,143
Hartford Life, Inc.
4.76%, 4/2/07 (l)		1,547,013	1,547,013
Lake Constance Funding LLC
4.50%, 4/7/06		4,781,828	4,781,828
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)		676,818	676,818
Lexington Parker Capital
4.78%, 5/10/06		9,597,465	9,597,465
Mane Funding Corp.
4.80%, 5/10/06		9,612,463	9,612,463
Morgan Stanley
5.06%, 4/2/07 (l)		2,900,649	2,900,649
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)		5,801,299	5,801,299
New York Life Insurance Co.
4.93%, 6/30/06 (l)		4,834,416	4,834,416
Park Sienna LLC
4.79%, 5/5/06		9,606,188	9,606,188

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
4.81%, 5/9/06	$960,592	$960,592
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	1,539,944	1,539,944
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	4,640,011	4,640,011
San Paolo N.Y.
4.69%, 5/10/06	5,801,299	5,801,299
SunTrust Bank, Atlanta
4.75%, 5/17/06 (l)	4,834,416	4,834,416
Thames Asset Global Securities
4.50%, 4/7/06	1,530,185	1,530,185
Variable Funding Capital Corp.
4.52%, 4/3/06	6,706,697	6,706,697

Total Short-Term Investments of Cash Collateral for Securities Loaned		299,840,452

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.26%, 4/3/06	25,042,158	25,042,158

Total Short-Term Investments (18.8%) (Cost/Amortized Cost $408,397,171)		408,587,543

	Number of Contracts (c)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
EURODollar Futures
September 2006 @ $93.50*	120	750
December 2006 @ $91.75*	700	4,375
March 2007 @ $92.00*	112	700
March 2007 @ $92.25*	517	3,231

Total Options Purchased (0.0%) (Cost $13,766)		9,056

Total Investments before Options Written and Securities Sold Short (121.8%) (Cost/Amortized Cost $2,683,081,550)		2,650,191,637

OPTIONS WRITTEN:
Call Options Written (-0.0%) (d)
U.S. 10 Year Treasury Note Futures
June 2006 @ $111.00*	(97)	(1,516)
September 2006 @ $110.00*	(88)	(15,125)

		(16,641)

Put Options Written (-0.0%)
U.S. 10 Year Treasury Note Futures
June 2006 @ $107.00*	(97)	(103,062)
September 2006 @ $106.00*	(88)	(88,000)

		(191,062)

Total Options Written (-0.0%) (Premiums Received $186,183)		(207,703)

Total Investments before Securities Sold Short (121.8%) (Cost/Amortized Cost $2,682,895,367)		2,649,983,934

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-5.0%)
Federal Home Loan Mortgage Corp.
5.000%, 4/15/21 TBA	$(20,000,000)	(19,487,500)
5.000%, 4/15/36 TBA	(12,000,000)	(11,415,000)
Federal National Mortgage Association
4.500%, 4/25/21 TBA	(1,500,000)	(1,433,907)
5.000%, 4/25/21 TBA	(8,000,000)	(7,797,504)
5.000%, 4/25/36 TBA	(8,000,000)	(7,615,000)
5.500%, 4/25/36 TBA	(49,000,000)	(47,820,962)
6.000%, 4/25/36 TBA	(8,000,000)	(7,997,504)
6.500%, 4/25/36 TBA	(4,000,000)	(4,080,000)

	Principal Amount	Value (Note 1)
Government National Mortgage Association
6.000%, 4/15/36 TBA	$(800,000)	$(809,000)

Total Securities Sold Short (-5.0%) (Proceeds Received $108,812,734)		(108,456,377)

Total Investments (116.8%) (Cost/Amortized Cost $2,574,082,633)		2,541,527,557
Other Assets Less Liabilities (-16.8%)		(366,043,151)

Net Assets (100%)		$2,175,484,406

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $15,360,790 or 0.71% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $73,192,607 or 3.36% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exmption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

BECCS — Bearer Corpora Conversions

CMO — Collaterized Mortgage Obligation

EUR — European Currency Unit

IO — Interest Only

JPY — Japanese Yen

PO — Principal Only

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

At March 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Notes	443	June-06	$46,626,906	$46,265,813	$(361,093)
U.S. 10 Year Treasury Notes	1,393	June-06	148,993,823	148,202,141	(791,682)
U.S. Treasury Bonds	868	June-06	96,536,284	94,747,625	(1,788,659)
EURODollar	609	June-06	144,942,000	144,325,387	(616,613)
EURODollar	1,402	September-06	334,721,094	332,046,175	(2,674,919)
EURODollar	1,297	December-06	308,887,087	307,210,662	(1,676,425)
EURODollar	68	March-07	16,126,200	16,115,150	(11,050)
EURODollar	71	June-07	16,842,975	16,833,212	(9,763)
EURODollar	71	September-07	16,844,750	16,837,650	(7,100)
EURODollar	72	December-07	17,078,400	17,074,800	(3,600)

					$(7,940,904)

Sales
U.S. 5 Year Treasury Notes	206	June-06	$21,606,907	$21,514,125	$92,782
EURO-BOBL	213	June-06	28,479,717	28,371,858	107,859

					$200,641

					$(7,740,263)

At March 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 4/25/06	616	$745,501	$746,358	$857

Foreign Currency Sell Contracts
European Union, expiring 4/25/06	5,564	$6,740,803	$6,741,453	$(650)
European Union, expiring 6/30/06	36,203	44,065,773	44,045,656	20,117

				$19,467

				$20,324

Options written for the three months ended March 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	180	$97,498
Options Written	370	186,183
Options Terminated in Closing Purchase Transactions	(180)	(97,498)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—March 31, 2006	370	$186,183

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$961,307,714
U.S. Government securities	2,238,713,534

$3,200,021,248

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$953,849,136
U.S. Government securities	2,091,450,444

$3,045,299,580

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,673,815
Aggregate gross unrealized depreciation	(39,634,334)

Net unrealized depreciation	$(33,960,519)

Federal income tax cost of investments	$2,684,152,156

At March 31, 2006, the Portfolio had loaned securities with a total value of $367,654,224. This was secured by collateral of $299,840,452 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $75,368,692 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge.

The Portfolio has a net capital loss carryforward of $7,796,848 which expires in the year 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
CVS Corp.	147,909	$4,418,042

Total Consumer Staples		4,418,042

Financials (0.2%)
Insurance (0.2%)
Universal American Financial Corp.*^	40,881	629,567

Total Financials		629,567

Health Care (94.9%)
Biotechnology (22.9%)
Alexion Pharmaceuticals, Inc.*^	18,110	641,456
Amgen, Inc.*	228,922	16,654,076
Amylin Pharmaceuticals, Inc.*^	65,500	3,206,225
Applera Corp.- Celera Genomics Group*	113,600	1,327,984
Arena Pharmaceuticals, Inc.*^	37,324	675,938
Ariad Pharmaceuticals, Inc.*^	50,349	331,296
Array Biopharma, Inc.*^	59,572	544,488
Biogen Idec, Inc.*	145,917	6,872,691
Celgene Corp.*	116,640	5,157,821
Cephalon, Inc.*^	46,074	2,775,959
Charles River Laboratories International, Inc.*	25,616	1,255,696
Ciphergen Biosystems, Inc.*^	184,000	292,560
Coley Pharmaceutical Group, Inc.*^	18,862	285,759
Cubist Pharmaceuticals, Inc.*^	30,341	696,933
CV Therapeutics, Inc.*^	43,900	969,312
Cytokinetics, Inc.*^	175,800	1,281,582
Dov Pharmaceutical, Inc.*^	54,508	871,038
Encysive Pharmaceuticals, Inc.*^	39,977	195,488
Exelixis, Inc.*^	55,800	670,158
Genentech, Inc.*	38,360	3,241,804
Genmab A/S*	29,500	932,855
Genzyme Corp.*	72,867	4,898,120
Gilead Sciences, Inc.*	87,870	5,467,271
Human Genome Sciences, Inc.*^	170,408	1,852,335
ICOS Corp.*^	18,300	403,515
Idenix Pharmaceuticals, Inc.*^	14,204	192,748
Incyte Corp.*^	127,366	766,743
InterMune, Inc.*^	23,149	429,182
Invitrogen Corp.*	11,407	799,973
Keryx Biopharmaceuticals, Inc.*^	20,402	389,882
MannKind Corp.*^	23,610	482,588
Medarex Inc.*^	12,971	171,477
MedImmune, Inc.*	97,363	3,561,539
Millennium Pharmaceuticals, Inc.*	270,259	2,732,318
Myogen, Inc.*^	16,820	609,389
Nabi Biopharmaceuticals*^.	47,750	269,310
Neurocrine Biosciences, Inc.*^	8,980	579,569
NPS Pharmaceuticals, Inc.*^	72,484	619,013
OSI Pharmaceuticals, Inc.*^	13,729	440,701
Panacos Pharmaceuticals, Inc.*	140,483	1,062,051
PDL BioPharma, Inc.*^	97,041	3,182,945
Regeneron Pharmaceuticals, Inc.*	54,600	907,998
Rigel Pharmaceuticals, Inc.*^	15,341	176,268
Serologicals Corp.*^	41,420	1,013,133
Serono S.A., Class B	784	545,024
Telik, Inc.*^.	27,140	525,430
Tercica, Inc.*^	18,874	126,456
Theravance, Inc.*^	55,776	1,563,959
Vertex Pharmaceuticals, Inc.*^	64,783	2,370,410
Vion Pharmaceuticals, Inc.*^	226,000	510,760
Zymogenetics, Inc.*^	84,851	$1,834,479

		87,365,705

Health Care Distributors (3.7%)
Cardinal Health, Inc.	107,930	8,042,944
McKesson Corp.	99,179	5,170,201
PSS World Medical, Inc.*^	56,421	1,088,361

		14,301,506

Health Care Equipment (13.6%)
Advanced Medical Optics, Inc.*^	21,752	1,014,513
ATS Medical, Inc.*^	62,696	155,486
Baxter International, Inc.	114,800	4,455,388
Beckman Coulter, Inc.	8,981	490,093
Biomet, Inc.	81,810	2,905,891
Boston Scientific Corp.*	186,933	4,308,806
Bruker BioSciences Corp.*^	96,900	523,260
Conor Medsystems, Inc.*(a)	76,970	2,262,918
Cyberonics, Inc.*^	16,598	427,730
Cytyc Corp.*^	77,808	2,192,629
Dionex Corp.*^	15,149	931,361
Edwards Lifesciences Corp.*	10,106	439,611
EPIX Pharmaceuticals, Inc.*^	16,074	56,259
Fisher Scientific International, Inc.*	34,902	2,375,081
Guidant Corp.	12,779	997,529
Hospira, Inc.*	19,860	783,676
Kyphon, Inc.*^	31,650	1,177,380
Medtronic, Inc.	137,077	6,956,658
Mentor Corp.^	54,338	2,462,055
Olympus Corp.	47,000	1,378,252
Respironics, Inc.*	17,712	689,174
SonoSite, Inc.*^	16,348	664,383
St. Jude Medical, Inc.*	60,359	2,474,719
Stryker Corp.	62,320	2,763,269
Syneron Medical Ltd.*^	20,170	589,166
Terumo Corp.	48,900	1,603,890
Thermo Electron Corp.*	37,993	1,409,160
Varian Medical Systems, Inc.*	17,550	985,608
Varian, Inc.*.	9,844	405,376
Vnus Medical Technologies, Inc.*^	18,563	140,893
Wright Medical Group, Inc.*^	36,933	729,427
Zimmer Holdings, Inc.*	46,240	3,125,824

		51,875,465

Health Care Facilities (0.9%)
Kindred Healthcare, Inc.*^	41,692	1,048,554
Tenet Healthcare Corp.*	138,253	1,020,307
Triad Hospitals, Inc.*^	30,300	1,269,570

		3,338,431

Health Care Services (4.5%)
Caremark Rx, Inc.*	21,590	1,061,796
DaVita, Inc.*	10,151	611,192
Eclipsys Corp.*	87,340	2,062,097
HMS Holdings Corp.*	121,250	1,060,938
IMS Health, Inc.^	73,600	1,896,672
iSOFT Group plc	238,570	606,234
Medco Health Solutions, Inc.*	98,956	5,662,262
Merge Technologies, Inc.*^	62,184	993,079
Nighthawk Radiology Holdings, Inc.*	27,970	668,203
Omnicare, Inc.	26,145	1,437,714
Pharmaceutical Product Development, Inc.	37,287	1,290,503

		17,350,690

Health Care Supplies (0.8%)
Alcon, Inc.	24,240	2,527,263
Cooper Cos., Inc.^	12,339	666,676

		3,193,939

Managed Health Care (7.8%)
Aetna, Inc.	174,218	8,561,073

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
CIGNA Corp.	10,556	$1,378,825
Coventry Health Care, Inc.*	26,544	1,432,845
Health Net, Inc.*	27,392	1,392,061
UnitedHealth Group, Inc.	233,540	13,045,544
WellCare Health Plans, Inc.*	13,600	617,984
WellPoint, Inc.*	45,788	3,545,365

		29,973,697

Pharmaceuticals (40.7%)
Abbott Laboratories	350,770	14,897,202
Adolor Corp.*	50,720	1,207,136
Allergan, Inc.	11,260	1,221,710
Astellas Pharma, Inc.	98,800	3,742,995
AstraZeneca plc (ADR)	127,000	6,379,210
AtheroGenics, Inc.*^	50,718	827,718
Barr Pharmaceuticals, Inc.*	13,830	871,013
Biovail Corp.^	49,766	1,211,802
Bristol-Myers Squibb Co.	162,600	4,001,586
Cypress Bioscience, Inc.*^	40,210	253,323
Daiichi Sankyo Co., Ltd.	162,000	3,686,499
Eisai Co., Ltd.	136,700	5,943,478
Elan Corp. plc (ADR)*^	158,400	2,287,296
Eli Lilly & Co.	121,500	6,718,950
Endo Pharmaceuticals Holdings, Inc.*	42,575	1,396,886
Forest Laboratories, Inc.*	92,189	4,114,395
GlaxoSmithKline plc	25,930	676,903
Impax Laboratories, Inc.*	60,548	604,875
Ipsen*	62,918	2,519,479
Johnson & Johnson	109,332	6,474,641
Medicines Co.*	81,831	1,683,264
Medicis Pharmaceutical Corp., Class A^	18,934	617,248
Merck & Co., Inc.	169,000	5,953,870
Merck KGaA*	10,978	1,041,944
MGI Pharma, Inc.*^	35,428	619,990
Novartis AG (ADR)	79,735	4,420,508
Novartis AG (Registered).	105,870	5,873,341
Pfizer, Inc.	373,403	9,305,203
Roche Holding AG	74,458	11,058,880
Sanofi-Aventis	71,220	6,765,669
Sanofi-Aventis (ADR)	66,124	3,137,584
Schering-Plough Corp	299,300	5,683,707
Schwarz Pharma AG	12,516	1,004,953
Sepracor, Inc.*	24,050	1,173,881
Shionogi & Co., Ltd.	326,000	5,335,249
Shire plc (ADR)^	107,196	4,983,542
Takeda Pharmaceutical Co., Ltd.	22,100	1,256,810
Teva Pharmaceutical Industries Ltd. (ADR)	55,646	2,291,502
UCB S.A.	37,548	1,844,811
Watson Pharmaceuticals, Inc.*	41,400	1,189,836
Wyeth	225,227	10,928,014
Xenoport, Inc.*^	15,488	350,648

		155,557,551

Total Health Care		362,956,984

Industrials (0.5%)
Industrial Conglomerates (0.5%)
Tyco International Ltd.	75,254	2,022,828

Total Industrials		2,022,828

Materials (0.2%)
Chemicals (0.2%)
Bayer AG	21,738	869,684

Total Materials		869,684

Total Common Stocks (97.0%) (Cost $336,419,733)		370,897,105

SHORT-TERM INVESTMENTS:
Government Security (1.8%)
Federal Home Loan Bank
4.63%, 4/3/06 (o)(p)	$6,800,000	$6,797,377

Total Government Securities		6,797,377

Short-Term Investments of Cash Collateral for Securities Loaned (12.4%)
Bavaria TRR Corp.
4.82%, 4/25/06	4,418,272	4,418,272
Belmont Funding LLC
4.78%, 4/20/06	456,806	456,806
cantor Fitzgerald Securities
4.88%, 4/3/06	22,366,684	22,366,684
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	915,673	915,673
4.92%, 6/12/06	604,648	604,648
Charta LLC
4.56%, 4/7/06	605,978	605,978
Ciesco LLC
4.50%, 4/5/06	453,863	453,863
4.75%, 5/3/06	1,518,929	1,518,929
Deutsche Bank London
4.58%, 4/25/06	1,070,125	1,070,125
Fairway Finance Corp.
4.80%, 4/28/06	1,805,391	1,805,391
Fifth Third Bancorp
4.78%, 4/30/07 (l)	91,725	91,725
Galaxy Funding, Inc.
4.56%, 4/17/06	846,662	846,662
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	336,325	336,325
Hartford Life, Inc.
4.76%, 4/2/07 (l)	244,600	244,600
Lake Constance Funding LLC
4.50%, 4/7/06	756,060	756,060
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	107,013	107,013
Lexington Parker Capital
4.78%, 5/10/06	1,517,466	1,517,466
Mane Funding Corp.
4.80%, 5/10/06	1,519,838	1,519,838
Morgan Stanley
5.06%, 4/2/07 (l)	458,625	458,625
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	917,250	917,250
New York Life Insurance Co.
4.93%, 6/30/06 (l)	764,375	764,375
Park Sienna LLC
4.79%, 5/5/06	1,518,846	1,518,846
4.81%, 5/9/06	151,880	151,880
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	243,482	243,482
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	733,638	733,638
San Paolo N.Y.
4.69%, 5/10/06	917,250	917,250
SunTrust Bank, Atlanta
4.75%, 5/17/06 (l)	764,375	764,375
Thames Asset Global Securities
4.50%, 4/7/06	241,939	241,939
Variable Funding Capital Corp.
4.52%, 4/3/06	1,060,404	1,060,404

Total Short-Term Investments of Cash Collateral for Securities Loaned		47,408,122

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (3.4%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$12,953,146	$12,953,146

Total Short-Term Investments (17.6%) (Cost/Amortized Cost $67,159,519)		67,158,645

	Number of Contracts (c)
OPTIONS PURCHASED:
Put Options (0.2%)
Abbott Laboratories
April-2006 @ $45.00	619	179,510
May-2006 @ $45.00	1,480	421,800
Alexion Pharmaceuticals, Inc.
May-2006 @ $10.00	870	4,350
Kyphon, Inc.
April-2006 @ $35.00	316	15,800

Total Options Purchased (0.2%) (Cost $585,808)		621,460

Total Investments Before Options Written (114.8%) (Cost/Amortized Cost $404,165,060)		438,677,210

OPTIONS WRITTEN:
Call Option Written (-0.1%)
Conor Medsystems, Inc. August-2006 @ $30.00(d) (Premiums Received $228,986)	(769)	(203,785)

Total Investments (114.7%) (Cost/Amortized Cost $403,936,074)		$438,473,425
Other Assets Less Liabilities (-14.7%)		(56,069,009)

Net Assets (100%)		$382,404,416

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(a)	Fully or partially pledged as collateral on outstanding written call options.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate SecurityRate disclosed is as of March 31, 2006.

(o)	Discount Note Security Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Options written for the three months ended March 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	133	$17,555
Options Written	5,458	621,756
Options Terminated in Closing Purchase Transactions	(3,581)	(368,519)
Options Expired	(1,241)	(41,806)
Options Exercised	—	—

Options Outstanding—March 31, 2006	769	$228,986

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$172,959,714
Net Proceeds of Sales and Redemptions:

Stocks and long-term corporate debt securities	$155,456,389

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,421,872
Aggregate gross unrealized depreciation	(8,591,779)

Net unrealized appreciation	$29,830,093

Federal income tax cost of investments	$408,847,117

At March 31, 2006, the Portfolio had loaned securities with a total value of $46,584,232. This was secured by collateral of $47,408,122 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (25.2%)
Auto Components (2.7%)
Arvin Capital I
9.500%, 2/1/27		$2,000,000	$2,020,000
ArvinMeritor, Inc.
8.750%, 3/1/12		7,260,000	7,151,100
8.125%, 9/15/15		3,375,000	3,159,844
Cooper Standard Automotive, Inc.
7.000%, 12/15/12		3,325,000	3,025,750
Goodyear Tire & Rubber Co.
7.060%, 4/10/10 § (b)		4,000,000	4,054,168
11.250%, 3/1/11		4,900,000	5,475,750
Polypore International, Inc.
0.000%, 10/1/12 (e)		2,050,000	1,301,750
Tenneco, Inc.
10.250%, 7/15/13		5,800,000	6,438,000
8.625%, 11/15/14 §		7,600,000	7,600,000
TRW Automotive, Inc.
9.375%, 2/15/13		7,790,000	8,422,937

			48,649,299

Automobiles (1.9%)
Ford Motor Co.
7.450%, 7/16/31		3,500,000	2,598,750
Ford Motor Credit Co.
5.880%, 3/21/07 (l)		2,000,000	1,970,416
5.800%, 1/12/09		4,750,000	4,337,971
7.375%, 10/28/09		1,535,000	1,443,104
5.700%, 1/15/10		3,425,000	3,039,424
7.375%, 2/1/11		12,740,000	11,720,341
7.250%, 10/25/11		575,000	523,958
7.000%, 10/1/13		2,950,000	2,638,497
General Motors Corp.
7.125%, 7/15/13		3,650,000	2,719,250
8.250%, 7/15/23		3,375,000	2,430,000
8.375%, 7/15/33		700,000	512,750
Kappa Jefferson, Term B Loan
7.375%, 2/1/11†	EUR	375,981	461,182
Term C Loan
7.250%, 10/25/11†		375,981	462,319

			34,857,962

Distributors (0.5%)
Buhrmann U.S., Inc.
8.250%, 7/1/14		$1,000,000	1,040,000
7.875%, 3/1/15		1,700,000	1,721,250
SGS International, Inc.
12.000%, 12/15/13 §		6,035,000	6,200,963

			8,962,213

Diversified Consumer Services (0.2%)
Alderwoods Group, Inc.
7.750%, 9/15/12		3,425,000	3,519,188

Hotels, Restaurants & Leisure (3.6%)
Boyd Gaming Corp.
7.125%, 2/1/16		3,200,000	3,244,000
Choctaw Resort Development Enterprise
7.250%, 11/15/19 §		4,000,000	4,020,000
EPL Finance Corp.
11.750%, 11/15/13 §		5,500,000	5,637,500
Intrawest Corp.
7.500%, 10/15/13		5,125,000	5,195,469
Mandalay Resort Group
9.375%, 2/15/10		2,000,000	2,170,000
7.625%, 7/15/13		3,000,000	3,097,500
MGM MIRAGE
8.500%, 9/15/10		600,000	642,000
8.375%, 2/1/11		475,000	501,125
6.750%, 4/1/13 §		$3,850,000	$3,830,750
6.625%, 7/15/15		7,575,000	7,451,906
Mirage Resorts, Inc.
7.250%, 8/1/17		1,000,000	1,016,250
Riviera Holdings Corp.
11.000%, 6/15/10		5,779,000	6,140,188
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18		775,000	812,088
Seneca Gaming Corp.
7.250%, 5/1/12		2,600,000	2,626,000
Series B
7.250%, 5/1/12		1,850,000	1,868,500
Sheraton Holding Corp.
7.375%, 11/15/15		1,575,000	1,701,000
Station Casinos, Inc.
6.500%, 2/1/14		1,000,000	988,750
6.625%, 3/15/18 §		1,500,000	1,466,250
Turning Stone Casino Resort Enterprise
9.125%, 12/15/10 §		2,050,000	2,132,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
6.625%, 12/1/14		11,200,000	10,878,000

			65,419,276

Household Durables (1.2%)
KB Home
7.750%, 2/1/10		2,260,000	2,335,927
9.500%, 2/15/11		5,066,000	5,300,302
Kinetek, Inc.
10.750%, 11/15/06		9,058,000	8,876,840
Meritage Homes Corp.
6.250%, 3/15/15		6,090,000	5,389,650

			21,902,719

Leisure Equipment & Products (0.2%)
Bombardier Recreational Products, Inc.
8.375%, 12/15/13		750,000	791,249
Eastman Kodak Co.
6.851%, 10/14/12		166,667	168,510
6.860%, 10/14/12		866,667	876,251
7.101%, 10/14/12		461,767	466,773
7.180%, 10/14/12		166,667	168,510
7.190%, 10/18/12 § (b)		333,333	337,019

			2,808,312

Media (12.5%)
Advanstar Communications, Inc.
10.750%, 8/15/10		3,925,000	4,268,438
Allbritton Communications Co.
7.750%, 12/15/12		8,275,000	8,316,375
AMC Entertainment, Inc.
9.875%, 2/1/12		4,248,000	4,184,280
11.000%, 2/1/16 §		3,090,000	3,190,425
American Media Operations, Inc.
10.250%, 5/1/09		7,005,000	6,357,037
Block Communications, Inc.
8.250%, 12/15/15 §		5,000,000	4,900,000
CanWest Media, Inc.
8.000%, 9/15/12		2,970,000	3,044,250
CCH I LLC
11.000%, 10/1/15		5,000,000	4,156,250
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13		6,200,000	6,029,500
Charter Communications Holdings II LLC/ Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10		3,725,000	3,659,813
Charter Communications Holdings LLC
7.920%, 4/27/11		5,076	5,117

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Term Loan
11.750%, 1/15/10(b)		$1,994,924	$2,011,207
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §		3,000,000	2,992,500
Cinemark, Inc.
0.000%, 3/15/14 (e)		5,000,000	3,825,000
CSC Holdings, Inc.
7.250%, 7/15/08		8,800,000	8,888,000
7.250%, 4/15/12 §		1,500,000	1,466,250
7.875%, 2/15/18		1,075,000	1,076,344
Series B
8.125%, 7/15/09		3,980,000	4,114,325
8.125%, 8/15/09		850,000	877,625
7.625%, 4/1/11		7,250,000	7,286,250
Dex Media West LLC/ Dex Media Finance Co., Series B
8.500%, 8/15/10		3,148,000	3,329,010
9.875%, 8/15/13		4,725,000	5,227,031
Dex Media, Inc.
0.000%, 11/15/13 (e)		6,975,000	5,893,875
DirecTV Holdings LLC
6.375%, 6/15/15		9,000,000	8,887,500
Echostar DBS Corp.
6.375%, 10/1/11		2,025,000	1,979,438
6.625%, 10/1/14		5,000,000	4,831,250
7.125%, 2/1/16§		20,150,000	19,822,562
Houghton Mifflin Co.
8.250%, 2/1/11		6,200,000	6,417,000
9.875%, 2/1/13		1,000,000	1,075,000
Insight Communications Co., Inc.
12.250%, 2/15/11		7,200,000	7,650,000
Interpublic Group of Cos., Inc.
6.250%, 11/15/14		6,925,000	5,886,250
Kabel Deutschland GmbH
10.625%, 7/1/14§		8,850,000	9,447,375
LBI Media, Inc.
10.125%, 7/15/12		5,565,000	5,954,550
Lighthouse International Co. S.A.
8.000%, 4/30/14 § (b)	EUR	4,405,000	5,452,128
8.000%, 4/30/14 (m)		1,000,000	1,303,937
Mediacom Broadband LLC
11.000%, 7/15/13		$7,065,000	7,524,225
Network Communications, Inc.
10.750%, 12/1/13 §		6,300,000	6,410,250
Primedia, Inc.
8.875%, 5/15/11		2,050,000	1,998,750
8.000%, 5/15/13		700,000	640,500
Quebecor World Capital Corp.
8.750%, 3/15/16 §		4,000,000	3,901,144
R.H. Donnelley Corp.
8.900%, 1/15/16 §		7,400,000	7,696,000
Rogers Cable, Inc.
6.750%, 3/15/15		2,450,000	2,499,000
8.750%, 5/1/32		1,500,000	1,777,500
Telenet Communications N.V.
9.000%, 12/15/13 §	EUR	1,867,500	2,514,200
Unity Media GmbH
10.375%, 2/15/15 §		$8,150,000	8,109,250
WMG Holdings Corp.
0.000%, 12/15/14 (e)		10,742,000	7,908,797

			224,785,508

Multiline Retail (0.1%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14 §		1,750,000	1,683,500
J.C. Penney Co., Inc.
7.400%, 4/1/37		320,000	345,026
Saks, Inc.
8.250%, 11/15/08		$714	$737

			2,029,263

Specialty Retail (1.5%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12		5,982,000	6,109,117
8.000%, 3/15/14		2,507,000	2,513,268
CSK Auto, Inc.
7.000%, 1/15/14		5,565,000	5,300,663
Foot Locker, Inc.
8.500%, 1/15/22		6,480,000	6,868,800
Group 1 Automotive, Inc.
8.250%, 8/15/13		3,200,000	3,232,000
Toys R US, Inc.
6.875%, 8/1/06		2,900,000	2,900,000

			26,923,848

Textiles, Apparel & Luxury Goods (0.8%)
Quicksilver, Inc.
6.875%, 4/15/15		4,575,000	4,449,188
Rafealla Apparel Group, Inc.
11.250%, 6/15/11 §		6,500,000	6,467,500
Samsonite Corp.
8.875%, 6/1/11		3,600,000	3,807,000

			14,723,688

Total Consumer Discretionary			454,581,276

Consumer Staples (3.4%)
Food & Staples Retailing (1.1%)
Delhaize America, Inc.
9.000%, 4/15/31		7,155,000	8,276,081
Ingles Markets, Inc.
8.875%, 12/1/11		4,723,000	4,935,535
Rite Aid Corp.
9.500%, 2/15/11		5,000,000	5,275,000
Roundy’s, Inc.
7.720%, 10/27/11 § (b)		750,000	759,375
7.700%, 11/1/11 § (b)		3,750	3,797
7.870%, 11/1/11		746,250	755,578

			20,005,366

Food Products (0.3%)
Pilgrim’s Pride Corp.
9.250%, 11/15/13		4,500,000	4,533,750
Tyson Foods, Inc.
6.600%, 4/1/16		1,300,000	1,284,025

			5,817,775

Household Products (1.0%)
Prestige Brands, Inc.
9.250%, 4/15/12		5,627,000	5,683,270
Spectrum Brands, Inc.
8.500%, 10/1/13		3,175,000	2,936,875
7.375%, 2/1/15		3,900,000	3,393,000
Visant Holding Corp.
0.000%, 12/1/13 (e)		5,275,000	4,035,375
8.750%, 12/1/13 §		1,500,000	1,440,075

			17,488,595

Personal Products (0.2%)
NBTY, Inc.
7.125%, 10/1/15 §		5,000,000	4,725,000
Tobacco (0.8%)
Alliance One International, Inc.
11.000%, 5/15/12		1,725,000	1,656,000
RJ Reynolds Tobacco Holdings, Inc.
6.500%, 7/15/10		6,550,000	6,599,125
7.250%, 6/1/12		5,630,000	5,812,975

			14,068,100

Total Consumer Staples			62,104,836

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD

PORTFOLIO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Energy (5.8%)
Energy Equipment & Services (0.4%)
Dresser-Rand Group, Inc.
7.625%, 11/1/14 §		$991,000	$1,010,820
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11		1,790,000	1,872,788
Newpark Resources, Inc.
8.625%, 12/15/07		2,700,000	2,700,000
SESI LLC
8.875%, 5/15/11		2,160,000	2,257,200

			7,840,808

Oil & Gas (5.4%)
AmeriGas Partners LP
7.250%, 5/20/15		5,000,000	5,000,000
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16		8,275,000	8,233,625
Chesapeake Energy Corp.
7.500%, 9/15/13		1,900,000	1,985,500
7.500%, 6/15/14		1,000,000	1,047,500
7.000%, 8/15/14		2,375,000	2,428,437
6.625%, 1/15/16		1,000,000	997,500
6.875%, 1/15/16		3,675,000	3,702,562
Clayton Williams Energy, Inc.
7.750%, 8/1/13		3,250,000	3,055,000
El Paso Corp.
7.625%, 9/1/08 §		2,000,000	2,040,000
7.875%, 6/15/12		3,900,000	4,060,875
7.375%, 12/15/12		4,700,000	4,782,250
8.050%, 10/15/30		3,500,000	3,596,250
El Paso Production Holding Co.
7.750%, 6/1/13		6,000,000	6,217,500
Encore Acquisition Co.
6.250%, 4/15/14		3,050,000	2,920,375
6.000%, 7/15/15		225,000	209,813
EXCO Resources, Inc.
7.250%, 1/15/11		350,000	348,250
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14		5,560,000	5,351,500
Ferrellgas Partners LP
8.750%, 6/15/12		3,775,000	3,822,187
Gaz Capital S.A.
8.625%, 4/28/34 §		375,000	460,313
Gazprom International S.A.
7.201%, 2/1/20(b) (m)		1,500,000	1,566,750
Morgan Stanley Bank AG (OAO Gazprom)
9.625%, 3/1/13(b) (m)		6,200,000	7,332,120
Peabody Energy Corp., Series B
6.875%, 3/15/13		2,000,000	2,030,000
Plains Exploration & Production Co.
7.125%, 6/15/14		2,075,000	2,132,063
Pogo Producing Co.
6.625%, 3/15/15		1,640,000	1,615,400
Transmontaigne, Inc.
9.125%, 6/1/10		2,630,000	2,794,375
Valero Energy Corp.
7.800%, 6/14/10		1,000,000	1,033,750
Williams Cos., Inc.
6.375%, 10/1/10 §		1,000,000	990,000
7.875%, 9/1/21		12,250,000	13,168,750
8.750%, 3/15/32		3,200,000	3,744,000

			96,666,645

Total Energy			104,507,453

Financials (11.6%)
Capital Markets (0.7%)
Basell AF SCA
8.375%, 8/15/15 §		$5,250,000	$5,210,625
E*Trade Group, Inc.
8.000%, 6/15/11		5,000,000	5,193,750
7.375%, 9/15/13		3,000,000	3,060,000

			13,464,375

Consumer Finance (1.9%)
General Motors Acceptance Corp.
7.250%, 3/2/11		3,415,000	3,236,204
6.000%, 4/1/11		3,070,000	2,641,327
6.875%, 9/15/11		18,755,000	17,481,142
7.000%, 2/1/12		430,000	400,379
6.875%, 8/28/12		3,500,000	3,228,788
6.750%, 12/1/14		2,500,000	2,250,513
8.000%, 11/1/31		4,925,000	4,654,627

			33,892,980

Diversified Financial Services (8.0%)
AES Ironwood LLC
8.857%, 11/30/25		6,595,865	7,387,369
AES Red Oak LLC
8.540%, 11/30/19		1,734,844	1,890,980
Altra Industrial Motion, Inc.
9.000%, 12/1/11		4,450,000	4,450,000
Amadeus-Halde, Term Loan
5.244%, 4/8/13 § (b) (l)	EUR	2,000,000	2,443,091
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13		$3,955,000	3,895,675
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14		7,242,000	8,020,515
Bluewater Finance Ltd.
10.250%, 2/15/12		1,475,000	1,548,750
Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp.
0.000%, 10/1/14 (e)		10,500,000	8,137,500
Dow Jones CDX NA High Yield
8.750%, 12/29/10 §		34,850,000	35,982,625
Eircom Funding
8.250%, 8/15/13	EUR	3,000,000	4,038,876
Innophos Investments Holdings, Inc.
12.749%, 2/15/15 § (l)		$123,696	124,624
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 4/1/11 §		1,000,000	780,000
JSG Funding plc
9.625%, 10/1/12		10,875,000	11,500,312
10.125%, 10/1/12	EUR	1,350,000	1,821,578
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14		$4,875,000	4,887,187
Metallurg Holdings, Inc.
10.500%, 10/1/10 §		1,750,000	1,715,000
Pipe Acquisition Finance plc
10.913%, 12/15/10 § (l)		8,500,000	8,457,500
Rainbow National Services LLC
10.375%, 9/1/14 §		3,918,000	4,388,160
Sheridan Acquisition Group, Inc.
10.250%, 8/15/11		3,000,000	3,086,250
Stripes Acquisition LLC/Susser Finance Corp.
10.625%, 12/15/13 §		6,700,000	7,026,625
Thornburg Mortgage, Inc.
8.000%, 5/15/13		6,730,000	6,696,350
Universal City Development Partners
11.750%, 4/1/10		800,000	882,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Universal City Florida Holding Co. I/II
8.375%, 5/1/10		$5,300,000	$5,339,750
9.610%, 5/1/10 (l)		2,000,000	2,030,000
UPC Financing, Term Loan
4.672%, 9/15/12 §(b)	EUR	2,000,000	2,421,510
Visant Corp.
7.625%, 10/1/12		$4,565,000	4,507,938

			143,460,165

Real Estate (1.0%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,650,000	1,740,750
6.500%, 2/1/17		750,000	740,625
HMH Properties, Inc., Series B
7.875%, 8/1/08		5,012,000	5,049,590
Host Marriott LP (REIT)
7.125%, 11/1/13		2,000,000	2,035,000
6.375%, 3/15/15		1,325,000	1,303,469
6.750%, 6/1/16 §(b)		3,650,000	3,645,437
Ventas Realty LP/Ventas Capital Corp. (REIT)
8.750%, 5/1/09		1,850,000	1,961,000
6.750%, 6/1/10		1,250,000	1,262,500
6.625%, 10/15/14		700,000	700,000

			18,438,371

Total Financials			209,255,891

Government Securities (1.4%)
Foreign Governments (1.4%)
Federative Republic of Brazil
10.500%, 7/14/14		9,050,000	11,339,650
8.000%, 1/15/18		10,923,000	11,855,824
8.875%, 10/14/19		2,200,000	2,541,000

Total Government Securities			25,736,474

Health Care (7.0%)
Health Care Equipment & Supplies (1.6%)
Accellent, Inc.
10.500%, 12/1/13 §		6,000,000	6,405,000
Fresenius Medical Care Capital Tranche II
7.875%, 2/1/08		8,120,000	8,323,000
Rotech Healthcare, Inc.
9.500%, 4/1/12		6,650,000	6,916,000
VWR International, Inc.
6.875%, 4/15/12		5,440,000	5,358,400
8.000%, 4/15/14		3,000,000	2,992,500

			29,994,900

Health Care Providers & Services (5.0%)
Chemed Corp.
8.750%, 2/24/11		6,170,000	6,540,200
Community Health Systems, Inc.
6.500%, 12/15/12		3,700,000	3,584,375
DaVita, Inc.
7.250%, 3/15/15		9,915,000	9,964,575
HCA, Inc.
7.875%, 2/1/11		3,075,000	3,236,062
6.950%, 5/1/12		12,525,000	12,645,991
6.250%, 2/15/13		2,250,000	2,182,563
6.750%, 7/15/13		1,800,000	1,793,428
7.190%, 11/15/15		1,200,000	1,223,862
6.500%, 2/15/16		3,600,000	3,507,325
7.690%, 6/15/25		3,200,000	3,164,074
HEALTHSOUTH Corp.
8.150%, 2/2/13		3,750,000	3,777,345
Select Medical Corp.
7.625%, 2/1/15		$5,265,000	$4,751,663
Skilled Healthcare Group, Inc.
11.000%, 1/15/14 §		8,500,000	8,840,000
Tenet Healthcare Corp.
7.375%, 2/1/13		3,000,000	2,737,500
9.875%, 7/1/14		350,000	354,375
Triad Hospitals, Inc.
7.000%, 11/15/13		4,500,000	4,432,500
U.S. Oncology Holdings, Inc.
10.320%, 3/15/15 (l)		1,400,000	1,403,500
U.S. Oncology, Inc.
10.750%, 8/15/14		9,110,000	9,952,675
United Surgical Partners International, Inc.
10.000%, 12/15/11		5,800,000	6,177,000

			90,269,013

Pharmaceuticals (0.4%)
Athena Neurosciences Finance LLC
7.250%, 2/21/08		7,000,000	6,895,000

Total Health Care			127,158,913

Industrials (8.8%)
Aerospace & Defense (1.1%)
Argo-Tech Corp.
9.250%, 6/1/11		2,000,000	2,110,000
Armor Holdings, Inc.
8.250%, 8/15/13		2,100,000	2,252,250
Aviall, Inc.
7.625%, 7/1/11		3,300,000	3,374,250
Bombardier, Inc.
6.300%, 5/1/14 §		4,200,000	3,853,500
DRS Technologies , Inc.
7.625%, 2/1/18		2,000,000	2,060,000
Sequa Corp.
9.000%, 8/1/09		5,193,000	5,556,510

			19,206,510

Airlines (0.4%)
Continental Airlines, Inc., Series 01-1
7.373%, 12/15/15		1,376,085	1,315,841
Delta Air Lines, Inc.
7.379%, 5/18/10 (h)		484,187	487,736
7.570%, 11/18/12 (h)		2,200,000	2,200,000
Northwest Airlines, Inc.
6.841%, 10/1/12 (h)		1,000,000	1,000,000
6.810%, 2/1/20 (h)		1,558,000	1,542,420

			6,545,997

Commercial Services & Supplies (2.6%)
Allied Waste North America
6.375%, 4/15/11		2,775,000	2,716,031
7.875%, 4/15/13		4,150,000	4,331,563
7.250%, 3/15/15		8,145,000	8,307,900
Series B
8.500%, 12/1/08		3,300,000	3,469,125
Browning-Ferris Industries, Inc.
9.250%, 5/1/21		4,350,000	4,534,875
Cardtronics, Inc.
9.250%, 8/15/13 §		8,250,000	8,250,000
Cenveo Corp.
9.625%, 3/15/12		2,895,000	3,115,744
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §		5,710,000	5,438,775
United Rentals North America, Inc.
7.750%, 11/15/13		6,500,000	6,500,000

			46,664,013

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Construction & Engineering (0.2%)
Ahern Rentals, Inc.
9.250%, 8/15/13		$4,500,000	$4,691,250

Electrical Equipment (1.4%)
Dresser, Inc.
9.375%, 4/15/11		5,200,000	5,447,000
Ormat Funding Corp.
8.250%, 12/30/20		4,140,950	4,265,179
Polypore, Inc.
8.750%, 5/15/12	EUR	5,000,000	5,627,198
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 4/15/12		$5,500,000	5,527,500
Trimas Corp.
9.875%, 6/15/12		5,291,000	4,841,265

			25,708,142

Industrial Conglomerates (0.2%)
TransDigm, Inc.
8.375%, 7/15/11		4,000,000	4,180,000

Machinery (1.9%)
Accuride Corp.*
8.500%, 2/1/15		5,212,000	5,166,395
Case Corp.
7.250%, 1/15/16		1,000,000	980,000
Case New Holland, Inc.
9.250%, 8/1/11		7,730,000	8,251,775
Greenbrier Cos., Inc.
8.375%, 5/15/15		5,025,000	5,263,688
Invensys plc
9.875%, 3/15/11 § (l)		2,000,000	2,125,000
Term B Loan
7.791%, 9/5/09(b) (l)		554,792	559,646
Term C Loan
9.431%, 12/5/09§(b) (l)		1,000,000	1,021,250
Terex Corp.
9.250%, 7/15/11		2,000,000	2,127,500
7.375%, 1/15/14		6,610,000	6,775,250
Trinity Industries, Inc.
6.500%, 3/15/14		2,525,000	2,525,000

			34,795,504

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12		2,837,000	3,000,127

Road & Rail (0.8%)
Hertz Corp.
0.000%, 12/21/12§(b)		260,444	263,285
6.890%, 12/21/12		505,778	512,295
6.960%, 12/21/12		505,778	512,295
8.875%, 1/1/14§		3,200,000	3,320,000
Term B Loan
7.090%, 12/21/12§(b)		501,984	508,452
Term Loan
4.930%, 12/21/12§(b)		222,222	225,085
NationsRent Cos., Inc.
9.500%, 5/1/15		5,845,000	6,312,600
Sea Containers Ltd., Series B
7.875%, 2/15/08		500,000	467,500
TFM S.A. de C.V.
9.375%, 5/1/12		2,100,000	2,310,000

			14,431,512

Total Industrials			159,223,055

Information Technology (4.0%)
Computers & Peripherals (0.1%)
Solar Capital Corp.
7.215%, 2/11/13§(b)		2,000,000	2,016,250

Electronic Equipment & Instruments (1.1%)
Celestica, Inc.
7.875%, 7/1/11		$7,305,000	$7,451,100
7.625%, 7/1/13		3,500,000	3,508,750
Samina-SCI Corp.
8.125%, 3/1/16		7,375,000	7,448,750
Solectron Global Finance Ltd.
8.000%, 3/15/16 §		2,000,000	2,005,000

			20,413,600

IT Services (1.2%)
Iron Mountain, Inc.
6.625%, 1/1/16		7,895,000	7,421,300
SunGard Data Systems, Inc.
9.125%, 8/15/13 §		3,630,000	3,838,725
10.250%, 8/15/15 §		8,900,000	9,367,250

			20,627,275

Office Electronics (0.4%)
Xerox Capital Trust I
8.000%, 2/1/27		1,000,000	1,035,000
Xerox Corp.
6.875%, 8/15/11		1,825,000	1,872,906
6.400%, 3/15/16		3,500,000	3,473,750
7.200%, 4/1/16		1,050,000	1,105,125

			7,486,781

Semiconductors & Semiconductor Equipment (1.1%)
Amkor Technology, Inc.
9.250%, 2/15/08		8,115,000	8,277,300
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co.
8.000%, 12/15/14		5,000,000	4,675,000
Spansion LLC
11.250%, 1/15/16 §		6,350,000	6,096,000

			19,048,300

Software (0.1%)
UGS Corp.
10.000%, 6/1/12		1,550,000	1,705,000

Total Information Technology			71,297,206

Materials (11.6%)
Chemicals (5.6%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	107,500
BCI U.S. Finance Corp./Borden 2 Nova Scotia Finance ULC
10.100%, 7/15/10 § (l)		5,580,000	5,691,600
Cognis Holdings GmbH (PIK)
11.644%, 1/15/15 §	EUR	8,495,402	10,094,424
Equistar Chemicals LP
10.125%, 9/1/08		$3,687,000	3,917,437
8.750%, 2/15/09		4,250,000	4,398,750
10.625%, 5/1/11		4,395,000	4,757,587
Hercules, Inc.
6.750%, 10/15/29		4,650,000	4,557,000
Huntsman LLC
11.500%, 7/15/12		2,734,000	3,144,100
Ineos Group Holdings plc
6.904%, 10/7/13		1,000,000	1,014,375
7.404%, 10/7/14		1,000,000	1,014,375
8.500%, 2/15/16 §		5,000,000	4,750,000
Lyondell Chemical Co.
9.500%, 12/15/08		3,296,000	3,427,840
Nalco Co.
7.750%, 11/15/11		2,500,000	2,531,250
8.875%, 11/15/13		7,750,000	8,060,000
OM Group, Inc.
9.250%, 12/15/11		7,655,000	7,922,925

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
PQ Corp.
7.500%, 2/15/13 §		$3,500,000	$3,360,000
Resolution Performance Products, Inc.
13.500%, 11/15/10		5,000,000	5,343,750
Rhodia S.A.
7.625%, 6/1/10		2,550,000	2,588,250
10.250%, 6/1/10		4,803,000	5,385,364
8.875%, 6/1/11		5,328,000	5,487,840
Rockwood Specialties Group, Inc.
7.500%, 11/15/14		2,880,000	2,894,400
SigmaKalon
10.500%, 8/15/15§(b)	EUR	1,000,000	1,190,519
Solutia Europe S.A./N.V.
10.000%, 12/15/08		7,000,000	8,905,190

			100,544,476

Containers & Packaging (2.3%)
Ball Corp.
6.625%, 3/15/18		$2,450,000	2,437,750
Crown Americas LLC/Crown Americas Capital Corp.
7.625%, 11/15/13 §		875,000	905,625
7.750%, 11/15/15 §		1,700,000	1,763,750
Greif Brothers Corp.
8.875%, 8/1/12		1,905,000	2,028,825
Jefferson Smurfit Corp.
8.250%, 10/1/12		7,502,000	7,361,337
Norampac, Inc.
6.750%, 6/1/13		2,900,000	2,762,250
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09		4,180,000	4,352,425
8.750%, 11/15/12		5,000,000	5,350,000
8.250%, 5/15/13		1,000,000	1,045,000
6.750%, 12/1/14		4,425,000	4,325,438
Russell-Stanley Holdings, Inc. (PIK)
9.000%, 11/30/08 §†		1,953,083	31,738
Smurfit-Stone Container Enterprises, Inc.
9.750%, 2/1/11		5,873,000	6,034,508
8.375%, 7/1/12		2,925,000	2,881,125

			41,279,771

Metals & Mining (1.0%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.
10.000%, 6/1/12		3,875,000	4,262,500
Edgen Acquisition Corp.
9.875%, 2/1/11		2,982,000	2,967,090
Edgen Corp.
9.875%, 2/1/11 §		4,000,000	3,980,000
Metals USA, Inc.
11.125%, 12/1/15 §		4,000,000	4,400,000
Novelis, Inc.
7.250%, 2/15/15 §		2,840,000	2,726,400

			18,335,990

Paper & Forest Products (2.7%)
Abitibi-Consolidated Co./Canada
8.375%, 4/1/15		3,950,000	3,851,250
Abitibi-Consolidated, Inc.
8.550%, 8/1/10		3,475,000	3,492,375
7.750%, 6/15/11		1,380,000	1,331,700
6.000%, 6/20/13		5,500,000	4,730,000
8.850%, 8/1/30		7,300,000	6,551,750
Bowater Canada Finance
7.950%, 11/15/11		2,350,000	2,344,125
Bowater, Inc.
6.500%, 6/15/13		2,000,000	1,865,000
Georgia-Pacific Corp.
6.979%, 12/24/12		$2,000,000	$2,013,282
8.000%, 1/15/24		5,080,000	5,124,450
7.375%, 12/1/25		3,850,000	3,696,000
7.250%, 6/1/28		3,050,000	2,882,250
JSG Packaging Ltd.
5.216%, 11/29/13	EUR	200,294	245,134
5.376%, 11/29/13		154,513	189,104
5.386%, 11/29/13		116,285	142,220
5.417%, 11/29/13		103,008	126,068
5.876%, 11/29/14		154,513	189,879
5.886%, 11/29/14		116,205	142,802
5.917%, 11/29/14		103,008	126,585
5.966%, 11/29/14		200,294	246,139
Koch Forest Products
7.698%, 12/23/13		$1,000,000	1,021,250
7.779%, 12/23/13		1,000,000	1,021,250
7.880%, 12/23/13		1,500,000	1,531,875
7.920%, 12/23/13		1,000,000	1,021,250
Neenah Paper, Inc.
7.375%, 11/15/14		2,750,000	2,585,000
Newark Group, Inc.
9.750%, 3/15/14		2,400,000	2,184,000
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	279,000

			48,933,738

Total Materials			209,093,975

Telecommunication Services (8.1%)
Diversified Telecommunication Services (4.7%)
Cincinnati Bell, Inc.
7.250%, 7/15/13		5,000,000	5,137,500
8.375%, 1/15/14		4,625,000	4,700,156
Citizens Communications Co.
6.250%, 1/15/13		4,425,000	4,303,313
7.000%, 11/1/25		125,000	110,313
9.000%, 8/15/31		2,815,000	3,008,531
Hawaiian Telcom Communications, Inc.
9.750%, 5/1/13 §		3,425,000	3,442,125
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/1/09		5,000,000	5,150,000
Level 3 Financing, Inc.
11.424%, 3/15/11 § (l)		5,300,000	5,392,750
12.250%, 3/15/13
Qwest Capital Funding, Inc.
7.900%, 8/15/10		4,000,000	4,160,000
7.250%, 2/15/11		900,000	912,375
Qwest Communications International, Inc.
8.249%, 2/15/09 (l)		2,000,000	2,045,000
7.250%, 2/15/11		8,550,000	8,763,750
7.500%, 2/15/14		7,350,000	7,570,500
Series B
7.500%, 2/15/14		7,557,000	7,783,710
Qwest Corp.
8.875%, 3/15/12		6,900,000	7,710,750
7.500%, 6/15/23		1,025,000	1,041,656
7.200%, 11/10/26		600,000	603,750
7.250%, 10/15/35		1,475,000	1,473,156
Stratos Global Corp.
9.875%, 2/15/13 §		4,300,000	4,257,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		2,700,000	2,895,750
Time Warner Telecom, Inc.
10.125%, 2/1/11		2,100,000	2,207,625
Wind Acquisition Finance S.A.
10.750%, 12/1/15 §		1,600,000	1,728,000

			84,397,710

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (3.4%)
Airgate PCS, Inc.
9.375%, 9/1/09	$6,006,000	$6,298,792
American Cellular Corp., Series B
10.000%, 8/1/11	4,075,000	4,421,375
Centennial Cellular Corp./Centennial Cellular Operating Co. LLC
10.750%, 12/15/08	3,300,000	3,370,125
Dobson Cellular Systems
9.430%, 11/1/11 (l)	3,900,000	4,036,500
Intelsat Bermuda Ltd.
9.614%, 1/15/12 § (l)	1,900,000	1,930,875
8.250%, 1/15/13 §	3,125,000	3,179,687
8.875%, 1/15/15 §	6,025,000	6,220,812
Intelsat Ltd.
5.250%, 11/1/08	5,500,000	5,197,500
7.625%, 4/15/12	2,950,000	2,433,750
Intelsat Subsidiary Holdings Co., Ltd.
9.614%, 1/15/12 (l)	1,350,000	1,371,938
8.250%, 1/15/13	125,000	127,188
8.625%, 1/15/15	1,000,000	1,032,500
Mobile Telesystems Finance S.A.
8.375%, 10/14/10(b)(m)	1,000,000	1,035,600
8.000%, 1/28/12 §	6,280,000	6,397,750
PanAmSat Holding Corp.
0.000%, 11/1/14 (e)	9,137,000	6,578,640
Rogers Wireless, Inc.
8.000%, 12/15/12	1,565,000	1,660,856
6.375%, 3/1/14	2,300,000	2,294,250
7.500%, 3/15/15	2,525,000	2,708,063
Rural Cellular Corp.
9.875%, 2/1/10	300,000	320,250
8.250%, 3/15/12	575,000	598,000
SunCom Wireless Holdings, Inc.
8.500%, 6/1/13	1,175,000	1,116,250

		62,330,701

Total Telecommunication Services		146,728,411

Utilities (7.0%)
Electric Utilities (1.9%)
IDACORP, Inc.
6.860%, 4/30/11§(b)	2,696,876	2,715,978
Inergy LP/Inergy Finance Corp.
8.250%, 3/1/16 §	5,000,000	5,125,000
Midwest Generation LLC
8.750%, 5/1/34	2,150,000	2,327,375
Series A
8.300%, 7/2/09	7,000,000	7,233,002
Series B
8.560%, 1/2/16	4,093,915	4,413,031
Term B Loan
4.380%, 4/27/11 §(b)	8,562	8,648
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10	1,865,000	1,920,950
Sierra Pacific Resources
8.625%, 3/15/14	2,000,000	2,170,850
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	3,302,674	3,313,384
Verasun Energy Corp.
9.875%, 12/15/12 §	4,950,000	5,247,000

		34,475,218

Gas Utilities (0.7%)
Holly Energy Partners LP
6.250%, 3/1/15	2,000,000	1,890,000
SemGroup plc
8.750%, 11/15/15 §	1,650,000	1,683,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	$9,650,000	$9,264,000

		12,837,000

Independent Power Producers & Energy Traders (0.9%)
NRG Energy, Inc.
6.820%, 9/30/12§(b)	1,628,674	1,648,353
6.979%, 9/30/12§(b)	371,326	375,388
7.250%, 2/1/14	2,025,000	2,057,906
7.375%, 2/1/16	11,800,000	12,050,750

		16,132,397

Multi-Utilities & Unregulated Power (3.5%)
AES Corp.
8.750%, 5/15/13 §	4,700,000	5,076,000
CMS Energy Corp.
7.750%, 8/1/10	2,610,000	2,733,975
8.500%, 4/15/11	1,000,000	1,080,000
6.300%, 2/1/12	1,400,000	1,379,000
Dynegy-Roseton Danskamme
7.270%, 11/8/10	6,500,000	6,567,467
7.670%, 11/8/16	2,000,000	2,043,293
Ipalco Enterprises, Inc.
8.375%, 11/14/08	1,700,000	1,776,500
8.625%, 11/14/11	2,050,000	2,239,625
PSEG Energy Holdings LLC
8.625%, 2/15/08	1,500,000	1,563,750
8.500%, 6/15/11	9,205,000	9,918,388
Reliant Energy Mid-Atlantic
Power Holdings LLC
9.237%, 7/2/17	3,153,976	3,485,143
Reliant Energy, Inc.
9.250%, 7/15/10	1,000,000	1,001,251
9.500%, 7/15/13	5,160,000	5,166,450
6.750%, 12/15/14	5,225,000	4,611,063
Sonat, Inc.
7.625%, 7/15/11	9,200,000	9,476,000
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 § (h)	4,845,712	4,554,969

		62,672,874

Total Utilities		126,117,489

Total Long-Term Debt Securities (93.9%) (Cost $1,682,938,639)		1,695,804,979

CONVERTIBLE BONDS:
Utilities (0.1%)
Multi-Utilities & Unregulated Power (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	1,875,000	2,006,250

Total Convertible Bonds (0.1%) (Cost $2,069,367)		2,006,250

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp.*†(b)	1,867	—

Total Consumer Discretionary		—

Materials (0.0%)
Containers & Packaging (0.0%)
Russell-Stanley Holdings,Inc.*†(b)	200,000	—

Total Materials		—

Total Common Stocks (0.0%) (Cost $—)		—

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.9%)
Bank of Ireland
4.58%, 5/23/06 (n)(p)	$6,100,000	$6,059,130
Danske Bank A/S
4.75%, 6/26/06 (n)(p)	22,800,000	22,540,992
UBS Finance Delaware LLC
4.54%, 5/22/06 (p)	5,600,000	5,563,488

Total Commercial Paper		34,163,610

Government Securities (0.5%)
Federal National Mortgage Association
4.80%, 7/17/06 (o)(p)	8,900,000	8,774,884
U.S. Treasury Bills
4.33%, 6/15/06 (a) (p)	1,055,000	1,045,439

Total Government Securities		9,820,323

Time Deposit (1.9%)
JPMorgan Chase Nassau
4.26%, 4/3/06	33,307,850	33,307,850

Total Short-Term Investments (4.3%) (Cost/Amortized Cost $77,286,069)		77,291,783

Total Investments before Options Written (98.3%) (Cost/Amortized Cost $1,762,294,075)		1,775,103,012

	Number of Contracts (c)
OPTIONS WRITTEN:
Call Options Written (-0.0%)*(d)
U.S. 10 Year Treasury Notes Futures
June 2006 @ $ 110.00	(634)	(9,906)

Put Options Written (-0.0%)*
U.S. 10 Year Treasury Notes Futures
June 2006 @ $ 106.00	(450)	(253,125)

Total Options Written (-0.0%) (Premiums Received $233,477)		(263,031)

Total Investments (98.3%) (Cost/Amortized Cost $1,762,060,598)		1,774,839,981
Other Assets Less Liabilities (1.7%)		30,533,118

Net Assets (100%)		$1,805,373,099

*	Non-income producing.

†	Securities (totaling $955,239 or 0.05% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $367,720,658 or 20.37% of net assetsSecurities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturityRate disclosed is as of March 31, 2006Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exmption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collaterized Mortgage Obligation

EUR — European Currency Unit

PIK — Payment-in-Kind Security

REIT — Real Estate Investment Trust

At March 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Depreciation
EURODollar	473	December-06	$112,614,350	$112,035,962	$(578,388)

At March 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 4/25/06	3,998	$4,877,696	$4,844,056	$(33,640)

Foreign Currency Sell Contracts
European Union, expiring 4/24/06	6,800	$8,252,004	$8,238,540	$13,464
European Union, expiring 4/25/06	23,790	28,817,727	28,824,440	(6,713)
European Union, expiring 6/14/06	7,350	8,849,452	8,933,607	(84,155)
European Union, expiring 8/28/06	5,825	7,015,630	7,110,985	(95,355)

				$(172,759)

				$(206,399)

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Options written for the three months ended March 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	341	$170,673
Options Written	1,835	442,255
Options Terminated in Closing Purchase Transactions	(1,092)	(379,451)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—March 31, 2006	1,084	$233,477

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$383,677,501
U.S. Government securities	272,363,251

$656,040,752

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$405,037,562
U.S. Government securities	328,943,600

$733,981,162

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,908,359
Aggregate gross unrealized depreciation	(22,989,106)

Net unrealized appreciation	$11,919,253

Federal income tax cost of investments	$1,763,183,759

The Portfolio has a net capital loss carryforward of $304,284,721 of which $29,502,162 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, and $91,978,211 expires in the year 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.2%)
BHP Billiton Ltd.^	186,434	$3,722,230
CSL Ltd.^	118,717	4,630,419
Macquarie Airports	696,300	1,673,194
Macquarie Infrastructure Group	656,000	1,782,168

		11,808,011

Austria (1.2%)
Erste Bank der Oesterreichischen Sparkassen AG	86,705	5,105,701
Erste Bank der Oesterreichischen Sparkassen AG (Rights Issue)*§	25,290	1,469,331
OMV AG	62,000	4,141,617
Voest-Alpine AG	9,500	1,327,377

		12,044,026

Belgium (1.0%)
Delhaize Group^	38,500	2,758,173
Dexia	126,015	3,254,287
Fortis	124,409	4,432,296

		10,444,756

Brazil (1.5%)
Cia Vale do Rio Doce (ADR)	91,200	4,425,936
Gafisa S.A.*§	158,961	1,691,698
Petroleo Brasileiro S.A. (ADR)	55,697	4,827,259
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	59,926	4,429,130

		15,374,023

Canada (4.1%)
Bank of Nova Scotia^	38,100	1,529,095
Canadian National Railway Co.	218,587	9,897,619
Canadian Natural Resources Ltd.	91,400	5,084,742
Manulife Financial Corp.^	26,300	1,651,584
Nexen, Inc.	42,600	2,348,003
Shoppers Drug Mart Corp.	238,046	9,070,071
Talisman Energy, Inc.^	184,585	9,813,099
Teck Cominco Ltd., Class B	33,300	2,144,833

		41,539,046

China (0.0%)
Shanghai Electric Group Co., Ltd., Class H*	464,654	196,105

Finland (0.6%)
Nokia Oyj^	248,755	5,141,606
Sampo Oyj, A shares	36,400	765,139

		5,906,745

France (9.0%)
Assurances Generales de France^	43,300	5,218,989
BNP Paribas S.A.^	53,938	5,003,180
Cie De Saint-Gobain^	61,326	4,278,417
Credit Agricole S.A.^	112,854	4,385,270
Imerys S.A.^	28,101	2,363,446
J.C. Decaux S.A.*	122,832	3,319,245
Lafarge S.A.^	40,105	4,537,842
LVMH Moet Hennessy Louis Vuitton S.A.	58,428	5,720,168
Renault S.A.^	65,200	6,923,630
Sanofi-Aventis^	93,691	8,900,341
Societe Generale^	34,000	5,106,106
Total S.A.^	73,558	19,378,826
Vallourec §	8,462	8,161,509
Veolia Environnement	145,652	8,078,029

		91,374,998

Germany (7.5%)
Allianz AG (Registered)	14,800	$2,467,669
BASF AG	22,386	1,752,750
Bayerische Motoren Werke AG	57,163	3,144,040
Continental AG	179,317	19,714,489
Deutsche Post AG	121,176	3,034,004
E.ON AG	46,200	5,077,089
Epcos AG*	48,200	638,122
Fresenius Medical Care AG & Co. KGaA^	19,500	2,326,755
Hypo Real Estate Holding AG	146,782	10,048,427
MAN AG	59,300	4,109,804
Metro AG	59,157	3,028,924
Muenchener Rueckversicherungs AG (Registered)	35,600	5,040,517
RWE AG	54,050	4,697,645
SAP AG	17,700	3,834,332
Schering AG^	28,149	2,922,394
Siemens AG (Registered)	37,342	3,481,392
TUI AG^	64,000	1,254,683

		76,573,036

Hong Kong (1.6%)
CNOOC Ltd. (ADR)	39,267	3,069,894
Esprit Holdings Ltd.	931,000	7,246,582
Kerry Properties Ltd.^	256,500	938,755
Orient Overseas International Ltd.^	174,000	588,607
Shangri-La Asia Ltd.^	2,928,973	4,737,026

		16,580,864

India (0.6%)
ICICI Bank Ltd. (ADR)	212,284	5,876,021

Ireland (0.5%)
Anglo Irish Bank Corp. plc	198,943	3,274,211
Bank of Ireland	120,500	2,238,384

		5,512,595

Italy (2.3%)
Buzzi Unicem S.p.A.	46,700	1,111,630
ENI S.p.A.	520,671	14,794,511
Mediaset S.p.A.	190,000	2,234,905
Recordati S.p.A.	154,800	1,210,159
UniCredito Italiano S.p.A.	573,200	4,137,669

		23,488,874

Japan (23.6%)
Advantest Corp.^	28,200	3,353,216
Astellas Pharma, Inc.^	79,000	2,992,881
Bank of Yokohama Ltd.	122,000	996,762
Canon, Inc.	177,200	11,699,195
Credit Saison Co., Ltd.^	149,300	8,237,502
Daikin Industries Ltd.^	89,100	3,111,213
East Japan Railway Co.	410	3,030,087
EDION Corp.	34,400	822,171
Fanuc Ltd.^	59,006	5,666,056
Hirose Electric Co., Ltd.^	9,500	1,332,528
Hitachi Ltd.^	245,000	1,729,681
Honda Motor Co., Ltd.^	136,200	8,415,102
Hoya Corp.	83,200	3,349,436
Itochu Corp.	362,000	3,101,805
Japan Tobacco, Inc.	1,495	5,245,614
JFE Holdings, Inc.	152,300	6,131,240
Kao Corp.	27,000	709,382
Kobe Steel Ltd.^	1,018,000	3,856,649
Kyocera Corp.	24,300	2,145,995
Leopalace21 Corp.^	116,568	4,366,731

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Marubeni Corp.^	649,000	$3,388,287
Matsushita Electric Industrial Co., Ltd.^	80,000	1,773,032
Misawa Homes Holdings, Inc.*	53,200	2,664,734
Mitsubishi Corp.^	300,700	6,830,036
Mitsubishi UFJ Financial Group, Inc.	1,412	21,540,809
Mitsui & Co., Ltd.^	179,000	2,582,066
Mitsui Chemicals, Inc.^	365,000	2,678,956
Mitsui Fudosan Co., Ltd.	109,000	2,498,898
Mitsui O.S.K., Lines Ltd.	514,000	3,467,616
Mizuho Financial Group, Inc.	324	2,644,394
Murata Manufacturing Co., Ltd.	49,300	3,330,121
Nidec Corp.^	30,900	2,529,825
Nikko Cordial Corp.	180,000	2,974,828
Nintendo Co., Ltd.^	10,700	1,596,068
Nippon Electric Glass Co., Ltd.^	230,000	5,711,501
Nippon Mining Holdings, Inc.	379,500	3,193,860
Nippon Telegraph & Telephone Corp.	202	864,565
Nissan Motor Co., Ltd.^	137,100	1,624,424
Nitto Denko Corp.^	43,900	3,716,934
ORIX Corp.	31,900	9,908,763
Sanyo Shinpan Finance Co., Ltd.	20,800	1,286,889
Secom Co., Ltd.^	14,000	714,298
Sega Sammy Holdings, Inc.	197,838	8,014,795
Seiyu Ltd.*^	1,957,000	5,208,052
Seven & I Holdings Co., Ltd.	49,700	1,962,895
Sharp Corp.^	63,000	1,113,272
Shin-Etsu Chemical Co., Ltd.	46,000	2,491,228
SMC Corp.	15,500	2,409,272
Sumitomo Corp.	305,000	4,332,401
Sumitomo Heavy Industries Ltd.^	400,000	3,834,223
Sumitomo Metal Industries Ltd.^	815,000	3,488,219
Sumitomo Mitsui Financial Group, Inc.	641	7,062,463
Sumitomo Realty & Development Co., Ltd.^	195,000	5,387,745
Tokyo Electric Power Co., Inc.^	113,700	2,828,286
Tokyo Gas Co., Ltd.^	406,000	1,772,099
Toyota Motor Corp.	288,500	15,722,138
Yamada Denki Co., Ltd.	58,600	6,739,571

		240,180,809

Luxembourg (0.6%)
Arcelor^	122,740	4,831,804
SES Global S.A. (FDR)	102,400	1,628,300

		6,460,104

Mexico (3.1%)
America Movil S.A. de C.V. (ADR)	369,992	12,675,926
Cemex S.. e C.V. (ADR)	209,631	13,684,712
Fomento Economico Mexicano S.A. de C.V. (ADR)	20,000	1,833,200
Grupo Televisa S.A. (ADR)	162,640	3,236,536

		31,430,374

Netherlands (3.9%)
ABN AMRO Holding N.V.	198,946	5,956,265
European Aeronautic Defence and Space Co N.V.	88,620	3,728,855
ING Groep N.V. (CVA)	369,420	14,573,945
Koninklijke Philips Electronics N.V.^	154,732	5,222,372
Reed Elsevier N.V.^	253,622	3,630,871
Royal Dutch Shell plc, Class A^	25,200	787,401
Royal Dutch Shell plc, Class B	71,028	2,306,336
Wolters Kluwer N.V. (CVA)	126,776	$3,157,341

		39,363,386

Singapore (1.1%)
CapitaLand Ltd.	1,778,000	5,318,123
Flextronics International Ltd.*	167,400	1,732,590
Neptune Orient Lines Ltd.	378,000	509,248
Singapore Telecommunications Ltd.^	2,562,785	4,197,003

		11,756,964

South Korea (0.8%)
Samsung Electronics Co., Ltd.	13,220	8,571,605

Spain (2.0%)
Altadis S.A.^	77,365	3,464,060
Banco Bilbao Vizcaya Argentaria S.A.	173,000	3,605,109
Banco Popular Espanol S.A.^	246,805	3,631,839
Endesa S.A.^	152,800	4,926,026
Repsol YPF S.A.^	154,700	4,388,206

		20,015,240

Sweden (1.7%)
Telefonaktiebolaget LM Ericsson (ADR)*	333,838	12,592,370
Telefonaktiebolaget LM Ericsson, Class B	1,158,200	4,398,773

		16,991,143

Switzerland (8.8%)
ABB Ltd. (Registered) *	670,905	8,445,030
Adecco S.A. (Registered)^	63,520	3,540,905
Credit Suisse Group (Registered)^	102,100	5,714,975
Holcim Ltd. (Registered)	45,215	3,591,320
Lonza Group AG (Registered)^	117,846	8,057,191
Nestle S.A. (Registered)^	16,741	4,957,544
Novartis AG (Registered)	131,871	7,315,795
Roche Holding AG^	74,870	11,120,073
Syngenta AG*	59,240	8,304,525
UBS AG (Registered)	168,649	18,479,961
Xstrata plc	150,720	4,870,470
Zurich Financial Services AG (Registered)*	21,585	5,058,275

		89,456,064

United Kingdom (18.9%)
AstraZeneca plc	112,200	5,643,878
Aviva plc	459,044	6,365,896
BAE Systems plc	579,500	4,229,260
Barclays plc.	955,244	11,159,345
BG Group plc	379,562	4,736,966
BHP Billiton Ltd.	89,200	1,626,900
BP plc	513,200	5,884,030
British American Tobacco plc	229,800	5,556,478
British Land Co. plc	138,631	2,984,138
Carphone Warehouse Group plc	671,739	3,600,359
Centrica plc	464,862	2,269,808
Corus Group plc	1,410,900	2,153,603
Diageo plc	422,832	6,648,481
Enterprise Inns plc	423,823	6,998,553
Friends Provident plc	860,880	3,113,404
George Wimpey plc	132,500	1,285,888
GlaxoSmithKline plc	278,729	7,276,214
HBOS plc	334,790	5,580,623
HSBC Holdings plc^	596,800	9,990,440

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Hotels Group plc	167,863	$2,741,337
International Power plc*	471,100	2,312,524
J Sainsbury plc	526,712	3,037,750
Kingfisher plc	544,669	2,262,689
Lloyds TSB Group plc	182,000	1,737,863
Mitchells & Butlers plc	295,300	2,450,937
National Grid plc	191,135	1,898,029
Persimmon plc	29,100	670,314
Punch Taverns plc	156,300	2,284,105
Reckitt Benckiser plc	228,475	8,029,070
Rio Tinto plc	20,000	1,013,672
Royal & Sun Alliance Insurance Group plc	918,800	2,195,330
Royal Bank of Scotland Group plc	357,422	11,611,977
SABMiller plc	67,100	1,322,172
Schroders plc	90,320	1,862,743
Smith & Nephew plc	332,241	2,944,837
Standard Chartered plc	161,104	4,001,626
Stolt Offshore S.A.*^	243,216	3,817,129
Tate & Lyle plc	226,700	2,245,302
Taylor Woodrow plc	277,500	1,944,605
Tesco plc	1,028,799	5,888,865
Trinity Mirror plc	18,400	181,920
Vodafone Group plc	6,827,925	14,271,280
Whitbread plc	40,054	823,982
WM Morrison Supermarkets plc	957,384	3,155,200
Wolseley plc	241,366	5,919,876
WPP Group plc	373,764	4,476,600

		192,205,998

Total Common Stocks (95.6%) (Cost $767,400,885)		973,150,787

WARRANTS:
Switzerland (0.0%)
Syngenta AG, expiring 5/23/06*	11,952	14,999

Total Warrants (0.0%)		14,999

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.5%)
Bavaria TRR Corp.
4.82%, 4/25/06	$18,508,031	18,508,031
Belmont Funding LLC
4.78%, 4/20/06	1,913,549	1,913,549
Cantor Fitzgerald Securities
4.88%, 4/3/06	93,693,493	93,693,493
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	3,835,734	3,835,734
4.92%, 6/12/06	2,532,857	2,532,857
Charta LLC
4.56%, 4/7/06	2,538,428	2,538,428
Ciesco LLC
4.50%, 4/5/06	1,901,221	1,901,221
4.75%, 5/3/06	6,362,755	6,362,755
Deutsche Bank London
4.58%, 4/25/06	4,482,728	4,482,728
Fairway Finance Corp.
4.80%, 4/28/06	7,562,740	7,562,740
Fifth Third Bancorp
4.78%, 4/30/07 (l)	384,234	384,234

	Principal Amount	Value (Note 1)
Galaxy Funding, Inc.
4.56%, 4/17/06	$3,546,647	$3,546,647
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	1,408,857	1,408,857
Hartford Life, Inc.
4.76%, 4/2/07 (l)	1,024,624	1,024,624
Lake Constance Funding LLC
4.50%, 4/7/06	3,167,119	3,167,119
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	448,273	448,273
Lexington Parker Capital
4.78%, 5/10/06	6,356,629	6,356,629
Mane Funding Corp.
4.80%, 5/10/06	6,366,562	6,366,562
Morgan Stanley
5.06%, 4/2/07 (l)	1,921,169	1,921,169
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	3,842,338	3,842,338
New York Life Insurance Co.
4.93%, 6/30/06 (l)	3,201,949	3,201,949
Park Sienna LLC
4.79%, 5/5/06	6,362,407	6,362,407
4.81%, 5/9/06	636,223	636,223
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	1,019,942	1,019,942
Royal Bank of Scotland/London
4.65%, 7/5/06 (l)	3,073,190	3,073,190
San Paolo N.Y.
4.69%, 5/10/06	3,842,338	3,842,338
SunTrust Bank/Atlanta
4.75%, 5/17/06 (l)	3,201,949	3,201,949
Thames Asset Global Securities
4.50%, 4/7/06	1,013,478	1,013,478
Variable Funding Capital Corp.
4.52%, 4/3/06	4,442,005	4,442,005

Total Short-Term Investments of Cash Collateral for Securities Loaned		198,591,469

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.26%, 4/3/06	25,723,844	25,723,844

Total Short-Term Investments (22.0%) (Amortized Cost $224,315,313)		224,315,313

Total Investments (117.6%) (Cost/Amortized Cost $991,716,198)		1,197,481,099
Other Assets Less Liabilities (-17.6%)		(179,245,262)

Net Assets (100%)		$1,018,235,837

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $11,322,538 or 1.11% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

At March 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	31	June-06	$1,412,371	$1,424,056	$11,685
TOPIX Index	11	June-06	1,493,926	1,610,518	116,592

					$128,277

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$189,065,819
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$116,848,206

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,303,733
Aggregate gross unrealized depreciation	(6,173,445)

Net unrealized appreciation	$200,130,288

Federal income tax cost of investments	$997,350,811

At March 31, 2006, the Portfolio had loaned securities with a total value of $187,425,696. This was secured by collateral of $198,591,469 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.2%)
Autoliv, Inc.^	2,500	$141,450
BorgWarner, Inc.^	4,200	252,168
Cooper Tire & Rubber Co.^	7,900	113,286
Johnson Controls, Inc.	3,450	261,959
Lear Corp.^	1,825	32,357
Magna International, Inc., Class A	4,300	325,467

		1,126,687

Automobiles (0.7%)
Harley-Davidson, Inc.	60,350	3,130,958
Toyota Motor Corp. (ADR)	8,400	914,760

		4,045,718

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	25,430	1,335,329

Hotels, Restaurants & Leisure (1.8%)
Las Vegas Sands Corp.*^	72,000	4,079,520
McDonald’s Corp.	48,500	1,666,460
Starbucks Corp.*	133,825	5,037,173

		10,783,153

Household Durables (0.1%)
Newell Rubbermaid, Inc.	20,900	526,471

Internet & Catalog Retail (0.6%)
IAC/InterActiveCorp*^	113,684	3,350,267

Leisure Equipment & Products (0.1%)
Mattel, Inc.	25,500	462,315

Media (3.6%)
CBS Corp., Class B	50,450	1,209,791
Comcast Corp., Class A*	57,255	1,497,791
Comcast Corp., Special Class A*	141,320	3,691,278
DIRECTV Group, Inc.*	244,573	4,010,997
Interpublic Group of Cos., Inc.*^	66,100	631,916
Liberty Media Corp., Class A*	96,600	793,086
Sirius Satellite Radio, Inc.*^	111,920	568,554
Time Warner, Inc.	124,300	2,086,997
Viacom, Inc., Class B	21,550	836,140
Walt Disney Co.	61,000	1,701,290
XM Satellite Radio Holdings, Inc., Class A*^	175,595	3,910,501

		20,938,341

Multiline Retail (1.0%)
J.C. Penney Co., Inc.	14,000	845,740
Nordstrom, Inc.	6,400	250,752
Target Corp.	90,500	4,706,905

		5,803,397

Specialty Retail (3.2%)
Best Buy Co., Inc.	17,900	1,001,147
Foot Locker, Inc.	160,100	3,823,188
Gap, Inc.	35,500	663,140
Home Depot, Inc.	179,940	7,611,462
Limited Brands	43,500	1,064,010
Office Depot, Inc.*	29,400	1,094,856
Staples, Inc.	136,612	3,486,338

		18,744,141

Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc.	7,200	254,664
NIKE, Inc., Class B.	51,310	4,366,481
V.F. Corp.	2,200	125,180

		4,746,325

Total Consumer Discretionary		71,862,144

Consumer Staples (6.2%)
Beverages (1.8%)
Coca-Cola Co.	53,975	2,259,933
Molson Coors Brewing Co., Class B	3,300	$226,446
PepsiCo, Inc.	138,590	8,009,116

		10,495,495

Food & Staples Retailing (0.9%)
Kroger Co.*	38,000	773,680
Safeway, Inc.	28,900	725,968
SUPERVALU, Inc.	7,300	224,986
Sysco Corp.	66,955	2,145,908
Wal-Mart Stores, Inc.	24,000	1,133,760

		5,004,302

Food Products (0.8%)
Archer-Daniels-Midland Co.	2,300	77,395
Bunge Ltd.^	7,100	395,541
ConAgra Foods, Inc.	40,100	860,546
Del Monte Foods Co.^	16,200	192,132
General Mills, Inc.	24,800	1,256,864
Kellogg Co.	18,200	801,528
Kraft Foods, Inc., Class A^	8,800	266,728
Sara Lee Corp.	9,300	166,284
Unilever N.V. (N.Y. Shares)	9,216	637,932

		4,654,950

Household Products (2.1%)
Clorox Co.	14,900	891,765
Colgate-Palmolive Co.	22,900	1,307,590
Kimberly-Clark Corp.	23,700	1,369,860
Procter & Gamble Co.	154,310	8,891,342

		12,460,557

Tobacco (0.6%)
Altria Group, Inc.	47,250	3,348,135
UST, Inc.^	8,100	336,960

		3,685,095

Total Consumer Staples		36,300,399

Energy (9.3%)
Energy Equipment & Services (1.7%)
Diamond Offshore Drilling, Inc.^	7,125	637,687
GlobalSantaFe Corp.	13,900	844,425
Halliburton Co.	35,995	2,628,355
Noble Corp.	10,800	875,880
Rowan Cos., Inc.	9,500	417,620
Schlumberger Ltd.	37,500	4,746,375

		10,150,342

Oil & Gas (7.6%)
BP plc (ADR)	13,200	910,008
Canadian Natural Resources Ltd. (New York Exchange)	13,800	764,382
Canadian Natural Resources Ltd. (Toronto Exchange)	51,600	2,870,599
Chevron Corp.	143,593	8,324,086
ConocoPhillips	98,300	6,207,645
Exxon Mobil Corp.	253,085	15,402,753
Marathon Oil Corp.	8,500	647,445
Occidental Petroleum Corp.	89,600	8,301,440
Total S.A. (Sponsored ADR)	7,300	961,629

		44,389,987

Total Energy		54,540,329

Financials (15.1%)
Capital Markets (3.7%)
Bank of New York Co., Inc.	137,250	4,946,490
Charles Schwab Corp.	295,900	5,092,439
Federated Investors, Inc., Class B.	10,700	417,835
Goldman Sachs Group, Inc.	44,585	6,998,062
Lehman Brothers Holdings, Inc.	5,125	740,716
Mellon Financial Corp.	28,500	1,014,600
Merrill Lynch & Co., Inc.	26,400	2,079,264
Morgan Stanley	3,100	194,742

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Waddell & Reed Financial, Inc.^	15,900	$367,290

		21,851,438

Commercial Banks (3.1%)
Bank of America Corp.	94,200	4,289,868
BB&T Corp.	1,600	62,720
Comerica, Inc.	16,850	976,795
Huntington Bancshares, Inc./Ohio	43,950	1,060,513
KeyCorp	7,975	293,480
Lloyds TSB Group plc	538,850	5,145,319
National City Corp.	33,700	1,176,130
PNC Financial Services Group, Inc.	5,100	343,281
Regions Financial Corp.	32,700	1,150,059
U.S. Bancorp	15,350	468,175
Wachovia Corp.	43,300	2,426,965
Wells Fargo & Co.	12,550	801,569

		18,194,874

Consumer Finance (1.2%)
American Express Co.	131,810	6,926,616

Diversified Financial Services (1.6%)
Citigroup, Inc.	145,450	6,869,603
JPMorgan Chase & Co.	54,200	2,256,888

		9,126,491

Insurance (3.4%)
ACE Ltd.	13,800	717,738
Allstate Corp.	7,900	411,669
American International Group, Inc.	55,825	3,689,474
Chubb Corp.	4,350	415,164
Genworth Financial, Inc., Class A	34,000	1,136,620
Hartford Financial Services Group, Inc.	15,500	1,248,525
MBIA, Inc.^	86,141	5,179,658
MetLife, Inc.	30,550	1,477,704
Old Republic International Corp.^	21,600	471,312
PartnerReinsurance Ltd.^	900	55,881
Prudential Financial, Inc.	7,600	576,156
RenaissanceReinsurance Holdings Ltd.^	11,800	514,716
St. Paul Travelers Cos., Inc.	32,399	1,353,954
Torchmark Corp.	16,100	919,310
UnumProvident Corp.^	39,300	804,864
XL Capital Ltd., Class A	14,600	936,006

		19,908,751

Thrifts & Mortgage Finance (2.1%)
Astoria Financial Corp.^	8,250	255,420
Countrywide Financial Corp.	8,300	304,610
Fannie Mae	124,795	6,414,463
Freddie Mac	82,566	5,036,526
Washington Mutual, Inc.	11,725	499,719

		12,510,738

Total Financials		88,518,908

Health Care (17.2%)
Biotechnology (1.3%)
Amgen, Inc.*	67,655	4,921,901
Genentech, Inc.*	32,260	2,726,293

		7,648,194

Health Care Equipment & Supplies (4.1%)
Alcon, Inc.	16,260	1,695,268
Boston Scientific Corp.*	89,590	2,065,050
Cytyc Corp.*^	114,097	3,215,253
Fisher Scientific International, Inc.*^	75,750	5,154,787
Medtronic, Inc.	137,095	6,957,571
Zimmer Holdings, Inc.*	70,100	4,738,760

		23,826,689

Health Care Providers & Services (5.1%)
AmerisourceBergen Corp.	6,200	299,274
Caremark Rx, Inc.*	138,730	$6,822,741
Coventry Health Care, Inc.*	76,000	4,102,480
Eclipsys Corp.*^	165,450	3,906,275
Health Management Associates,
Inc., Class A	132,000	2,847,240
Tenet Healthcare Corp.*^	28,906	213,326
UnitedHealth Group, Inc.	132,815	7,419,046
WellPoint, Inc.*	56,050	4,339,951

		29,950,333

Pharmaceuticals (6.7%)
Abbott Laboratories	39,000	1,656,330
Bristol-Myers Squibb Co.	60,875	1,498,134
Eli Lilly & Co.	67,510	3,733,303
GlaxoSmithKline plc (ADR)	10,900	570,179
Johnson & Johnson	160,430	9,500,665
Merck & Co., Inc.	60,675	2,137,580
Novartis AG (ADR)	10,300	571,032
Pfizer, Inc.	412,900	10,289,468
Sanofi-Aventis	38,650	3,671,625
Sanofi-Aventis (ADR)	83,250	3,950,212
Wyeth	34,000	1,649,680

		39,228,208

Total Health Care		100,653,424

Industrials (6.7%)
Aerospace & Defense (0.8%)
Boeing Co.	23,000	1,792,390
Goodrich Corp.	21,700	946,337
Lockheed Martin Corp.	11,800	886,534
Northrop Grumman Corp.	18,200	1,242,878

		4,868,139

Air Freight & Logistics (0.4%)
FedEx Corp.	22,925	2,589,149
United Parcel Service, Inc., Class B	600	47,628

		2,636,777

Building Products (0.0%)
Masco Corp.	7,000	227,430

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	5,225	454,053
Emerson Electric Co.	15,800	1,321,354
Hubbell, Inc., Class B^	5,500	281,930

		2,057,337

Industrial Conglomerates (4.5%)
General Electric Co.	571,215	19,866,858
Textron, Inc.	8,700	812,493
Tyco International Ltd.	199,400	5,359,872

		26,039,223

Machinery (0.4%)
Crane Co.^	2,300	94,323
Eaton Corp.	10,650	777,130
Ingersoll-Rand Co., Ltd., Class A.	20,000	835,800
SPX Corp.	14,000	747,880

		2,455,133

Road & Rail (0.2%)
CSX Corp.	8,900	532,220
Norfolk Southern Corp.	11,700	632,619

		1,164,839

Total Industrials		39,448,878

Information Technology (19.7%)
Communications Equipment (5.6%)
ADC Telecommunications, Inc.*^	23,656	605,357
Cisco Systems, Inc.*	289,865	6,281,375
Corning, Inc.*	32,200	866,502
Juniper Networks, Inc.*	95,500	1,825,960
Motorola, Inc.	351,475	8,052,292
Nokia Oyj (ADR)^	46,100	955,192

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	91,955	$4,653,843
Research In Motion Ltd.*	106,955	9,078,340
Tellabs, Inc.*	29,450	468,255

		32,787,116

Computers & Peripherals (2.2%)
Apple Computer, Inc.*	29,100	1,825,152
Dell, Inc.*	149,690	4,454,775
EMC Corp.*	100,600	1,371,178
Hewlett-Packard Co.	73,100	2,404,990
International Business Machines Corp.	36,475	3,008,093

		13,064,188

Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.*^	8,500	274,295
Avnet, Inc.*	6,300	159,894
Celestica, Inc.*^	39,900	456,855
Flextronics International Ltd.*^	24,900	257,715
Sanmina-SCI Corp.*	46,300	189,830
Solectron Corp.*	56,100	224,400
Tech Data Corp.*^	17,600	649,616

		2,212,605

Internet Software & Services (2.3%)
Google, Inc., Class A*	17,361	6,770,790
Yahoo!, Inc.*	202,285	6,525,714

		13,296,504

IT Services (1.2%)
BearingPoint, Inc.*^	590,260	5,011,307
Electronic Data Systems Corp.	37,800	1,014,174
First Data Corp.	19,300	903,626

		6,929,107

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	146,595	4,861,090
Agere Systems, Inc.*	37,400	562,496
Applied Materials, Inc.	49,100	859,741
Intel Corp.	341,794	6,613,714
Samsung Electronics Co., Ltd. (GDR)§	14,788	4,794,134
Texas Instruments, Inc.	108,525	3,523,807

		21,214,982

Software (4.4%)
Microsoft Corp.	618,365	16,825,712
Oracle Corp.*	403,450	5,523,230
SAP AG (ADR)^	55,060	2,990,859

		25,339,801

Total Information Technology		114,844,303

Materials (2.4%)
Chemicals (0.7%)
Dow Chemical Co.	52,100	2,115,260
DuPont (E.I.) de Nemours & Co.	6,600	278,586
Lubrizol Corp.	18,200	779,870
PPG Industries, Inc.	16,300	1,032,605

		4,206,321

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,800	406,714

Containers & Packaging (0.3%)
Crown Holdings, Inc.*	11,993	212,756
Owens-Illinois, Inc.*	54,400	944,928
Smurfit-Stone Container Corp.*^	14,300	194,051
Sonoco Products Co.^	9,400	318,378
Temple-Inland, Inc.	2,000	89,100

		1,759,213

Metals & Mining (1.3%)
Rio Tinto plc (ADR)	17,135	3,546,945
Southern Copper Corp.^	46,600	$3,936,768

		7,483,713

Total Materials		13,855,961

Telecommunication Services (5.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	96,000	2,595,840
BellSouth Corp.	25,300	876,645
Level 3 Communications, Inc.*	757,200	3,922,296
Verizon Communications, Inc.	71,100	2,421,666

		9,816,447

Wireless Telecommunication Services (4.0%)
ALLTEL Corp.	76,050	4,924,237
American Tower Corp., Class A*	159,800	4,845,136
Crown Castle International Corp.*^	29,300	830,655
Leap Wireless International, Inc.*^	77,410	3,374,302
NII Holdings, Inc.*	127,300	7,506,881
Sprint Nextel Corp.	69,500	1,795,880

		23,277,091

Total Telecommunication Services		33,093,538

Utilities (0.7%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	9,475	322,339
Entergy Corp.	15,400	1,061,676
Northeast Utilities^	15,700	306,621
Pinnacle West Capital Corp.	20,300	793,730

		2,484,366

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	4,625	253,034

Multi-Utilities & Unregulated Power (0.2%)
Dominion Resources, Inc.	17,200	1,187,316

Total Utilities		3,924,716

Total Common Stocks (95.3%) (Cost $511,421,839)		557,042,600

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (2.1%)
Federal National Mortgage Association
4.65%, 4/3/06 (o)(p)	$12,000,000	11,995,349

Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
Bavaria TRR Corp.
4.82%, 4/25/06	2,903,087	2,903,087
Belmont Funding LLC
4.78%, 4/20/06	300,151	300,151
Cantor Fitzgerald Securities
4.88%, 4/3/06	14,696,343	14,696,344
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	601,656	601,656
4.92%, 6/12/06	397,293	397,293
Charta LLC
4.56%, 4/7/06	398,166	398,166
Ciesco LLC
4.50%, 4/5/06	298,217	298,217
4.75%, 5/3/06	998,033	998,033
Deutsche Bank London
4.58%, 4/25/06	703,141	703,141
Fairway Finance Corp.
4.80%, 4/28/06	1,186,258	1,186,258

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Fifth Third Bancorp
4.78%, 4/30/07 (l)	$60,269	$60,269
Galaxy Funding, Inc.
4.56%, 4/17/06 (l)	556,311	556,311
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	220,987	220,987
Hartford Life, Inc.
4.76%, 4/2/07 (l)	160,718	160,718
Lake Constance Funding LLC
4.50%, 4/7/06	496,780	496,780
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	70,314	70,314
Lexington Parker Capital
4.78%, 5/10/06	997,073	997,073
Mane Funding Corp.
4.80%, 5/10/06	998,631	998,631
Morgan Stanley
5.06%, 4/2/07 (l)	301,346	301,346
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	602,692	602,692
New York Life Insurance Co.
4.93%, 6/30/06 (l)	502,243	502,243
Park Sienna LLC
4.79%, 5/5/06	997,979	997,979
4.81%, 5/9/06	99,795	99,795
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	159,983	159,983
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	482,047	482,047
San Paolo N.Y.
4.69%, 5/10/06	602,692	602,692
SunTrust Bank, Atlanta
4.75%, 5/17/06 (l)	502,243	502,243
Thames Asset Global Securities
4.50%, 4/7/06	158,970	158,970
Variable Funding Capital Corp.
4.52%, 4/3/06	696,753	696,753

Total Short-Term Investments of Cash Collateral for Securities Loaned		31,150,172

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.26%, 4/3/06	14,666,374	14,666,374

Total Short-Term Investments (9.9%) (Cost/Amortized Cost $57,813,446)		57,811,895

Total Investments (105.2%) (Cost/Amortized Cost $569,235,285)		614,854,495
Other Assets Less Liabilities (-5.2%)		(30,544,025)

Net Assets (100%)		$584,310,470

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $4,794,134 or 0.82% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$119,092,873
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$47,307,010

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,131,316
Aggregate gross unrealized depreciation	(8,569,552)

Net unrealized appreciation	$44,561,764

Federal income tax cost of investments	$570,292,731

At March 31, 2006, the Portfolio had loaned securities with a total value of $30,420,446. This was secured by collateral of $31,150,172 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $546 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	12,570	$660,051

Hotels, Restaurants & Leisure (1.9%)
Marriott International, Inc., Class A	23,300	1,598,380
Starbucks Corp.*	88,600	3,334,904
Starwood Hotels & Resorts Worldwide, Inc.	34,300	2,323,139

		7,256,423

Household Durables (0.5%)
Centex Corp.	10,690	662,673
D.R. Horton, Inc.	12,606	418,771
Lennar Corp., Class A^	7,440	449,227
Pulte Homes, Inc.	12,340	474,103

		2,004,774

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	155,520	5,678,035

Media (2.2%)
Getty Images, Inc.*^	29,000	2,171,520
Pixar*	69,400	4,451,316
XM Satellite Radio Holdings, Inc., Class A*^	89,060	1,983,366

		8,606,202

Multiline Retail (1.5%)
J.C. Penney Co., Inc.	30,800	1,860,628
Target Corp.	77,410	4,026,094

		5,886,722

Specialty Retail (2.1%)
Home Depot, Inc.	39,290	1,661,967
Lowe’s Cos., Inc.	56,620	3,648,593
Urban Outfitters, Inc.*^	51,300	1,258,902
Williams-Sonoma, Inc.*^	39,440	1,672,256

		8,241,718

Textiles, Apparel & Luxury Goods (1.6%)
Coach, Inc.*	111,110	3,842,184
NIKE, Inc., Class B	14,500	1,233,950
Polo Ralph Lauren Corp.^	21,275	1,289,478

		6,365,612

Total Consumer Discretionary		44,699,537

Consumer Staples (4.8%)
Beverages (0.5%)
PepsiCo, Inc.	32,600	1,883,954

Food & Staples Retailing (1.7%)
Walgreen Co.	136,660	5,894,146
Whole Foods Market, Inc.	9,680	643,139

		6,537,285

Household Products (2.6%)
Clorox Co.	20,500	1,226,925
Procter & Gamble Co.	155,430	8,955,877

		10,182,802

Total Consumer Staples		18,604,041

Energy (4.3%)
Energy Equipment & Services (3.3%)
Schlumberger Ltd.	74,455	9,423,769
Transocean, Inc.*	24,000	1,927,200
Weatherford International Ltd.*	29,300	1,340,475

		12,691,444

Oil & Gas (1.0%)
Canadian Natural Resources Ltd.	36,100	1,999,579
Valero Energy Corp.	33,400	$1,996,652

		3,996,231

Total Energy		16,687,675

Financials (15.2%)
Capital Markets (4.9%)
Charles Schwab Corp.	74,850	1,288,169
Franklin Resources, Inc.	20,700	1,950,768
Goldman Sachs Group, Inc.	41,800	6,560,928
Legg Mason, Inc.	37,685	4,723,061
Merrill Lynch & Co., Inc.	44,500	3,504,820
State Street Corp.	16,970	1,025,497

		19,053,243

Commercial Banks (1.7%)
Commerce Bancorp, Inc./New Jersey^	135,330	4,959,844
Zions Bancorp	18,900	1,563,597

		6,523,441

Consumer Finance (0.9%)
SLM Corp.	67,700	3,516,338

Diversified Financial Services (1.3%)
Citigroup, Inc.	71,050	3,355,692
JPMorgan Chase & Co.	41,747	1,738,345

		5,094,037

Insurance (5.3%)
Aflac, Inc.	28,650	1,292,974
American International Group, Inc.	93,300	6,166,197
Everest Reinsurance Group Ltd.	17,100	1,596,627
MetLife, Inc.	29,200	1,412,404
Progressive Corp.	97,950	10,212,267

		20,680,469

Real Estate (0.1%)
CB Richard Ellis Group, Inc., Class A*^	5,460	440,622

Thrifts & Mortgage Finance (1.0%)
Countrywide Financial Corp.	113,200	4,154,440

Total Financials		59,462,590

Health Care (19.0%)
Biotechnology (6.9%)
Amgen, Inc.*	68,270	4,966,643
Celgene Corp.*^	48,100	2,126,982
Genentech, Inc.*	157,835	13,338,636
Gilead Sciences, Inc.*	102,810	6,396,838

		26,829,099

Health Care Equipment & Supplies (3.2%)
Alcon, Inc.	25,940	2,704,504
Medtronic, Inc.	26,300	1,334,725
St. Jude Medical, Inc.*	78,860	3,233,260
Stryker Corp.	39,500	1,751,430
Varian Medical Systems, Inc.*	62,500	3,510,000

		12,533,919

Health Care Providers & Services (4.8%)
Aetna, Inc.	55,000	2,702,700
Caremark Rx, Inc.*	98,200	4,829,476
Health Net, Inc.*	25,900	1,316,238
UnitedHealth Group, Inc.	106,690	5,959,703
WellPoint, Inc.*	52,730	4,082,884

		18,891,001

Pharmaceuticals (4.1%)
Abbott Laboratories	56,700	2,408,049
Eli Lilly & Co.	19,410	1,073,373
Johnson & Johnson	54,900	3,251,178
Merck & Co., Inc.	26,770	943,107
Novartis AG (ADR)	49,800	2,760,912
Schering-Plough Corp.	67,200	1,276,128

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR) ^	100,920	$4,155,886

		15,868,633

Total Health Care		74,122,652

Industrials (5.9%)
Aerospace & Defense (2.6%)
Boeing Co.	58,770	4,579,946
United Technologies Corp.	93,340	5,410,920

		9,990,866

Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	38,600	3,334,654

Industrial Conglomerates (2.0%)
General Electric Co.	220,390	7,665,164

Machinery (0.5%)
Danaher Corp.	29,600	1,881,080

Total Industrials		22,871,764

Information Technology (36.9%)
Communications Equipment (7.5%)
Cisco Systems, Inc.*	101,900	2,208,173
Corning, Inc.*	132,330	3,561,000
Juniper Networks, Inc.*	175,380	3,353,266
Motorola, Inc.	116,050	2,658,705
QUALCOMM, Inc.	344,090	17,414,395

		29,195,539

Computers & Peripherals (6.3%)
Apple Computer, Inc.*	121,100	7,595,392
Dell, Inc.*	118,750	3,534,000
EMC Corp.*	226,600	3,088,558
Network Appliance, Inc.*	209,785	7,558,554
SanDisk Corp.*^	29,200	1,679,584
Seagate Technology*^	48,500	1,277,005

		24,733,093

Electronic Equipment & Instruments (0.2%)
Amphenol Corp., Class A	14,460	754,523

Internet Software & Services (9.3%)
eBay, Inc.*	276,670	10,806,730
Google, Inc., Class A*	42,160	16,442,400
Yahoo!, Inc.*	283,180	9,135,387

		36,384,517

IT Services (1.4%)
Automatic Data Processing, Inc.	30,900	1,411,512
Cognizant Technology Solutions Corp., Class A*	32,500	1,933,425
Infosys Technologies Ltd. (ADR) ^	14,190	1,104,833
Iron Mountain, Inc.*^	25,040	1,020,130

		5,469,900

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	105,250	3,490,090
Broadcom Corp., Class A*	188,065	8,116,886
KLA-Tencor Corp.	13,620	658,663
Marvell Technology Group Ltd.*	91,180	4,932,838
Maxim Integrated Products, Inc.	69,500	2,581,925
NVIDIA Corp.*	13,600	778,736
Xilinx, Inc.	133,800	3,406,548

		23,965,686

Software (6.0%)
Adobe Systems, Inc.*	95,175	3,323,511
Autodesk, Inc.*	44,900	1,729,548
Business Objects S.A. (ADR)*	22,300	813,281
Electronic Arts, Inc.*	113,400	6,205,248
Microsoft Corp.	191,410	5,208,266
Salesforce.com, Inc.*^	104,600	$3,800,118
SAP AG (ADR) ^	45,360	2,463,955

		23,543,927

Total Information Technology		144,047,185

Total Common Stocks (97.6%) (Cost $303,719,508)		380,495,444

	Principal Amount
SHORT-TERM INVESTMENTS
Short-Term Investments of Cash Collateral for Securities Loaned (6.9%)
Bavaria TRR Corp.
4.82%, 4/25/06	$2,529,081	2,529,081
Belmont Funding LLC
4.78%, 4/20/06	261,482	261,482
Cantor Fitzgerald Securities
4.88%, 4/3/06	12,803,001	12,803,001
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	524,144	524,144
4.92%, 6/12/06	346,109	346,109
Charta LLC
4.56%, 4/7/06	346,870	346,870
Ciesco LLC
4.50%, 4/5/06	259,797	259,798
7.75%, 5/3/06	856,456	869,456
Deutsche Bank London
4.58%, 4/25/06	612,554	612,554
Fairway Finance Corp.
4.80%, 4/28/06	1,033,432	1,033,432
Fifth Third Bancorp
4.78%, 4/30/07 (l)	52,505	52,505
Galaxy Funding, Inc.
4.56%, 4/17/06	484,641	484,641
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	192,517	192,517
Hartford Life, Inc.
4.76%, 4/2/07 (l)	140,012	140,012
Lake Constance Funding LLC
4.50%, 4/7/06	432,779	432,779
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	61,255	61,255
Lexington Parker Capital
4.78%, 5/10/06	868,619	868,619
Mane Funding Corp.
4.80%, 5/10/06	869,976	869,976
Morgan Stanley
5.06%, 4/2/07 (l)	262,523	262,523
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	525,047	525,047
New York Life Insurance Co.
4.93%, 6/30/06 (l)	437,539	437,539
Park Sienna LLC
4.79%, 5/5/06	869,408	869,408
4.81%, 5/9/06	86,938	86,938
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	139,373	139,373
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	419,944	419,944
San Paolo N.Y.
4.69%, 5/10/06	525,047	525,047
SunTrust Bank, Atlanta
4.75%, 5/17/06 (l)	437,539	437,539
Thames Asset Global Securities
4.50%, 4/7/06	138,489	138,489

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Variable Funding Capital Corp.
4.52%, 4/3/06	$606,990	$606,990

Total Short-Term Investments of Cash Collateral for Securities Loaned		27,137,068

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.26%, 4/3/06	8,949,360	8,949,360

Total Short-Term Investments (9.2%) (Amortized Cost $36,086,428)		36,086,428

Total Investments (106.8%) (Cost/Amortized Cost $339,805,936)		416,581,872
Other Assets Less Liabilities (-6.8%)		(26,592,961)

Net Assets (100%)		$389,988,911

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$54,907,099
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,066,557

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,392,689
Aggregate gross unrealized depreciation	(4,835,787)

Net unrealized appreciation	$75,556,902

Federal income tax cost of investments	$341,024,970

At March 31, 2006, the Portfolio had loaned securities with a total value of $26,707,181. This was secured by collateral of $27,137,068 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $2,087,567 which expires in the year 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.1%)
Johnson Controls, Inc.	15,520	$1,178,434

Hotels, Restaurants & Leisure (4.0%)
Carnival Corp.	341,900	16,195,803
Hilton Hotels Corp.	185,300	4,717,738
McDonald’s Corp.	675,650	23,215,334

		44,128,875

Household Durables (1.1%)
Fortune Brands, Inc.	67,100	5,410,273
Pulte Homes, Inc.	170,000	6,531,400

		11,941,673

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	71,780	1,514,558

Media (3.6%)
CBS Corp., Class B	93,280	2,236,854
Comcast Corp., Special Class A*^	319,000	8,332,280
News Corp., Class A	565,000	9,384,650
Reed Elsevier plc	226,160	2,165,418
Time Warner, Inc.	457,100	7,674,709
Tribune Co.^	34,240	939,203
Viacom, Inc., Class B*	175,050	6,791,940
Walt Disney Co.	84,990	2,370,371

		39,895,425

Multiline Retail (1.0%)
Federated Department Stores, Inc.	10,140	740,220
Sears Holdings Corp.*	74,900	9,904,776

		10,644,996

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	59,500	2,284,800
Gap, Inc.	283,340	5,292,791
Home Depot, Inc.	332,180	14,051,214
Lowe’s Cos., Inc.	41,900	2,700,036
Sherwin-Williams Co.	24,970	1,234,517

		25,563,358

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	20,830	1,772,633

Total Consumer Discretionary		136,639,952

Consumer Staples (6.7%)
Beverages (0.5%)
Diageo plc	213,878	3,362,952
PepsiCo, Inc.	30,730	1,775,887

		5,138,839

Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	239,800	11,328,152

Food Products (1.4%)
Archer-Daniels-Midland Co.	63,750	2,145,188
Bunge Ltd.^	74,950	4,175,465
Kellogg Co.	113,950	5,018,358
Nestle S.A. (Registered)	7,218	2,137,480
Sara Lee Corp.	100,130	1,790,324

		15,266,815

Household Products (0.6%)
Kimberly-Clark Corp.	19,020	1,099,356
Procter & Gamble Co.	89,800	5,174,276

		6,273,632

Tobacco (3.2%)
Altria Group, Inc.	478,370	33,897,298
Loews Corp.- Carolina Group	27,900	1,318,833

		35,216,131

Total Consumer Staples		73,223,569

Energy (11.6%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.^	14,300	$978,120
Halliburton Co.	207,900	15,180,858
Nabors Industries Ltd.*^	49,300	3,528,894
Noble Corp.^	24,980	2,025,878

		21,713,750

Oil & Gas (9.6%)
Amerada Hess Corp.^	81,080	11,545,792
Apache Corp.	25,100	1,644,301
BP plc (ADR)^	102,880	7,092,547
Chevron Corp.	87,859	5,093,186
ConocoPhillips	207,960	13,132,674
Devon Energy Corp.^	46,600	2,850,522
EOG Resources, Inc.	37,380	2,691,360
Exxon Mobil Corp.	591,720	36,012,079
Marathon Oil Corp.	133,591	10,175,627
Noble Energy, Inc.	105,650	4,640,148
Talisman Energy, Inc.	45,000	2,393,100
Total S.A. (Sponsored ADR)^	66,410	8,748,190

		106,019,526

Total Energy		127,733,276

Financials (24.8%)
Capital Markets (3.9%)
Ameriprise Financial, Inc.	5,928	267,116
Bank of New York Co., Inc.	31,660	1,141,026
Franklin Resources, Inc.	27,020	2,546,365
Goldman Sachs Group, Inc.	102,330	16,061,717
Lehman Brothers Holdings, Inc.	21,600	3,121,848
Mellon Financial Corp.	89,680	3,192,608
Merrill Lynch & Co., Inc.	109,470	8,621,857
Northern Trust Corp.	80,300	4,215,750
UBS AG (Registered)	35,017	3,837,039

		43,005,326

Commercial Banks (5.0%)
Bank of America Corp.	741,809	33,781,982
PNC Financial Services Group, Inc.	73,420	4,941,900
SunTrust Banks, Inc.	120,300	8,753,028
Wachovia Corp.	64,000	3,587,200
Wells Fargo & Co.	57,480	3,671,248

		54,735,358

Consumer Finance (0.3%)
American Express Co.	64,610	3,395,255

Diversified Financial Services (5.1%)
Citigroup, Inc.	571,550	26,994,306
JPMorgan Chase & Co.	709,450	29,541,498

		56,535,804

Insurance (8.8%)
ACE Ltd.	137,200	7,135,772
Allstate Corp.	224,270	11,686,710
American International Group, Inc.	447,400	29,568,666
Aon Corp.	243,150	10,093,156
Axis Capital Holdings Ltd.	76,000	2,272,400
Chubb Corp.	23,450	2,238,068
Genworth Financial, Inc., Class A	39,470	1,319,482
Hartford Financial Services Group, Inc.	45,560	3,669,858
Lincoln National Corp.^	22,350	1,220,087
MetLife, Inc.	207,330	10,028,552
St. Paul Travelers Cos., Inc.	405,049	16,926,998

		96,159,749

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	324,590	16,683,926

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Freddie Mac	28,650	$1,747,650

		18,431,576

Total Financials		272,263,068

Health Care (8.9%)
Health Care Equipment & Supplies (1.2%)
Bausch & Lomb, Inc.	17,900	1,140,230
Baxter International, Inc.	312,270	12,119,199

		13,259,429

Health Care Providers & Services (0.9%)
CIGNA Corp.	12,990	1,696,754
WellPoint, Inc.*	105,000	8,130,150

		9,826,904

Pharmaceuticals (6.8%)
Abbott Laboratories	419,010	17,795,355
Eli Lilly & Co.	125,910	6,962,823
Forest Laboratories, Inc.*	68,900	3,075,007
Johnson & Johnson	164,040	9,714,449
Merck & Co., Inc.	254,520	8,966,739
Novartis AG (ADR)	322,700	17,890,488
Pfizer, Inc.	210,000	5,233,200
Wyeth	93,860	4,554,087

		74,192,148

Total Health Care		97,278,481

Industrials (12.7%)
Aerospace & Defense (3.8%)
Honeywell International, Inc.	167,250	7,153,283
Lockheed Martin Corp.	150,110	11,277,764
Northrop Grumman Corp.	131,950	9,010,866
United Technologies Corp.	243,720	14,128,448

		41,570,361

Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B	134,400	10,668,672

Building Products (0.7%)
Masco Corp.^	244,000	7,927,560

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	38,140	3,314,366
Emerson Electric Co.	51,300	4,290,219

		7,604,585

Industrial Conglomerates (0.9%)
General Electric Co.	267,000	9,286,260
Tyco International Ltd.	33,150	891,072

		10,177,332

Machinery (1.8%)
Caterpillar, Inc.	134,450	9,654,854
Deere & Co.	99,330	7,852,037
Illinois Tool Works, Inc.	24,370	2,347,075

		19,853,966

Road & Rail (3.6%)
Burlington Northern Santa Fe Corp.^	66,330	5,527,279
CNF, Inc.^	16,710	834,497
CSX Corp.	193,300	11,559,340
Norfolk Southern Corp.	357,030	19,304,612
Union Pacific Corp.	19,200	1,792,320

		39,018,048

Trading Companies & Distributors (0.2%)
Finning International, Inc.	8,670	286,869
W.W. Grainger, Inc.^	29,260	2,204,741

		2,491,610

Total Industrials		139,312,134

Information Technology (8.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.*	86,380	1,871,854
Juniper Networks, Inc.*	55,200	$1,055,424
Motorola, Inc.	200,700	4,598,037

		7,525,315

Computers & Peripherals (2.3%)
Dell, Inc.*	30,980	921,965
EMC Corp.*	251,000	3,421,130
Hewlett-Packard Co.	320,150	10,532,935
International Business Machines Corp.	132,500	10,927,275

		25,803,305

IT Services (0.6%)
Accenture Ltd., Class A^	143,980	4,329,479
Fiserv, Inc.*	45,600	1,940,280

		6,269,759

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	26,860	1,028,469
Applied Materials, Inc.	158,900	2,782,339
Freescale Semiconductor, Inc., Class B*	121,600	3,376,832
Intel Corp.	86,960	1,682,676
KLA-Tencor Corp.^	31,100	1,503,996

		10,374,312

Software (3.6%)
BEA Systems, Inc.*	87,200	1,144,936
Microsoft Corp.	1,077,950	29,331,019
Oracle Corp.*	561,020	7,680,364
Symantec Corp.*	78,450	1,320,314

		39,476,633

Total Information Technology		89,449,324

Materials (4.8%)
Chemicals (3.1%)
Air Products & Chemicals, Inc.	205,410	13,801,498
Dow Chemical Co.	72,610	2,947,966
DuPont (E.I.) de Nemours & Co.^	128,230	5,412,589
Nalco Holding Co.*^	47,470	840,219
PPG Industries, Inc.^	83,360	5,280,856
Praxair, Inc.	40,520	2,234,678
Syngenta AG*	25,450	3,567,693

		34,085,499

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*^	79,030	1,072,437

Metals & Mining (1.3%)
Alcoa, Inc.	50,000	1,528,000
United States Steel Corp.^	206,150	12,509,182

		14,037,182

Paper & Forest Products (0.3%)
Bowater, Inc.^	11,500	340,170
International Paper Co.^	98,490	3,404,799

		3,744,969

Total Materials		52,940,087

Telecommunication Services (4.1%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	225,300	6,092,112
BellSouth Corp.	73,500	2,546,775
Verizon Communications, Inc.	189,640	6,459,138

		15,098,025

Wireless Telecommunication Services (2.7%)
Sprint Nextel Corp.	974,320	25,176,429
Vodafone Group plc	2,009,590	4,200,310

		29,376,739

Total Telecommunication Services		44,474,764

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.2%)
Electric Utilities (1.9%)
Entergy Corp.	193,360	$13,330,239
Exelon Corp.	25,400	1,343,660
FPL Group, Inc.^	91,130	3,657,958
PPL Corp.	81,110	2,384,634

		20,716,491

Independent Power Producers & Energy Traders (0.2%)
TXU Corp.	38,170	1,708,489

Multi-Utilities & Unregulated Power (2.1%)
Dominion Resources, Inc.	310,920	21,462,807
Public Service Enterprise Group, Inc.	27,000	1,729,080

		23,191,887

Total Utilities		45,616,867

Total Common Stocks (98.4%) (Cost $993,158,747)		1,078,931,522

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.0%)
American General Finance Corp.
4.85%, 4/3/06 (p)	$10,945,000	10,940,576

Short-Term Investments of Cash Collateral for Securities Loaned (5.2%)
Bavaria TRR Corp.
4.82%, 4/25/06	5,308,720	5,308,720
Belmont Funding LLC
4.78%, 4/20/06	548,869	548,869
Cantor Fitzgerald Securities
4.88%, 4/3/06	26,874,414	26,874,414
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	1,100,216	1,100,216
4.92%, 6/12/06	726,508	726,508
Charta LLC
4.56%, 4/7/06	728,106	728,106
Ciesco LLC
4.50%, 4/5/06	545,333	545,333
4.75%, 5/3/06	1,825,050	1,825,050
Deutsche Bank London
4.58%, 4/25/06	1,285,796	1,285,796
Fairway Finance Corp.
4.80%, 4/28/06	2,169,246	2,169,246
Fifth Third Bancorp
4.78%, 4/30/07 (l)	110,211	110,211
Galaxy Funding, Inc.
4.56%, 4/17/06	1,017,296	1,017,296
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	404,107	404,107
Hartford Life, Inc.
4.76%, 4/2/07 (l)	293,896	293,896
Lake Constance Funding LLC
4.50%, 4/7/06	908,435	908,435
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	128,580	128,580
Lexington Parker Capital
4.78%, 5/10/06	1,823,293	1,823,293
Mane Funding Corp.
4.80%, 5/10/06	1,826,142	1,826,142
Morgan Stanley
5.06%, 4/2/07 (l)	551,055	551,055
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	1,102,111	1,102,111

	Principal Amount	Value (Note 1)
New York Life Insurance Co.
4.93%, 6/30/06 (l)	$918,425	$918,425
Park Sienna LLC
4.79%, 5/5/06	1,824,950	1,824,950
4.81%, 5/9/06	182,490	182,490
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	292,553	292,553
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	881,493	881,493
San Paolo N.Y.
4.69%, 5/10/06	1,102,111	1,102,111
SunTrust Bank, Atlanta
4.75%, 5/17/06 (l)	918,425	918,425
Thames Asset Global Securities
4.50%, 4/7/06	290,699	290,699
Variable Funding Capital Corp.
4.52%, 4/3/06	1,274,115	1,274,115

Total Short-Term Investments of Cash Collateral for Securities Loaned		56,962,645

Time Deposit (2.1%)
JPMorgan Chase Nassau
4.26%, 4/3/06	23,478,990	23,478,990

Total Short-Term Investments (8.3%) (Cost/Amortized Cost $91,383,685)		91,382,211

Total Investments (106.7%) (Cost/Amortized Cost $1,084,542,432)		1,170,313,733
Other Assets Less Liabilities (-6.7%)		(73,155,446)

Net Assets (100%)		$1,097,158,287

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1)

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$366,734,630
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$152,711,668

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,184,319
Aggregate gross unrealized depreciation	(11,205,297)

Net unrealized appreciation	$80,979,022

Federal income tax cost of investments	$1,089,334,711

At March 31, 2006, the Portfolio had loaned securities with a total value of $55,541,167. This was secured by collateral of $56,962,645 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $11,409 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (0.9%)
BorgWarner, Inc.^	41,000	$2,461,640
Gentex Corp.^	23,600	412,056
LKQ Corp.*^	165,300	3,439,893
Tenneco, Inc.*	47,000	1,019,430

		7,333,019

Automobiles (0.2%)
Winnebago Industries, Inc.^	42,000	1,274,280

Diversified Consumer Services (1.7%)
Jackson Hewitt Tax Service, Inc.	37,500	1,184,250
Laureate Education, Inc.*	97,000	5,177,860
Lincoln Educational Services Corp.*^	40,800	691,560
Regis Corp.	36,200	1,248,176
Strayer Education, Inc.^	53,500	5,470,910

		13,772,756

Hotels, Restaurants & Leisure (5.7%)
BJ’s Restaurants, Inc.*^	50,200	1,355,400
Four Seasons Hotels, Inc.^	22,700	1,150,890
Gaylord Entertainment Co.*^	94,600	4,292,948
Hilton Hotels Corp.	11,300	287,698
International Game Technology	100,900	3,553,698
Marriott International, Inc., Class A	79,300	5,439,980
Orient-Express Hotels Ltd.	178,400	6,998,632
P.F. Chang’s China Bistro, Inc.*^	79,100	3,898,839
Panera Bread Co., Class A*	21,300	1,601,334
Penn National Gaming, Inc.*	71,600	3,020,088
Royal Caribbean Cruises Ltd.	97,400	4,092,748
Scientific Games Corp., Class B*	171,560	6,026,903
Station Casinos, Inc.	44,100	3,500,217

		45,219,375

Household Durables (0.1%)
Harman International Industries, Inc.	5,500	611,215
NVR, Inc.*^	410	302,969
Ryland Group, Inc.	4,200	291,480

		1,205,664

Internet & Catalog Retail (0.7%)
Coldwater Creek, Inc.*^	108,250	3,009,350
VistaPrint Ltd.*	78,400	2,340,240

		5,349,590

Leisure Equipment & Products (0.5%)
MarineMax, Inc.*^	111,600	3,740,832

Media (0.5%)
Getty Images, Inc.*	53,100	3,976,128
XM Satellite Radio Holdings, Inc., Class A*	14,900	331,823

		4,307,951

Multiline Retail (0.2%)
Dollar General Corp.	31,700	560,139
Tuesday Morning Corp.^	47,900	1,106,011

		1,666,150

Specialty Retail (4.0%)
Advance Auto Parts, Inc.	7,600	316,464
Chico’s FAS, Inc.*	190,600	7,745,984
Cost Plus, Inc.*^	64,800	1,108,080
Dick’s Sporting Goods, Inc.*	78,300	3,106,161
GameStop Corp., Class A*^	127,450	6,007,993
Hibbett Sporting Goods, Inc.*^	93,000	$3,068,070
HOT Topic, Inc.*^	95,100	1,378,950
Ross Stores, Inc.	9,900	288,981
Select Comfort Corp.*^	84,900	3,357,795
Tractor Supply Co.*^	26,000	1,724,840
Urban Outfitters, Inc.*	126,900	3,114,126
Zumiez, Inc.*	3,900	238,290

		31,455,734

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*^	65,600	4,427,344
CROCS, Inc.*^	39,300	988,395
Polo Ralph Lauren Corp.	84,575	5,126,091
Wolverine World Wide, Inc.	9,100	201,383

		10,743,213

Total Consumer Discretionary		126,068,564

Consumer Staples (1.2%)
Food & Staples Retailing (0.3%)
United Natural Foods, Inc.*^	69,200	2,419,924
Whole Foods Market, Inc.	3,100	205,964

		2,625,888

Food Products (0.4%)
Bunge Ltd.^	9,400	523,674
Hain Celestial Group, Inc.*^	92,500	2,422,575

		2,946,249

Personal Products (0.5%)
Herbalife Ltd.*	116,200	3,924,074

Total Consumer Staples		9,496,211

Energy (9.5%)
Energy Equipment & Services (5.3%)
CARBO Ceramics, Inc.^	38,700	2,202,417
Cooper Cameron Corp.*	75,700	3,336,856
Diamond Offshore Drilling, Inc.^	56,800	5,083,600
Dresser-Rand Group, Inc.*	84,700	2,104,795
FMC Technologies, Inc.*	46,600	2,386,852
Global Industries Ltd.*^	154,700	2,241,603
Grant Prideco, Inc.*	179,300	7,681,212
Helix Energy Solutions Group, Inc.*^	94,200	3,570,180
National Oilwell Varco, Inc.*	94,419	6,054,146
Oil States International, Inc.*	27,700	1,020,745
Patterson-UTI Energy, Inc.	77,400	2,473,704
Rowan Cos., Inc.	9,300	408,828
Superior Energy Services, Inc.*	141,200	3,782,748

		42,347,686

Oil & Gas (4.2%)
Alpha Natural Resources, Inc.*^	43,600	1,008,904
Bill Barrett Corp.*^	124,000	4,041,160
Chesapeake Energy Corp	17,100	537,111
Denbury Resources, Inc.*^	218,170	6,909,444
EXCO Resources, Inc.*	99,000	1,240,470
Murphy Oil Corp.	7,700	383,614
Newfield Exploration Co.*	90,600	3,796,140
Noble Energy, Inc.	50,200	2,204,784
Peabody Energy Corp.	129,200	6,512,972
Southwestern Energy Co.*	146,400	4,712,616
Western Refining, Inc.	74,800	1,617,176

		32,964,391

Total Energy		75,312,077

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (9.5%)
Capital Markets (2.8%)
Affiliated Managers Group Inc.*^	32,900	$3,507,469
Ares Capital Corp.*^	69,763	1,198,528
BlackRock, Inc., Class A^	20,200	2,828,000
Calamos Asset Management, Inc., Class A^	7,000	261,800
E*Trade Financial Corp.*	29,000	782,420
Federated Investors, Inc., Class B	18,000	702,900
GFI Group, Inc.*^	22,900	1,188,739
Lazard Ltd., Class A^	101,500	4,491,375
Legg Mason, Inc.	34,800	4,361,484
optionsXpress Holdings, Inc.^	92,000	2,675,360
TD Ameritrade Holding Corp.*	13,200	275,484

		22,273,559

Commercial Banks (1.3%)
Boston Private Financial Holdings, Inc.	2,300	77,717
Capitol Bancorp Ltd.^	16,600	776,050
City National Corp./California	3,300	253,407
Commerce Bancorp, Inc./New Jersey^	6,000	219,900
Cullen/Frost Bankers, Inc.	3,400	182,750
East-West Bancorp, Inc.	34,200	1,318,410
First State Bancorp/New Mexico^	59,246	1,573,574
Greater Bay Bancorp	28,800	798,912
Hancock Holding Co.^	22,700	1,056,004
Signature Bank/New York*	25,821	841,506
UCBH Holdings, Inc.^	63,137	1,194,552
Wachovia Corp.	2,239	125,496
Western Alliance Bancorp*^	49,600	1,842,640

		10,260,918

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.^	66,400	954,832

Diversified Financial Services (1.1%)
CBOT Holdings, Inc., Class A*^	39,500	4,716,300
Chicago Mercantile Exchange Holdings, Inc.	960	429,600
Financial Federal Corp.^	56,100	1,643,730
IntercontinentalExchange, Inc.*	1,100	75,955
Primus Guaranty Ltd.*^	164,900	1,838,635

		8,704,220

Insurance (1.6%)
Ambac Financial Group, Inc.	62,800	4,998,880
Aspen Insurance Holdings Ltd.	6,600	162,756
Brown & Brown, Inc.^	9,600	318,720
HCC Insurance Holdings, Inc.	119,700	4,165,560
Max Reinsurance Capital Ltd.^	39,100	930,580
National Financial Partners Corp.^	37,600	2,125,152

		12,701,648

Real Estate (2.4%)
CapitalSource, Inc. (REIT)	128,474	3,196,433
CB Richard Ellis Group, Inc., Class A*	122,450	9,881,715
FelCor Lodging Trust, Inc. (REIT)	51,600	1,088,760
Innkeepers USA Trust (REIT)	90,200	1,528,890
Jones Lang LaSalle, Inc.	25,500	1,951,770
LaSalle Hotel Properties (REIT)	33,300	$1,365,300

		19,012,868

Thrifts & Mortgage Finance (0.2%)
Doral Financial Corp.^	75,000	866,250
Franklin Bank Corp./Texas*^	36,700	705,741

		1,571,991

Total Financials		75,480,036

Health Care (15.3%)
Biotechnology (4.4%)
Angiotech Pharmaceuticals, Inc.*^	115,600	1,710,880
Biogen Idec, Inc.*	76,800	3,617,280
BioMarin Pharmaceuticals, Inc.*^	58,400	783,728
Celgene Corp.*	70,400	3,113,088
Cephalon, Inc.*^	4,800	289,200
Charles River Laboratories International, Inc.*	2,600	127,452
Coley Pharmaceutical Group, Inc.*^	120,800	1,830,120
Cubist Pharmaceuticals, Inc.*^	63,900	1,467,783
CV Therapeutics, Inc.*^	25,800	569,664
Digene Corp.*^	43,800	1,712,580
Dov Pharmaceutical, Inc.*^	60,300	963,594
Invitrogen Corp.*	4,600	322,598
Keryx Biopharmaceuticals, Inc.*^	5,800	110,838
Momenta Pharmaceuticals, Inc.*^	14,300	281,138
Myogen, Inc.*	18,700	677,501
Myriad Genetics, Inc.*^	26,300	686,167
Nektar Therapeutics*^	35,700	727,566
Panacos Pharmaceuticals, Inc.*	44,300	334,908
PDL BioPharma, Inc.*	197,100	6,464,880
Senomyx, Inc.*^	146,700	2,414,682
Serologicals Corp.*^	65,700	1,607,022
Telik, Inc.*^	136,700	2,646,512
Trimeris, Inc.*^	94,800	1,280,748
Zymogenetics, Inc.*^	32,100	694,002

		34,433,931

Health Care Equipment & Supplies (5.3%)
American Medical Systems Holdings, Inc.*	83,300	1,874,250
ArthroCare Corp.*^	72,600	3,471,732
Bard (C.R.), Inc.	39,240	2,660,864
Biomet, Inc.	6,900	245,088
Cynosure, Inc.*	10,000	185,000
Cytyc Corp.*	166,600	4,694,788
Dentsply International, Inc.	2,100	122,115
Fisher Scientific International, Inc.*	11,200	762,160
Gen-Probe, Inc.*	71,485	3,940,253
Greatbatch, Inc.*^	77,000	1,687,070
Kyphon, Inc.*^	68,700	2,555,640
Meridian Bioscience, Inc.	84,800	2,287,904
Merit Medical Systems, Inc.*^	81,167	974,816
Molecular Devices Corp.*^	42,300	1,402,668
OraSure Technologies, Inc.*^	145,700	1,500,710
Resmed, Inc.*^	149,600	6,579,408
Stereotaxis, Inc.*^	9,200	116,012
STERIS Corp.	53,000	1,308,040
Thermo Electron Corp.*	16,000	593,440
Varian Medical Systems, Inc.*	10,500	589,680
Varian, Inc.*	48,900	2,013,702
Ventana Medical Systems, Inc.*^	46,200	1,929,774

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	14,800	$638,620
Wright Medical Group, Inc.*^	4,800	94,800

		42,228,534

Health Care Providers & Services (4.9%)
Allscripts Healthcare Solutions, Inc.*	7,400	135,494
Caremark Rx, Inc.*	47,800	2,350,804
Chemed Corp.^	72,900	4,325,886
Community Health Systems, Inc.*	15,300	553,095
Coventry Health Care, Inc.*	8,300	448,034
Express Scripts, Inc.*	5,500	483,450
LifePoint Hospitals, Inc.*	11,500	357,650
Omnicare, Inc.	10,100	555,399
Parexel International Corp.*^	69,100	1,827,004
Pharmaceutical Product Development, Inc.	13,800	477,618
Psychiatric Solutions, Inc.*^	222,426	7,368,973
RehabCare Group, Inc.*	52,100	982,085
Sierra Health Services, Inc.*^	39,700	1,615,790
Symbion, Inc.*^	41,900	949,035
United Surgical Partners International, Inc.*^	136,950	4,849,400
VCA Antech, Inc.*^	241,200	6,869,376
WellCare Health Plans, Inc.*^	109,908	4,994,220

		39,143,313

Pharmaceuticals (0.7%)
Adams Respiratory Therapeutics, Inc.*	36,100	1,435,697
Endo Pharmaceuticals Holdings, Inc.*	13,700	449,497
Impax Laboratories, Inc.*^	95,100	950,049
Medicines Co.*	87,500	1,799,875
Penwest Pharmaceuticals Co.*^	37,300	809,037
Sepracor, Inc.*	4,800	234,288

		5,678,443

Total Health Care		121,484,221

Industrials (14.6%)
Aerospace & Defense (1.9%)
Argon ST, Inc.*^	78,600	2,635,458
Empresa Brasileira de Aeronautica S.A. (ADR)^	17,500	644,875
Essex Corp.*^	73,100	1,609,662
Hexcel Corp.*^	232,900	5,116,813
K&F Industries Holdings, Inc.	58,100	964,460
Orbital Sciences Corp.*^	61,200	968,184
Precision Castparts Corp.	47,300	2,809,620
Rockwell Collins, Inc.	13,000	732,550

		15,481,622

Air Freight & Logistics (1.5%)
Expeditors International of Washington, Inc.	48,000	4,146,720
Forward Air Corp.^	72,550	2,705,390
UTI Worldwide, Inc.	167,434	5,290,914

		12,143,024

Airlines (0.8%)
JetBlue Airways Corp.*^	123,950	1,328,744
Republic Airways Holdings, Inc.*^	97,300	1,441,013
Southwest Airlines Co.	211,100	3,797,689

		6,567,446

Commercial Services & Supplies (5.5%)
Administaff, Inc.^	97,000	5,272,920
American Reprographics Co.*	102,200	3,545,318
CDI Corp.^	54,900	1,579,473
Clayton Holdings, Inc.	137,900	$2,906,932
Corporate Executive Board Co.	44,400	4,479,960
Global Cash Access, Inc.*^	156,500	2,741,880
LECG Corp.*^	49,600	955,792
Monster Worldwide, Inc.*	167,750	8,364,015
Resources Connection, Inc.*^	210,700	5,248,537
Robert Half International, Inc.	14,700	567,567
Stericycle, Inc.*^	109,100	7,377,342
Waste Connections, Inc.*^	19,200	764,352

		43,804,088

Construction & Engineering (0.2%)
Granite Construction, Inc.	28,500	1,387,380

Electrical Equipment (1.0%)
Ametek, Inc.	51,000	2,292,960
Rockwell Automation, Inc.	74,900	5,386,059

		7,679,019

Machinery (2.4%)
Clarcor, Inc.^	18,300	651,480
Flowserve Corp.*	56,200	3,278,708
IDEX Corp.^	66,950	3,492,781
Joy Global, Inc.	99,500	5,947,115
Kennametal, Inc.	9,500	580,830
Manitowoc Co., Inc.	17,900	1,631,585
Oshkosh Truck Corp.	26,500	1,649,360
Pentair, Inc.	7,600	309,700
Terex Corp.*	5,800	459,592
Wabash National Corp.^	33,400	659,650

		18,660,801

Road & Rail (0.6%)
JB Hunt Transport Services, Inc.	21,700	467,418
Knight Transportation, Inc.^	122,550	2,420,363
Landstar System, Inc.	41,600	1,835,392

		4,723,173

Trading Companies & Distributors (0.7%)
Beacon Roofing Supply, Inc.*^	40,300	1,637,792
Fastenal Co.	5,400	255,636
MSC Industrial Direct Co.	63,200	3,414,064

		5,307,492

Total Industrials		115,754,045

Information Technology (26.7%)
Communications Equipment (1.7%)
Arris Group, Inc.*	118,230	1,626,845
Avocent Corp.*	34,300	1,088,682
Comverse Technology, Inc.*	206,200	4,851,886
Harris Corp.	25,400	1,201,166
Ixia*^	121,200	1,728,312
ViaSat, Inc.*^	89,800	2,572,770

		13,069,661

Computers & Peripherals (1.2%)
Electronics for Imaging, Inc.*	189,500	5,300,315
Logitech International S.A. (ADR)*^	6,200	246,512
Network Appliance, Inc.*	119,900	4,319,997

		9,866,824

Electronic Equipment & Instruments (2.3%)
Amphenol Corp., Class A	58,610	3,058,270
Coherent, Inc.*	38,900	1,365,779
Electro Scientific Industries, Inc.*^	49,600	1,097,648
Flir Systems, Inc.*^	100,100	2,843,841
Mettler-Toledo International, Inc.*	21,300	1,285,242
National Instruments Corp.	57,250	1,867,495
Optimal Group, Inc., Class A	40,800	592,824

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Tektronix, Inc.	90,200	$3,221,042
Trimble Navigation Ltd.*	70,650	3,182,782

		18,514,923

Internet Software & Services (1.5%)
aQuantive, Inc.*^	216,700	5,101,118
Ariba, Inc.*^	106,700	1,043,526
CNET Networks, Inc.*	17,900	254,359
Entrust, Inc.*	239,200	1,076,400
Marchex, Inc., Class B*^	116,600	2,506,900
ValueClick, Inc.*	83,000	1,404,360
VeriSign, Inc.*	14,100	338,259

		11,724,922

IT Services (5.2%)
Alliance Data Systems Corp.*	231,700	10,836,609
BearingPoint, Inc.*^	175,200	1,487,448
Cognizant Technology Solutions Corp., Class A*	112,500	6,692,625
Euronet Worldwide, Inc.*^	11,200	423,696
Global Payments, Inc.	71,100	3,769,011
Heartland Payment Systems, Inc.*^	2,700	66,879
Hewitt Associates, Inc., Class A*^	7,600	226,024
Iron Mountain, Inc.*^	121,800	4,962,132
MAXIMUS, Inc.	28,400	1,021,832
Paychex, Inc.	144,600	6,024,036
RightNow Technologies, Inc.*^	54,000	856,980
Sapient Corp.*^	272,300	2,077,649
VeriFone Holdings, Inc.*^	92,800	2,810,912

		41,255,833

Semiconductors & Semiconductor Equipment (9.1%)
Actel Corp.*^	92,400	1,472,856
Altera Corp.*	16,700	344,688
Atheros Communications, Inc.*^	155,400	4,069,926
Broadcom Corp., Class A*	80,350	3,467,906
Exar Corp.*	139,700	1,994,916
Formfactor, Inc.*^	76,700	3,015,844
Integrated Device Technology, Inc.*	278,600	4,139,996
Intersil Corp., Class A	213,100	6,162,852
Lam Research Corp.*	72,950	3,136,850
Marvell Technology Group Ltd.*	47,800	2,585,980
MEMC Electronic Materials, Inc.*	73,900	2,728,388
Microchip Technology, Inc.	19,700	715,110
Microsemi Corp.*^	231,000	6,724,410
Microtune, Inc.*^	174,200	909,324
NVIDIA Corp.*	75,500	4,323,130
PMC-Sierra, Inc.*	301,800	3,709,122
Power Integrations, Inc.*^	85,600	2,121,168
Semtech Corp.*	267,900	4,792,731
Silicon Laboratories, Inc.*	121,900	6,698,405
Sirf Technology Holdings, Inc.*^	133,800	4,737,858
Trident Microsystems, Inc.*^	34,500	1,002,570
Varian Semiconductor Equipment Associates, Inc.*	111,250	3,123,900

		71,977,930

Software (5.7%)
Activision, Inc.*	626,653	8,641,545
Adobe Systems, Inc.*	97,816	3,415,735
Amdocs Ltd.*	125,500	4,525,530
Blackbaud, Inc.	12,900	273,351
Business Objects S.A. (ADR)*	141,000	5,142,270
Cognos, Inc.*^	76,600	$2,979,740
Filenet Corp.*^	75,700	2,045,414
Hyperion Solutions Corp.*	11,050	360,230
Micros Systems, Inc.*	37,700	1,736,839
NAVTEQ Corp.*	102,650	5,199,222
Quest Software, Inc.*^	397,400	6,636,580
Salesforce.com, Inc.*	5,500	199,815
THQ, Inc.*^	58,300	1,509,387
Wind River Systems, Inc.*^	98,700	1,228,815
Witness Systems, Inc.*^	64,800	1,645,920

		45,540,393

Total Information Technology		211,950,486

Materials (2.4%)
Chemicals (0.7%)
Ashland, Inc.	2,300	163,484
Cabot Corp.	41,883	1,423,603
FMC Corp.	33,100	2,051,538
Minerals Technologies, Inc.	23,300	1,360,953
Westlake Chemical Corp.^	29,200	1,008,860

		6,008,438

Construction Materials (1.3%)
Headwaters, Inc.*^	58,800	2,339,652
Martin Marietta Materials, Inc.	72,100	7,716,863

		10,056,515

Metals & Mining (0.4%)
Allegheny Technologies, Inc.	52,320	3,200,938
RTI International Metals, Inc.*	900	49,365

		3,250,303

Total Materials		19,315,256

Telecommunication Services (3.4%)
Diversified Telecommunication Services (1.2%)
NeuStar, Inc. Class A*	154,600	4,792,600
Time Warner Telecom, Inc., Class A*^	247,824	4,448,441

		9,241,041

Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	174,800	5,299,936
NII Holdings, Inc.*	207,500	12,236,275
SBA Communications Corp., Class A*	8,400	196,644

		17,732,855

Total Telecommunication Services		26,973,896

Total Common Stocks (98.4%) (Cost $612,901,319)		781,834,792

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.6%)
Federal Home Loan Bank
4.63%, 4/3/06 (o)(p)	$5,000,000	4,998,083

Short-Term Investments of Cash Collateral for Securities Loaned (28.2%)
Bavaria TRR Corp.
4.82%, 4/25/06	20,855,974	20,855,974
Belmont Funding LLC
4.78%, 4/20/06	2,156,303	2,156,303
Cantor Fitzgerald Securities
4.88%, 4/3/06	105,579,521	105,579,521
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	4,322,338	4,322,338
4.92%, 6/12/06	2,854,177	2,854,177

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Charta LLC
4.56%, 4/7/06	$2,860,455	$2,860,455
Ciesco LLC
4.50%, 4/5/06	2,142,411	2,142,411
4.75%, 5/3/06	7,169,940	7,169,940
Deutsche Bank London
4.58%, 4/25/06	5,051,410	5,051,410
Fairway Finance Corp.
4.80%, 4/28/06	8,522,155	8,522,155
Fifth Third Bancorp
4.78%, 4/30/07 (l)	432,978	432,978
Galaxy Funding, Inc.
4.56%, 4/17/06	3,996,577	3,996,577
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	1,587,586	1,587,586
Hartford Life, Inc.
4.76%, 4/2/07 (l)	1,154,608	1,154,608
Lake Constance Funding LLC
4.50%, 4/7/06	3,568,902	3,568,902
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	505,141	505,141
Lexington Park Capital
4.78%, 5/10/06	7,163,036	7,163,036
Mane Funding Corp.
4.80%, 5/10/06	7,174,229	7,174,229
Morgan Stanley
5.06%, 4/2/07 (l)	2,164,890	2,164,890
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	4,329,780	4,329,780
New York Life Insurance Co.
4.93%, 6/30/06 (l)	3,608,150	3,608,150
Park Sienna LLC
4.79%, 5/5/06	7,169,547	7,169,547
4.81%, 5/9/06	716,935	716,935
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	1,149,332	1,149,332
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	3,463,057	3,463,057
San Paolo N.Y.
4.69%, 5/10/06	4,329,780	4,329,780
SunTrust Bank, Atlanta
4.75%, 5/17/06 (l)	3,608,150	3,608,150
Thames Asset Global Securities
4.50%, 4/7/06	$1,142,049	$1,142,049
Variable Funding Capital Corp.
4.52%, 4/3/06	5,005,521	5,005,521

Total Short-Term Investments of Cash Collateral for Securities Loaned		223,784,932

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.26%, 4/3/06	8,538,614	8,538,614

Total Short-Term Investments (29.9%) (Cost/Amortized Cost $237,322,268)		237,321,629

Total Investments (128.3%) (Cost/Amortized Cost $850,223,587)		1,019,156,421
Other Assets Less Liabilities (-28.3%)		(224,826,294)

Net Assets (100%)		$794,330,127

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$130,218,358
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$146,066,204

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,610,456
Aggregate gross unrealized depreciation	(10,707,045)

Net unrealized appreciation	$164,903,411

Federal income tax cost of investments	$854,253,010

At March 31, 2006, the Portfolio had loaned securities with a total value of $220,575,249. This was secured by collateral of $223,784,932 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $1,403 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.7%)
Auto Components (1.2%)
Aftermarket Technology Corp.*	16,517	$373,449
American Axle & Manufacturing Holdings, Inc.	115,500	1,978,515
Autoliv, Inc.	16,780	949,412
BorgWarner, Inc.^	48,000	2,881,920
Compagnie Generale des Etablissements Michelin, Class B (Registered)	34,280	2,150,942
TRW Automotive Holdings Corp.*	101,095	2,355,514

		10,689,752

Distributors (0.0%)
Aristotle Corp.*	700	5,425
Coast Distribution System	5,400	39,420

		44,845

Diversified Consumer Services (1.0%)
Alderwoods Group, Inc.*	11,723	209,842
Carriage Services, Inc.* ^	32,600	156,480
CPI Corp.	200	4,080
H&R Block, Inc.	182,200	3,944,630
Jackson Hewitt Tax Service, Inc.	3,450	108,951
Nobel Learning Communities, Inc.*	170	1,628
Regis Corp.	126,300	4,354,824
Service Corp. International	1,660	12,948

		8,793,383

Hotels, Restaurants & Leisure (1.5%)
AFC Enterprises, Inc.* ^	13,200	183,480
Benihana, Inc., Class A*	30	920
Brinker International, Inc.	24,450	1,033,013
CBRL Group, Inc.	86,433	3,795,273
Frisch’s Restaurants, Inc.	2,900	60,030
ILX Resorts, Inc.	1,460	14,819
Interstate Hotels & Resorts, Inc.*	28,000	149,800
Isle of Capri Casinos, Inc.* ^	13,181	438,664
J Alexander’s Corp.*	3,760	30,456
Lodgian, Inc.* ^	31,500	437,535
Luby’s, Inc.* ^	14,900	186,101
Marcus Corp. ^	4,190	83,590
Mexican Restaurants, Inc.*	100	1,298
Nathan’s Famous, Inc.*	4,000	49,150
Orient-Express Hotels Ltd. ^	500	19,615
Pinnacle Entertainment, Inc.* ^	61,100	1,721,187
Rare Hospitality International, Inc.* ^	2,199	76,591
Red Lion Hotels Corp.*	2,800	37,240
Ruby Tuesday, Inc. ^	132,600	4,253,808
Sands Regent*	700	8,421
Trump Entertainment Resorts, Inc.* ^	800	14,816

		12,595,807

Household Durables (2.2%)
American Biltrite, Inc.*	1,518	17,427
Avatar Holdings, Inc.* ^	3,948	240,828
Basset Furniture Industries, Inc. ^	25,047	499,688
Beazer Homes USA, Inc. ^	19,050	1,251,585
Black & Decker Corp.	19,400	1,685,666
Brookfield Homes Corp. ^	11,680	605,725
Chromcraft Revington, Inc.*	11,500	154,790
Cobra Electronics Corp.* ^	4,300	45,537
Decorator Industries, Inc.^	2,100	18,585
Ethan Allen Interiors, Inc.^	11,900	500,038
Kimball International, Inc., Class B ^	1,710	$25,718
La-Z-Boy, Inc.^	25,950	441,150
Leggett & Platt, Inc.	197,790	4,820,142
MITY Enterprises, Inc.*	80	1,559
National Presto Industries, Inc.^	5,500	270,435
Newell Rubbermaid, Inc.	125,100	3,151,269
P&F Industries, Inc., Class A*	719	10,569
Ryland Group, Inc.^	2,330	161,702
Stanley Works	89,400	4,529,004
Tarragon Corp.*	1,130	22,487
Technical Olympic USA, Inc.	40	814
Universal Electronics, Inc.* ^	2,117	37,471

		18,492,189

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*^	30,600	217,260
Blair Corp.	5,801	240,219
GSI Commerce, Inc.* ^	13,301	226,117
Stamps.com, Inc.* ^	15,641	551,502
Systemax, Inc.*	15,194	109,701

		1,344,799

Leisure Equipment & Products (0.1%)
Callaway Golf Co.	13,580	233,576
Cybex International, Inc.* ^	200	1,334
Hasbro, Inc	240	5,064
JAKKS Pacific, Inc.* ^	33,736	902,100

		1,142,074

Media (2.7%)
Cinram International, Inc.	377,900	9,361,658
Discovery Holding Co., Class A*	711	10,665
Dow Jones & Co., Inc.^	106,870	4,199,991
Entercom Communications Corp.^	50,050	1,397,396
Opinion Research Corp.*	6,700	39,999
Playboy Enterprises, Inc., Class A*	200	2,528
R.H. Donnelley Corp.*	102,095	5,944,992
Regent Communications, Inc.* ^	9,563	44,085
Scholastic Corp.* ^	750	20,070
Westwood One, Inc.^	171,860	1,897,334
World Wrestling Entertainment, Inc. ^	3,600	60,840

		22,979,558

Multiline Retail (1.4%)
Bon-Ton Stores, Inc.^	5,300	171,455
Family Dollar Stores, Inc.	171,900	4,572,540
Federated Department Stores, Inc.	97,415	7,111,295
Gottschalks, Inc.*	6,604	60,492

		11,915,782

Specialty Retail (3.6%)
AnnTaylor Stores Corp.*	71,350	2,624,966
Barnes & Noble, Inc.	1,260	58,275
Big Dog Holdings, Inc.*	3,307	38,592
Books-A-Million, Inc	31,300	360,263
Cato Corp., Class A	9,600	229,056
Charming Shoppes, Inc.* ^	200,830	2,986,342
DEB Shops, Inc. ^	100	2,970
Dress Barn, Inc.* ^	2,000	95,900
Foot Locker, Inc.	209,700	5,007,636
Gap, Inc.	345,400	6,452,072
Gymboree Corp.*	1,200	31,248
Hastings Entertainment, Inc.*	1,800	10,890
Lithia Motors, Inc., Class A ^	27,700	961,190
O’Reilly Automotive, Inc.*	1,000	36,560
Office Depot, Inc.*	74,800	2,785,552
OfficeMax, Inc.	163,450	4,931,287
Pomeroy IT Solutions, Inc.* ^	20,100	168,036
Sport Chalet, Inc., Class A*	78	584

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Stage Stores, Inc.^	32,754	$974,432
Tiffany & Co.	95,200	3,573,808

		31,329,659

Textiles, Apparel & Luxury Goods (1.8%)
Brown Shoe Co., Inc.^	9,950	522,176
Delta Apparel, Inc.	3,600	63,828
Fossil, Inc.*^	19,200	356,736
G-III Apparel Group Ltd.*	375	4,151
Hallwood Group, Inc.	1,600	231,600
Hampshire Group Ltd.*	5,600	114,464
Jones Apparel Group, Inc.	185,110	6,547,341
Movado Group, Inc.^	22,900	528,532
Phillips-Van Heusen Corp.	46,100	1,761,481
Polo Ralph Lauren Corp.	52,440	3,178,388
Stride Rite Corp.	20,960	303,501
V.F. Corp.	28,800	1,638,720
Velcro Industries N.V.*	800	11,800
Weyco Group, Inc.	6,000	135,000
Wolverine World Wide, Inc.	9,930	219,751

		15,617,469

Total Consumer Discretionary		134,945,317

Consumer Staples (3.1%)
Beverages (1.0%)
Hansen Natural Corp.*^	12,330	1,554,196
Molson Coors Brewing Co., Class B	66,400	4,556,368
National Beverage Corp.*^	8,400	97,188
PepsiAmericas, Inc.	100,320	2,452,824

		8,660,576

Food & Staples Retailing (0.4%)
Andersons, Inc.^	8,863	693,353
Foodarama Supermarkets*	100	5,200
Longs Drug Stores Corp.	50,390	2,332,049
Spartan Stores, Inc.^	700	8,925
Village Super Market, Inc., Class A	100	5,949
Weis Markets, Inc.^	14,700	655,179

		3,700,655

Food Products (1.4%)
Bunge Ltd.^	56,900	3,169,899
Cagle’s, Inc., Class A*	2,040	14,239
Flowers Foods, Inc.^	6,075	180,428
Lance, Inc.^	39,170	881,325
Ralcorp Holdings, Inc.*^	38,900	1,480,145
Seaboard Corp.^	680	1,083,920
Smithfield Foods, Inc.*	128,400	3,767,256
Tasty Baking Co.^	5,910	47,280
Tyson Foods, Inc., Class A^	122,300	1,680,402

		12,304,894

Household Products (0.3%)
Central Garden & Pet Co.*^	36,232	1,925,368
Oil-Dri Corp. of America^	7,700	154,000

		2,079,368

Personal Products (0.0%)
Elizabeth Arden, Inc.*	831	19,379
Natural Alternatives International, Inc.*	260	2,116
Parlux Fragrances, Inc.*^	3,800	122,550
Schiff Nutrition International, Inc.*	21,600	129,168
		273,213

Total Consumer Staples		27,018,706

Energy (4.2%)
Energy Equipment & Services (2.3%)
Cooper Cameron Corp.*	67,300	2,966,584
Dawson Geophysical Co.*^	2,640	72,864
Grant Prideco, Inc.*	12,820	$549,208
Gulfmark Offshore, Inc.*^	100	2,780
Lufkin Industries, Inc.^	3,940	218,433
NATCO Group, Inc.*^	27,500	745,250
NS Group, Inc.*^	43,100	1,983,893
Oceaneering International, Inc.*^	29,200	1,673,160
Oil States International, Inc.*	28,300	1,042,855
Pride International, Inc.*	143,060	4,460,611
SBM Offshore N.V.	7,229	723,911
SEACOR Holdings, Inc.*	3,220	255,024
Tetra Technologies, Inc.*^	10,650	500,976
Veritas DGC, Inc.*^	26,500	1,202,835
W-H Energy Services, Inc.*	22,610	1,005,919
Weatherford International Ltd.*	55,700	2,548,275

		19,952,578

Oil & Gas (1.9%)
Adams Resources & Energy, Inc.	600	16,920
Arch Coal, Inc.^	25,000	1,898,500
Callon Petroleum Co.*^	23,800	500,276
Cimarex Energy Co.^	36,701	1,587,686
Foundation Coal Holdings, Inc.	14,280	587,479
Frontier Oil Corp.^	31,200	1,851,720
Murphy Oil Corp.	92,010	4,583,938
Newfield Exploration Co.*	49,000	2,053,100
Noble Energy, Inc.	75,100	3,298,392
Swift Energy Co.*	900	33,714
Teton Energy Corp.*	100	684
Whiting Petroleum Corp.*^	1,690	69,273

		16,481,682

Total Energy		36,434,260

Financials (19.8%)
Capital Markets (2.6%)
A.G. Edwards, Inc.	147,900	7,374,294
Affiliated Managers Group, Inc.*^	90,880	9,688,717
Apollo Investment Corp.	240,300	4,279,743
MCG Capital Corp.^	7,697	108,604
Raymond James Financial, Inc.	19,500	576,420
SWS Group, Inc.^	28,510	745,537

		22,773,315

Commercial Banks (3.1%)
Amcore Financial, Inc.^	30,500	964,410
American Community Bancshares, Inc.	2,550	34,425
Ameris Bancorp^	1,440	33,494
Auburn National Bancorporation, Inc.	1,500	34,515
BancFirst Corp.^	10,442	455,271
Bank of Hawaii Corp.	69,300	3,694,383
Bar Harbor Bankshares	527	16,600
BNCCORP, Inc.*	3,309	44,175
BOE Financial Services of Virginia, Inc.	1,200	41,112
Britton & Koontz Capital Corp.	1,352	30,772
Brunswick Bancorp*	1,120	14,448
Capitol Bancorp Ltd.^	600	28,050
Cascade Financial Corp.	575	10,925
CCF Holding Co.^	675	15,795
City National Corp./California	11,300	867,727
Codorus Valley Bancorp, Inc.	220	4,510
Comm Bancorp, Inc.	300	12,600
Commerce Bancorp, Inc./New Jersey^	79,650	2,919,173
Community Bank Shares of Indiana, Inc.	880	20,169
Community Capital Corp.	420	10,075
Community West Bancshares	3,471	49,045
Cowlitz Bancorp*	2,300	31,556

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Desert Community Bank/California	220	$8,844
ECB Bancorp, Inc.	1,000	33,250
Exchange National Bancshares, Inc.	100	2,968
Fidelity Southern Corp.	130	2,314
First Citizens BancShares, Inc./North Carolina, Class A^	7,500	1,447,500
First Indiana Corp.^	875	24,413
First M&F Corp.	1,500	52,200
First Regional Bancorp/California*^	226	20,143
First West Virginia Bancorp, Inc.	240	4,560
FNB Corp./North Carolina	410	8,372
FNB Financial Services Corp.	2,031	32,598
Habersham Bancorp	500	11,500
HF Financial Corp.	6,960	130,987
Horizon Bancorp, Inc./Indiana	3,300	99,825
Huntington Bancshares, Inc./Ohio	113,800	2,745,994
Integra Bank Corp.^	5,201	118,895
Intervest Bancshares Corp.*	3,100	112,034
Leesport Financial Corp.	1,493	38,788
LSB Bancshares, Inc./North Carolina	2,000	36,000
Marshall & Ilsley Corp.	108,600	4,732,788
MidWestOne Financial Group, Inc.	4,700	93,060
National Mercantile Bancorp*	700	13,125
Northrim BanCorp, Inc.	2,470	59,280
Northway Financial, Inc.	300	11,250
Peoples Bancorp of North Carolina, Inc.	1,354	36,558
Peoples Banctrust Co., Inc.	2,470	47,918
Pinnacle Bancshares, Inc.	1,800	26,100
Princeton National Bancorp, Inc.	3,810	126,111
Renasant Corp.^	822	30,365
Republic First Bancorp, Inc.*	9,227	135,452
Royal Bancshares of Pennsylvania, Inc., Class A^	100	2,452
Southside Bancshares, Inc.^	2	40
SVB Financial Group*^	20,450	1,084,873
TD Banknorth, Inc.^	60,460	1,774,501
Team Financial, Inc.	3,300	47,487
Umpqua Holdings Corp.^	1,400	39,900
UnionBanCal Corp.	12,700	891,032
UnionBancorp, Inc.	40	840
United Bancorp, Inc./Ohio	1,134	12,474
United Bancshares, Inc.	1,420	23,260
United Financial Corp.	2,393	53,843
United Security Bancshares/Alabama^	221	5,921
Unity Bancorp, Inc.	5,903	94,743
Wainwright Bank & Trust Co.	436	4,534
Washington Banking Co.	842	15,190
Zions Bancorp	38,100	3,152,013

		26,779,525

Consumer Finance (0.2%)
Advanta Corp., Class A	4,040	137,724
CompuCredit Corp.*	17,194	632,911
Consumer Portfolio Services, Inc.*	7,700	62,986
EZCORP, Inc., Class A*	23,600	696,672

		1,530,293

Diversified Financial Services (0.6%)
California First National Bancorp	666	9,630
CIT Group, Inc.	91,400	4,891,728

		4,901,358

Insurance (7.7%)
Ambac Financial Group, Inc.	79,100	$6,296,360
American National Insurance Co.	17,777	1,992,446
American Physicians Capital, Inc.*^	9,474	454,752
American Safety Insurance Holdings Ltd.*^	10,100	168,771
AmerUs Group Co.^	87,518	5,272,084
Arthur J Gallagher & Co.	178,500	4,964,085
Assurant, Inc.	126,090	6,209,933
Capital Title Group, Inc.^	15,238	117,484
CNA Financial Corp.* ^	7,308	232,687
Donegal Group, Inc., Class B	2,933	68,925
Enstar Group, Inc.*	100	8,974
Everest Reinsurance Group Ltd.	38,200	3,566,734
FBL Financial Group, Inc., Class A	12,260	422,357
First American Corp.	51,840	2,030,054
FPIC Insurance Group, Inc.*^	1,150	43,470
Great American Financial Resources, Inc.^	15,700	309,761
HCC Insurance Holdings, Inc.	113,950	3,965,460
Horace Mann Educators Corp.	15,163	285,064
Kansas City Life Insurance Co.^	1,100	56,364
Max Reinsurance Capital Ltd.^	73,382	1,746,492
Meadowbrook Insurance Group, Inc.*	13,200	92,400
Midland Co.^	11,814	413,254
National Western Life Insurance Co., Class A*^	590	137,051
NYMAGIC, Inc.	6,800	202,844
Ohio Casualty Corp.	3,700	117,290
Old Republic International Corp.	280,650	6,123,783
Philadelphia Consolidated Holdings Corp.*	11,400	389,196
Platinum Underwriters Holdings Ltd.	120,216	3,498,286
Presidential Life Corp.^	18,210	462,716
Reinsurance Group of America, Inc.^	79,700	3,769,013
Scottish Reinsurance Group Ltd.	31,410	779,282
Selective Insurance Group, Inc.^	37,690	1,997,570
Stancorp Financial Group, Inc.	39,200	2,121,112
Unico American Corp.*. .	300	2,880
United America Indemnity Ltd.*^	4,040	92,516
UnumProvident Corp.^	95,000	1,945,600
Wesco Financial Corp.	200	79,800
Willis Group Holdings Ltd.^	152,500	5,224,650
Zenith National Insurance Corp.	17,400	837,462

		66,498,962

Real Estate (3.2%)
Ashford Hospitality Trust, Inc. (REIT)^	17,170	212,908
Associated Estates Realty Corp. (REIT)	100	1,125
Boykin Lodging Co., Inc. (REIT)*^	18,386	207,577
CB Richard Ellis Group, Inc., Class A*	500	40,350
CBL & Associates Properties, Inc. (REIT)	1,520	64,524
CentraCore Properties Trust (REIT)^	24,608	616,430
Colonial Properties Trust (REIT)^	5,830	292,258
Commercial Net Lease Realty (REIT)^	37,560	875,148
Crescent Real Estate EQT Co. (REIT)	12,095	254,842

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Entertainment Properties Trust (REIT)	28,800	$1,209,024
Equity Inns, Inc. (REIT)	800	12,960
Gladstone Commercial Corp. (REIT)	30	607
Highland Hospitality Corp. (REIT)^	50,920	647,193
Home Properties, Inc. (REIT)	1,320	67,452
HRPT Properties Trust (REIT)	408,579	4,796,717
KKR Financial Corp. (REIT)	143,600	3,220,948
LTC Properties, Inc. (REIT)^	34,460	801,540
Mission West Properties, Inc. (REIT)^	29,490	346,508
Monmouth, Class A (REIT)	23,000	193,660
National Health Investors, Inc. (REIT)^	43,560	1,106,424
National Health Realty, Inc. (REIT)^	17,300	344,616
New Plan Excel Realty Trust (REIT)^	13,580	352,265
Omega Healthcare Investors, Inc. (REIT)^	59,200	829,984
One Liberty Properties, Inc. (REIT)	18,100	358,923
Presidential Realty Corp., Class B (REIT)	800	5,344
PS Business Parks, Inc. (REIT)	20,550	1,149,156
Reckson Associates Realty Corp. (REIT)	41,990	1,923,982
Strategic Hotels & Resorts, Inc. (REIT)^	35,870	835,054
Stratus Properties, Inc.*	100	2,450
Sunstone Hotel Investors, Inc. (REIT)^	42,300	1,225,431
Trizec Properties, Inc. (REIT)	215,900	5,555,107
United Capital Corp.*	900	22,392
Urstadt Biddle Properties, Inc. (REIT)	1,200	20,880
Windrose Medical Properties Trust (REIT)	5,520	83,241
Winthrop Realty Trust (REIT)*	26,700	141,243

		27,818,263

Thrifts & Mortgage Finance (2.4%)
1st Independence Financial Group, Inc.	1,500	26,625
Accredited Home Lenders Holding Co.*^	20,800	1,064,544
Ameriana Bancorp	1,591	20,683
Berkshire Bancorp, Inc.	1,200	19,932
Berkshire Hills Bancorp, Inc.^	796	27,812
Beverly Hills Bancorp, Inc.^	32,163	340,928
Camco Financial Corp.	64	919
Capital Crossing Bank*^	8,300	264,438
Carver Bancorp, Inc.	700	11,844
Central Bancorp, Inc./Massachusetts	1,100	31,185
Centrue Financial Corp.*	2,200	56,408
CFS Bancorp, Inc.^	4,540	68,009
Citizens First Bancorp, Inc.	900	25,434
Community Financial Corp./Virginia.	3,100	68,820
Corus Bankshares, Inc.^	21,600	1,283,904
Delta Financial Corp.^	9,770	93,304
Elmira Savings Bank FSB	110	2,970
Farmer Mac, Class C^	19,040	560,157
First Bancorp of Indiana, Inc.	1,600	33,312
First Bancshares, Inc./Missouri	200	3,440
First BancTrust Corp.	2,600	$30,342
First Defiance Financial Corp.^	4,435	116,818
First Federal Bancshares of Arkansas, Inc.	3,999	102,934
First Federal Bancshares, Inc./Delaware	200	3,652
First Federal Bankshares, Inc.	4,200	94,920
First Franklin Corp.	1,700	28,441
First Place Financial Corp./Ohio^	19,367	480,302
FirstFed Financial Corp.*^	28,000	1,674,680
FMS Financial Corp.	822	15,042
Franklin Bank Corp./Texas*^	3,330	64,035
Great Pee Dee Bancorp, Inc.	500	7,999
Guaranty Federal Bancshares, Inc.	1,220	36,905
HMN Financial, Inc.	2,977	103,570
Home Federal Bancorp/Indiana	2,100	56,658
HopFed Bancorp, Inc.	140	2,237
IndyMac Bancorp, Inc.^	12,200	499,346
ITLA Capital Corp.^	7,300	352,006
Lincoln Bancorp/Indiana	158	2,971
LSB Corp.	4,260	76,467
LSB Financial Corp.	250	7,125
MASSBANK Corp.^	100	3,289
Matrix Bancorp, Inc.*	1,400	30,800
Mayflower Co-Op Bank/Massachusetts	150	1,950
Meta Financial Group, Inc.	410	9,360
MFB Corp.	100	3,005
MutualFirst Financial, Inc.	7,800	161,772
North Central Bancshares, Inc.	100	3,952
Northeast Bancorp	600	12,750
OceanFirst Financial Corp.^	3,850	94,325
Park Bancorp, Inc.	1,300	45,500
Parkvale Financial Corp.	200	5,580
People’s Bank/Connecticut	88,215	2,889,041
Peoples Bancorp/Indiana	600	12,444
Peoples Community Bancorp, Inc.	2	41
PFF Bancorp, Inc.^	14,790	498,571
Pocahontas Bancorp, Inc.	1,500	19,125
Provident Financial Holdings, Inc.^	12,160	396,416
PSB Bancorp, Inc./Pennsylvania*	697	8,692
Radian Group, Inc.	61,570	3,709,593
South Street Financial Corp.^	600	5,640
TF Financial Corp.^	100	3,000
Timberland Bancorp, Inc./Washington	4,200	118,440
United Community Financial Corp./Ohio^	47,300	573,276
Washington Savings Bank FSB/Maryland*	1,370	11,439
Webster Financial Corp.	79,900	3,871,954
WSFS Financial Corp.^	3,443	216,324

		20,467,397

Total Financials		170,769,113

Health Care (8.9%)
Biotechnology (1.0%)
Charles River Laboratories International, Inc.*	69,090	3,386,792
Digene Corp.*^	4,860	190,026
Harvard Bioscience, Inc.*	240	1,053
Illumina, Inc.*	100	2,375
Invitrogen Corp.*	300	21,039
Kendle International, Inc.*	5,300	179,140
Theravance, Inc.*	173,900	$4,876,156

		8,656,581

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (4.0%)
Allied Healthcare Products*	4,200	25,284
ArthroCare Corp.*^	22,187	1,060,982
Atrion Corp.	300	23,697
Beckman Coulter, Inc.	68,900	3,759,873
Cooper Cos., Inc.^	66,000	3,565,980
Dade Behring Holdings, Inc.	2,292	81,847
Datascope Corp.^	16,713	661,166
DJ Orthopedics, Inc.*^	10,480	416,685
E-Z-Em, Inc.*	7,200	161,208
Edwards Lifesciences Corp.*	104,430	4,542,705
Encore Medical Corp.*	588	3,010
Hillenbrand Industries, Inc.^	90,900	4,998,591
Iridex Corp.*.	900	11,016
National Dentex Corp.*^	2,290	53,197
New Brunswick Scientific, Inc.*	200	1,708
Span-America Medical Systems, Inc.	2,700	35,370
STERIS Corp.	20	494
Thermo Electron Corp.*	176,800	6,557,512
Thoratec Corp.*^	200	3,854
Varian, Inc.*^	169,250	6,969,715
Viasys Healthcare, Inc.*^	33,390	1,004,371

		33,938,265

Health Care Providers & Services (1.3%)
ADAM, Inc.*	1,510	10,646
Air Methods Corp.*^	600	17,724
Allied Healthcare International, Inc.*	6,130	29,731
Almost Family, Inc.*	2,200	39,600
American Retirement Corp.*^	7,720	197,786
American Shared Hospital Services	3,750	25,313
Gentiva Health Services, Inc.*^	3,030	55,176
Hanger Orthopedic Group, Inc.*^	2,360	16,402
HealthSouth Corp.*	580,900	2,898,691
IMS Health, Inc.^	133,400	3,437,718
Integramed America, Inc.*	1,070	12,359
Lincare Holdings, Inc.*	2,894	112,750
Manor Care, Inc.^	23,192	1,028,565
Matria Healthcare, Inc.*^	660	25,054
Medtox Scientific, Inc.*	280	2,592
National Healthcare Corp.^	22	881
National Home Health Care Corp.	1,600	17,136
NWH, Inc.	4,600	64,124
Parexel International Corp.*	210	5,552
Pediatrix Medical Group, Inc.*	240	24,634
Triad Hospitals, Inc.*^	72,700	3,046,130
Tripos, Inc.*	11,800	34,810
Trizetto Group, Inc.*	24,295	427,349

		11,530,723

Pharmaceuticals (2.6%)
Alpharma, Inc., Class A	41,033	1,100,505
Barr Pharmaceuticals, Inc.*	51,400	3,237,172
Endo Pharmaceuticals Holdings, Inc.*	279,476	9,169,607
Impax Laboratories, Inc.*^	312,000	3,116,880
Matrixx Initiatives, Inc.*	1,700	39,610
Par Pharmaceutical Cos., Inc.*^	62,700	1,766,886
Valeant Pharmaceuticals International^	227,700	3,609,045
Viropharma, Inc.*^	7,580	96,266

		22,135,971

Total Health Care		76,261,540

Industrials (17.7%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.*^	116,300	$8,974,871
Armor Holdings, Inc.*^	6,041	352,130
BE Aerospace, Inc.*	22,682	569,772
Esterline Technologies Corp.*^	23,500	1,004,625
Goodrich Corp.	162,000	7,064,820
Hexcel Corp.*^	52	1,142
Ladish Co., Inc.*^	5,810	168,316
Precision Castparts Corp.	1	59
Sequa Corp., Class A*	8,640	844,992
Sypris Solutions, Inc.^	11,674	110,085
Todd Shipyards Corp.	1,300	40,391
Triumph Group, Inc.*	970	42,932

		19,174,135

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*^	11,800	537,844

Airlines (0.3%)
Alaska Air Group, Inc.*^	33,600	1,191,120
AMR Corp.*^	49,900	1,349,795

		2,540,915

Building Products (0.9%)
American Standard Cos., Inc.	57,000	2,443,020
Ameron International Corp.^	13,800	1,010,574
Griffon Corp.*^	1,160	28,815
International Aluminum Corp.	2,600	106,834
Lennox International, Inc.^	100,900	3,012,874
NCI Building Systems, Inc.*^	2,700	161,379
Patrick Industries, Inc.*	283	3,359
Universal Forest Products, Inc.^	19,510	1,238,690

		8,005,545

Commercial Services & Supplies (1.6%)
Adesa, Inc.	87,570	2,341,622
Amrep Corp.*	100	3,950
Banta Corp.	9,530	495,369
CBIZ, Inc.*^	4,200	33,600
Cenveo, Inc.*	27,310	452,800
Champion Industries, Inc./West Virginia	400	2,496
Corrections Corp. of America*^	7,060	319,112
Dun & Bradstreet Corp.*	320	24,537
Ecology And Environment, Inc.	5,170	53,561
Exponent, Inc.*^	8,100	256,365
ICT Group, Inc.*	2,440	66,368
IKON Office Solutions, Inc.	1,500	21,375
Kelly Services, Inc., Class A^	26,165	710,903
Layne Christensen Co.*^	9	301
Mac-Gray Corp.*	1,400	16,604
Manpower, Inc.	14,400	823,392
Nashua Corp.*	6,700	56,950
National Technical SYS, Inc.*	190	1,140
NCO Group, Inc.*	29,970	711,788
Outlook Group Corp.	2,820	36,857
R.R. Donnelley & Sons Co.	95,200	3,114,944
RCM Technologies, Inc.*	1,634	10,556
SOURCECORP, Inc.*	9,674	233,240
Steelcase, Inc.	35,380	636,840
TeleTech Holdings, Inc.*^	12,091	134,331
United Stationers, Inc.*^	62,900	3,339,990
Waste Industries USA, Inc.^	13,150	284,961

		14,183,952

Construction & Engineering (1.8%)
EMCOR Group, Inc.*	61,280	3,043,165
Granite Construction, Inc.^	74,300	3,616,924
McDermott International, Inc.*	63,900	3,479,355
Michael Baker Corp.*^	9,520	269,701
URS Corp.*^	130,600	$5,256,650

		15,665,795

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.4%)
Acuity Brands, Inc.^	87,630	3,505,200
AZZ, Inc.*	100	2,460
Channell Commercial Corp.*	300	1,500
Chase Corp.	1,100	16,500
EnerSys*^	107	1,477
Espey Manufacturing & Electronics Corp.	300	4,755
Genlyte Group, Inc.*^	2,236	152,361
GrafTech International Ltd.*^	375,900	2,292,990
Lamson & Sessions Co.*^	8,500	236,555
Preformed Line Products Co.^	6,800	230,656
Regal-Beloit Corp.^	55,900	2,362,893
SL Industries, Inc.*	7,300	120,450
Thomas & Betts Corp.*	13,300	683,354
Woodward Governor Co.^	69,012	2,294,649

		11,905,800

Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	37,200	3,042,960
Standex International Corp.^	25,200	797,832
Teleflex, Inc.	4,600	329,498
Walter Industries, Inc.^	67,500	4,496,850

		8,667,140

Machinery (6.7%)
Astec Industries, Inc.*	12,689	455,535
Baldwin Technology Co.*	340	2,118
Cummins, Inc.^	16,700	1,755,170
Dover Corp.	147,795	7,176,925
Eastern Co.	3,600	75,420
EnPro Industries, Inc.*^	20,600	706,580
Gehl Co.*^	15,300	506,736
Hardinge, Inc.	3,862	62,139
Harsco Corp.	61,800	5,105,916
JLG Industries, Inc.	77,200	2,376,988
Joy Global, Inc.	84,837	5,070,708
K-Tron International, Inc.*	1,400	68,152
Kennametal, Inc.	82,400	5,037,936
LB Foster Co., Class A*	8,263	160,550
LS Starrett Co., Class A^	7,380	105,313
NACCO Industries, Inc., Class A	7,000	1,077,720
Oshkosh Truck Corp.	31,400	1,954,336
Parker Hannifin Corp.	57,400	4,627,014
Pentair, Inc.^	154,300	6,287,725
Robbins & Myers, Inc.^	21,860	472,176
SPX Corp.	90,020	4,808,868
Supreme Industries, Inc., Class A^	3,680	27,342
Tennant Co.^	500	26,160
Terex Corp.*	42,900	3,399,396
Timken Co.	86,700	2,797,809
Trinity Industries, Inc.^	55,200	3,002,328
Twin Disc, Inc.	3,390	184,891

		57,331,951

Marine (0.0%)
B&H Ocean Carriers Ltd.*	550	10,862

Road & Rail (0.6%)
Arkansas Best Corp.^	600	23,472
JB Hunt Transport Services, Inc.	9,777	210,597
Marten Transport Ltd.*^	4,725	85,475
Swift Transportation Co., Inc.*^	38,457	835,671
USA Truck, Inc.*^	1,800	44,316
Werner Enterprises, Inc.	26,970	495,438
YRC Worldwide, Inc.*^	87,400	3,326,444

		5,021,413

Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.	54,830	$2,445,418
BlueLinx Holdings, Inc.^	14,990	239,840
Huttig Building Products, Inc.*^	14,576	135,703
Industrial Distribution Group, Inc.*	11,700	98,865
Interline Brands, Inc.*^	10,520	265,419
Rush Enterprises, Inc., Class B*	7,900	131,693
Valley National Gases, Inc.	3,600	77,076
Watsco, Inc., Class B	100	7,077
Willis Lease Finance Corp.*	9,270	103,824
WW Grainger, Inc.	76,120	5,735,642

		9,240,557

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Co. Trust	1,580	51,350

Total Industrials		152,337,259

Information Technology (19.1%)
Communications Equipment (1.0%)
Anaren, Inc.*^	480	9,345
Andrew Corp.*	417,100	5,121,988
Arris Group, Inc.*	217,920	2,998,579
Black Box Corp.	1,871	89,902
Communications Systems, Inc.^	13,200	139,260
EMS Technologies, Inc.*	12,880	232,226
Glenayre Technologies, Inc.*	1,210	6,352
Globecomm Systems, Inc.*^	920	6,808
SafeNet, Inc.*^	9,606	254,367
Stratos International, Inc.*^	9,150	74,024

		8,932,851

Computers & Peripherals (1.6%)
Advanced Digital Information Corp.*	362	3,178
Diebold, Inc.	126,835	5,212,919
Electronics for Imaging, Inc.*^	96	2,685
Hypercom Corp.*	50,470	469,371
Imation Corp.^	22,260	955,177
Intermec, Inc.*^	420	12,814
LaserCard Corp.*	1,519	34,177
M-Systems Flash Disk Pioneers Ltd.*^	11,250	290,925
NCR Corp.*	76,000	3,176,040
QLogic Corp.*	75,000	1,451,250
Seagate Technology*^	68,600	1,806,238
Western Digital Corp.*	200	3,886

		13,418,660

Electronic Equipment & Instruments (4.9%)
Anixter International, Inc.^	74,350	3,552,443
Arrow Electronics, Inc.*	242,746	7,833,413
Avnet, Inc.*	32,580	826,880
Bonso Electronic International, Inc.	6,060	31,451
CalAmp Corp.*^	320	3,756
Celestica, Inc.*^	345,305	3,953,742
Checkpoint Systems, Inc.*	30,570	821,722
CTS Corp.^	3,850	51,513
Flextronics International Ltd.*	284,400	2,943,540
Mesa Laboratories, Inc.	600	8,466
NU Horizons Electronics Corp.*^	268	2,281
O.I. Corp.*	4,500	63,855
Park Electrochemical Corp.	36,600	1,079,700
Perceptron, Inc.*	9,000	76,590
Sigmatron International, Inc.*^	2,200	20,020
Spectrum Control, Inc.*	17,470	142,905
Technitrol, Inc.	1,400	33,572

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Tektronix, Inc.	281,100	$10,038,081
TESSCO Technologies, Inc.*	4,150	76,775
Vishay Intertechnology, Inc.*^	747,140	10,639,274

		42,199,979

Internet Software & Services (0.3%)
Digital Insight Corp.*	843	30,686
EarthLink, Inc.*	192,602	1,839,349
Keynote Systems, Inc.*	30	343
Pacific Internet Ltd.*	920	7,866
SonicWALL, Inc.*^	75,100	532,459
Vignette Corp.*^	31,208	460,318

		2,871,021

IT Services (1.1%)
BearingPoint, Inc.*^	176,400	1,497,636
Cass Information Systems, Inc.	825	29,444
CheckFree Corp.*	4,100	207,050
Computer Task Group, Inc.*	6,932	29,461
CSP, Inc.*	30	190
Edgewater Technology, Inc.*	8,800	57,552
Inforte Corp.*	6,740	29,521
Lightbridge, Inc.*	20,470	227,217
Manatron, Inc.*	1,190	8,283
MPS Group, Inc.*	186,680	2,856,204
Perot Systems Corp., Class A*^	73,070	1,136,969
SYKES Enterprises, Inc.*	53,545	759,268
TechTeam Global, Inc.*	7,945	88,428
TSR, Inc.	8,700	47,763
Unisys Corp.*^	319,100	2,198,599

		9,173,585

Semiconductors & Semiconductor Equipment (8.9%)
Advanced Power Technology, Inc.*	2,930	42,983
Analog Devices, Inc.	185,900	7,118,111
Cypress Semiconductor Corp.*^	243,100	4,120,545
Diodes, Inc.*^	230	9,545
DSP Group, Inc.*	16,708	484,699
Exar Corp.*^	18,589	265,451
Fairchild Semiconductor International, Inc.*	238,800	4,553,916
Freescale Semiconductor, Inc., Class B*	194,700	5,406,819
Integrated Device Technology, Inc.*	3,270	48,592
International Rectifier Corp.*	81,200	3,364,116
Intersil Corp., Class A	144,689	4,184,406
IXYS Corp.*	15,160	139,775
Lam Research Corp.*	109,000	4,687,000
LSI Logic Corp.*	530,220	6,129,343
MEMC Electronic Materials, Inc.*	69,100	2,551,172
Micron Technology, Inc.*	408,000	6,005,760
Microsemi Corp.*^	24,126	702,307
National Semiconductor Corp.	210,870	5,870,621
Novellus Systems, Inc.*	243,350	5,840,400
ON Semiconductor Corp.*^	164,980	1,197,755
Semitool, Inc.* ^	12,980	147,583
Standard Microsystems Corp.*^	21,801	566,390
Teradyne, Inc.*	520,540	8,073,575
Trident Microsystems, Inc.*^	43,899	1,275,705
Varian Semiconductor Equipment Associates, Inc.*	135,050	3,792,204
White Electronic Designs Corp.*	1,850	10,841

		76,589,614

Software (1.3%)
Activision, Inc.*	84,640	1,167,185
American Software, Inc., Class A^	7,570	55,033
BMC Software, Inc.*	155,280	3,363,365
Compuware Corp.*	28,500	$223,155
ePlus, Inc.*	12,800	182,144
Mapinfo Corp.*^	1,590	22,291
Netmanage, Inc.*	12,000	72,000
Pervasive Software, Inc.*	5,585	23,010
Progress Software Corp.*^	4,120	119,851
Radiant Systems, Inc.*^	510	6,895
Reynolds & Reynolds Co.	122,100	3,467,640
SPSS, Inc.*^	22,619	716,118
Sybase, Inc.*	100,105	2,114,218

		11,532,905

Total Information Technology		164,718,615

Materials (5.8%)
Chemicals (3.1%)
Albemarle Corp.^	51,200	2,321,920
American Pacific Corp.*	430	3,947
Arch Chemicals, Inc.^	18,910	574,864
Atlantis Plastics, Inc.*	2,300	21,689
Bairnco Corp.	300	3,207
Chemtura Corp.	64,100	755,098
Cytec Industries, Inc.^	164,930	9,897,449
Engelhard Corp.	58,100	2,301,341
FMC Corp.	13,090	811,318
Huntsman Corp.*	95,000	1,833,500
ICO, Inc.*	2,650	13,250
Innospec, Inc.	11,560	296,283
International Flavors & Fragrances, Inc.	135,900	4,664,088
NewMarket Corp.	880	41,879
PolyOne Corp.*	11,750	109,510
RPM International, Inc.	30,833	553,144
Schulman (A.), Inc.^	41,946	1,038,164
Scotts Miracle-Gro Co., Class A	5,370	245,731
Stepan Co.	6,300	186,165
Summa Industries	370	3,774
Westlake Chemical Corp.^	15,310	528,961

		26,205,282

Construction Materials (0.6%)
Eagle Materials, Inc.^	21,300	1,358,088
Martin Marietta Materials, Inc.	23,873	2,555,127
Rinker Group Ltd.	59,932	848,280
U.S. Concrete, Inc.*^	44,820	648,098

		5,409,593

Containers & Packaging (1.2%)
Greif, Inc., Class A	3,740	255,891
Mod-Pac Corp.*	576	6,681
Pactiv Corp.*	218,700	5,366,898
Smurfit-Stone Container Corp.*	61,500	834,555
Sonoco Products Co.	8,730	295,685
Temple-Inland, Inc.	70,700	3,149,685

		9,909,395

Metals & Mining (0.8%)
Aleris International, Inc.*^	910	43,744
Allegheny Technologies, Inc.	16,680	1,020,482
Grupo Imsa S.A. de C.V.	252,100	867,854
Inco Ltd. (When Issued)^	70,800	3,532,212
Northwest Pipe Co.*^	5,000	151,750
Olympic Steel, Inc.	620	18,712
Ryerson, Inc.^	47,970	1,283,677
Synalloy Corp.*	2,124	31,838

		6,950,269

Paper & Forest Products (0.1%)
Glatfelter	57,710	1,057,824

Total Materials		49,532,363

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Atlantic Tele-Network, Inc.	1,700	$96,900
Citizens Communications Co.	71,900	954,113
CT Communications, Inc.^	28,650	389,354
D&E Communications, Inc.^	16,780	188,607
General Communication, Inc., Class A*^	14,794	178,859
Hector Communications Corp.	1,980	58,806

		1,866,639

Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.*	8,946	527,546
Telephone & Data Systems, Inc.	13,010	513,114
U.S. Cellular Corp.*	160	9,497

		1,050,157

Total Telecommunication Services		2,916,796

Utilities (3.8%)
Electric Utilities (2.0%)
Cleco Corp.^	31,280	698,482
Duquesne Light Holdings, Inc.^	178,200	2,940,300
El Paso Electric Co.*	3,530	67,211
Green Mountain Power Corp.^	9,100	262,899
Northeast Utilities	75,100	1,466,703
Pepco Holdings, Inc.	141,860	3,232,989
Pinnacle West Capital Corp.	2,128	83,205
PPL Corp.	174,600	5,133,240
UIL Holdings Corp.^	11,490	601,502
Unitil Corp.	100	2,611
Westar Energy, Inc.	145,450	3,026,815

		17,515,957

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	1,450	45,298
Nicor, Inc.^	19,610	775,771
South Jersey Industries, Inc.^	9,140	249,248
UGI Corp.	85,800	1,807,806

		2,878,123

Multi-Utilities & Unregulated Power (1.4%)
Alliant Energy Corp.	122,262	3,847,585
CH Energy Group, Inc.^	420	20,160
Florida Public Utilities Co.	100	1,415
MDU Resources Group, Inc.	98,100	3,281,445
OGE Energy Corp.	16,580	480,820
Wisconsin Energy Corp.	104,900	4,194,951

		11,826,376

Water Utilities (0.1%)
California Water Service Group^	2,430	109,472
Middlesex Water Co.^	300	5,682
SJW Corp.^	8,800	236,280
Southwest Water Co.^	5,579	88,928

		440,362

Total Utilities		32,660,818

Total Common Stocks (98.4%) (Cost $692,163,271)		847,594,787

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (23.8%)
Bavaria TRR Corp.
4.82%, 4/25/06	$19,054,114	19,054,114
Belmont Funding LLC
4.78%, 4/20/06	1,970,008	1,970,008
Cantor Fitzgerald Securities
4.88%, 4/3/06	96,457,932	96,457,932

	Principal Amount	Value (Note 1)
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	$3,948,908	$3,948,908
4.92%, 6/12/06	2,607,589	2,607,589
Charta LLC
4.56%, 4/7/06	2,613,324	2,613,324
Ciesco LLC
4.50%, 4/5/06	1,957,316	1,957,316
4.75%, 5/3/06	6,550,490	6,550,490
Deutsche Bank London
4.58%, 4/25/06	4,614,991	4,614,991
Fairway Finance Corp.
4.80%, 4/28/06	7,785,880	7,785,880
Fifth Third Bancorp
4.78%, 4/30/07 (l)	395,571	395,571
Galaxy Funding, Inc.
4.56%, 4/17/06	3,651,291	3,651,291
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	1,450,426	1,450,426
Hartford Life, Inc.
4.76%, 4/2/07 (l)	1,054,855	1,054,855
Lake Constance Funding LLC
4.50%, 4/7/06	3,260,564	3,260,564
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	461,499	461,499
Lexington Park Capital
4.78%, 5/10/06	6,544,182	6,544,182
Mane Funding Corp.
4.80%, 5/10/06	6,554,409	6,554,409
Morgan Stanley
5.06%, 4/2/07 (l)	1,977,853	1,977,853
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	3,955,707	3,955,707
New York Life Insurance Co.
4.93%, 6/30/06 (l)	3,296,422	3,296,422
Park Sienna LLC
4.79%, 5/5/06	6,550,131	6,550,131
4.81%, 5/9/06	654,995	654,995
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	1,050,035	1,050,035
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	3,163,865	3,163,865
San Paolo N.Y.
4.69%, 5/10/06	3,955,707	3,955,707
SunTrust Bank, Atlanta
4.75%, 5/17/06 (l)	3,296,422	3,296,422
Thames Asset Global Securities
4.50%, 4/7/06	1,043,380	1,043,380
Variable Funding Capital Corp.
4.52%, 4/3/06	4,573,067	4,573,067

Total Short-Term Investments of Cash Collateral for Securities Loaned		204,450,933

Time Deposit (1.3%)
JPMorgan Chase Nassau
4.26%, 4/3/06	11,359,597	11,359,597

Total Short-Term Investments (25.1%) (Amortized Cost $215,810,530)		215,810,530

Total Investments (123.5%) (Cost/Amortized Cost $907,973,801)		1,063,405,317
Other Assets Less Liabilities (-23.5%)		(202,656,481)

Net Assets (100%)		$860,748,836

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$134,756,977
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$174,375,856

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,139,422
Aggregate gross unrealized depreciation	(14,619,517)

Net unrealized appreciation	$147,519,905

Federal income tax cost of investments	$915,885,412

At March 31, 2006, the Portfolio had loaned securities with a total value of $200,735,902. This was secured by collateral of $204,450,933 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $83 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.0%)
Auto Components (0.2%)
Toyota Industries Corp.	21,200	$864,243

Hotels, Restaurants & Leisure (0.3%)
Ctrip.com International Ltd. (ADR)*(a)	23,865	1,973,636

Household Durables (0.5%)
Matsushita Electric Industrial Co., Ltd.	36,000	797,864
Sony Corp.	43,800	2,023,138

		2,821,002

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	500	18,255
Rakuten, Inc.	1,260	1,142,639

		1,160,894

Media (0.8%)
DreamWorks Animation SKG, Inc., Class A*	66,800	1,766,860
Pixar*	33,410	2,142,917
Usen Corp.	40,000	950,928

		4,860,705

Total Consumer Discretionary		11,680,480

Energy (1.5%)
Energy Equipment & Services (1.2%)
Cooper Cameron Corp.*	9,530	420,082
Diamond Offshore Drilling, Inc.^	17,420	1,559,090
ENSCO International, Inc.	10,000	514,500
GlobalSantaFe Corp.	20,730	1,259,348
National Oilwell Varco, Inc.*	8,000	512,960
Schlumberger Ltd.	16,500	2,088,405
Weatherford International Ltd.*	18,300	837,225

		7,191,610

Oil & Gas (0.3%)
Valero Energy Corp.	26,800	1,602,104

Total Energy		8,793,714

Health Care (1.8%)
Biotechnology (0.9%)
Celgene Corp.*	59,600	2,635,512
Neurocrine Biosciences, Inc.*^	39,800	2,568,692

		5,204,204

Health Care Providers & Services (0.9%)
Cerner Corp.*^	114,000	5,409,300
WellPoint, Inc.*	240	18,583

		5,427,883

Total Health Care		10,632,087

Industrials (2.2%)
Aerospace & Defense (0.1%)
United Technologies Corp.	6,560	380,283

Commercial Services & Supplies (0.8%)
ChoicePoint, Inc.*	50,800	2,273,300
Manpower, Inc.	38,300	2,189,994

		4,463,294

Electrical Equipment (1.2%)
Energy Conversion Devices, Inc.*^	62,010	3,049,652
Evergreen Solar, Inc.*^	125,640	1,934,856
Suntech Power Holdings Co. Ltd. (ADR)*^	64,070	2,369,949

		7,354,457

Machinery (0.1%)
Mitsubishi Heavy Industries Ltd.	165,000	783,118

Total Industrials		12,981,152

Information Technology (88.2%)
Communications Equipment (17.9%)
ADC Telecommunications, Inc.*	53,300	$1,363,947
Alcatel S.A.*	325,400	5,028,606
Ciena Corp.*	847,430	4,415,110
Cisco Systems, Inc.*	902,440	19,555,875
Comverse Technology, Inc.*	650	15,294
Corning, Inc.*	905,755	24,373,867
CSR plc*	4,170	86,797
F5 Networks, Inc.*	46,240	3,351,938
Motorola, Inc.	118,000	2,703,380
Nokia Oyj (ADR)^	604,070	12,516,330
QUALCOMM, Inc.	589,025	29,810,555
Research In Motion Ltd.*^	9,400	797,872

		104,019,571

Computers & Peripherals (11.5%)
Apple Computer, Inc.*	53,955	3,384,058
Dell, Inc.*	301,200	8,963,712
EMC Corp.*	690,950	9,417,648
Hewlett-Packard Co.	297,100	9,774,590
Intermec, Inc.*^	6,000	183,060
International Business Machines Corp.	97,500	8,040,825
NCR Corp.*	3,700	154,623
Network Appliance, Inc.*(a)	166,000	5,980,980
QLogic Corp.*	137,600	2,662,560
SanDisk Corp.*^	73,300	4,216,216
Sun Microsystems, Inc.*	2,320,700	11,905,191
Western Digital Corp.*	114,800	2,230,564

		66,914,027

Electronic Equipment & Instruments (4.7%)
Agilent Technologies, Inc.*	249,265	9,359,901
Flextronics International Ltd.*	755,125	7,815,544
Hitachi Ltd.	105,000	741,292
Hon Hai Precision Industry Co., Ltd.	1,120,765	6,941,325
Murata Manufacturing Co., Ltd.	12,100	817,332
Nidec Corp.	13,000	1,064,327
SunPower Corp., Class A*^	21,400	816,624

		27,556,345

Internet Software & Services (8.8%)
eBay, Inc.*	221,740	8,661,164
Google, Inc., Class A*	60,895	23,749,050
Greenfield Online, Inc.*^	38,510	230,675
Netease.com (ADR)*^	39,600	971,784
SINA Corp.*^	10,000	279,000
Tencent Holdings Ltd.	1,770,000	2,976,668
VeriSign, Inc.*	548,615	13,161,274
Yahoo! Japan Corp.	1,780	1,083,177

		51,112,792

IT Services (5.6%)
Accenture Ltd., Class A	126,600	3,806,862
Automatic Data Processing, Inc.	69,400	3,170,192
BISYS Group, Inc.*^	175,800	2,369,784
CheckFree Corp.*	44,390	2,241,695
Cognizant Technology Solutions Corp., Class A*(a)	73,500	4,372,515
DST Systems, Inc.*	81,600	4,727,904
Electronic Data Systems Corp.	69,520	1,865,222
First Data Corp.	149,700	7,008,954
Iron Mountain, Inc.*	54,000	2,199,960
Telvent GIT S.A.*	43,910	598,932

		32,362,020

Office Electronics (0.1%)
Canon, Inc.	7,300	481,965

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (22.0%)
Altera Corp.*	520,075	$10,734,348
Applied Materials, Inc.	506,372	8,866,574
ASML Holding N.V. (N.Y. Shares)*^	704,265	14,345,878
Broadcom Corp., Class A*	61,830	2,668,583
Chartered Semiconductor Manufacturing Ltd.*	4,600,000	4,463,121
Lam Research Corp.*^	134,400	5,779,200
Marvell Technology Group Ltd.*	139,950	7,571,295
Maxim Integrated Products, Inc.	57,500	2,136,125
MEMC Electronic Materials, Inc.*	136,430	5,036,996
Micron Technology, Inc.*	148,140	2,180,621
National Semiconductor Corp.	65,200	1,815,168
NVIDIA Corp.*	55,890	3,200,261
Samsung Electronics Co., Ltd.	15,973	10,356,600
Samsung Electronics Co., Ltd. (GDR) §	27,705	8,981,706
Sirf Technology Holdings, Inc.*	27,400	970,234
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,807,301	18,181,448
Texas Instruments, Inc.	347,075	11,269,525
Varian Semiconductor Equipment Associates, Inc.*^	78,300	2,198,664
Xilinx, Inc.	268,835	6,844,539

		127,600,886

Software (17.6%)
Activision, Inc.*	201,720	2,781,719
Adobe Systems, Inc.*	309,795	10,818,041
Amdocs Ltd.*	403,780	14,560,307
Autodesk, Inc.*	187,305	7,214,989
Citrix Systems, Inc.*	158,710	6,015,109
Cognos, Inc.*	97,440	3,790,416
Compuware Corp.*	101,100	791,613
Electronic Arts, Inc.*	158,645	8,681,054
Mercury Interactive Corp.*	170,080	5,918,784
Microsoft Corp.	869,715	23,664,945
NAVTEQ Corp.*	810	41,027
Nintendo Co., Ltd.	7,100	1,059,073
Red Hat, Inc.*^	356,077	9,963,034
Salesforce.com, Inc.*^	151,830	5,515,984
THQ, Inc.*^	65,400	1,693,206

		102,509,301

Total Information Technology		512,556,907

Materials (0.2%)
Chemicals (0.2%)
Tokuyama Corp.	79,000	1,336,418

Total Materials		1,336,418

Total Common Stocks (95.9%) (Cost $487,576,492)		557,980,758

INVESTMENT COMPANY:
Exchange Traded Fund (0.1%)
iShares Goldman Sachs Technology Index Fund^	12,300	608,358

Total Investment Companies (0.1%) (Cost $592,711)		608,358

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.7%)
Electronic Equipment & Instruments (0.4%)
Hon Hai Precision Industry Co., Ltd., $0.000001, expiring 11/17/10*	114,000	$706,048
Motech Industries, Inc., $0.000001, expiring 2/8/11*	74,230	1,864,101

		2,570,149

IT Services (0.3%)
Tata Consultancy Services Ltd., $0.0001, expiring 9/12/09* §	36,826	1,580,148

Total Warrants (0.7%) (Cost $3,400,348)		4,150,297

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.7%)
Bavaria TRR Corp.
4.82%, 4/25/06	$4,154,297	4,154,297
Belmont Funding LLC
4.78%, 4/20/06	429,513	429,513
Cantor Fitzgerald Securities
4.88%, 4/3/06	21,030,362	21,030,362
Cedar Springs Capital Co. LLC
4.77%, 4/4/06	860,966	860,966
4.92%, 6/12/06	568,523	568,523
Charta LLC
4.56%, 4/7/06	569,773	569,773
Ciesco LLC
4.50%, 4/5/06	426,746	426,746
4.75%, 5/3/06	1,428,179	1,428,179
Deutsche Bank London
4.58%, 4/25/06	1,006,189	1,006,189
Fairway Finance Corp.
4.80%, 4/28/06	1,697,526	1,697,526
Fifth Third Bancorp
4.78%, 4/30/07 (l)	86,245	86,245
Galaxy Funding, Inc.
4.56%, 4/17/06	796,077	796,077
Goldman Sachs Group, Inc.
4.69%, 4/2/07 (l)	316,231	316,231
Hartford Life, Inc.
4.76%, 4/2/07 (l)	229,986	229,986
Lake Constance Funding LLC
4.50%, 4/7/06	710,889	710,889
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	100,619	100,619
Lexington Parker Capital
4.78%, 5/10/06	1,426,803	1,426,803
Mane Funding Corp.
4.80%, 5/10/06	1,429,033	1,429,033
Morgan Stanley
5.06%, 4/2/07 (l)	431,224	431,224
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	862,448	862,448
New York Life Insurance Co.
4.93%, 6/30/06 (l)	718,707	718,707
Park Sienna LLC
4.79%, 5/5/06	1,428,100	1,428,100
4.81%, 5/9/06	142,806	142,806
Rhein-Main Securitisaton Ltd.
4.72%, 4/18/06	228,935	228,935

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	$689,806	$689,806
San Paolo N.Y.
4.69%, 5/10/06	862,448	862,448
SunTrust Bank, Atlanta
4.75%, 5/17/06 (l)	718,707	718,707
Thames Asset Global Securities
4.50%, 4/7/06	227,484	227,484
Variable Funding Capital Corp.
4.52%, 4/3/06	997,049	997,049

Total Short-Term Investments of Cash Collateral for Securities Loaned		44,575,671

Time Deposit (4.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	23,404,104	23,404,104

Total Short-Term Investments (11.7%) (Amortized Cost $67,979,775)		67,979,775

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options Purchased (1.3%)
Cisco Systems, Inc.
January 2008 @ $20.00*	2,620	1,283,800
Comverse Technology, Inc.
July 2006 @ $25.00*	3,262	375,130
Hewlett-Packard Co.
January 2007 @ $25.00*	2,990	2,720,900
January 2007 @ $30.00*	1,860	1,041,600
Microsoft Corp.
January 2008 @ $25.00*	3,700	1,850,000

Total Options Purchased (1.3%) (Cost $6,209,634)		7,271,430

Total Investments before Options Written (109.7%) (Cost $565,758,960)		637,990,618

OPTIONS WRITTEN:
Call Options Written (-0.1%)
Cognizant Technology Solutions Corp., Class A
July 2006 @ $60.00*(d)	(368)	(150,880)
Ctrip.com International Ltd. (ADR)
June 2006 @ $80.00*(d)	(238)	(192,780)

	Number of Contracts (c)	Value (Note 1)
Network Appliance, Inc.
April 2006 @ $36.00*†(d)	(276)	$(31,569)
June 2006 @ $ 37.50*(d)	(335)	(61,975)

		(437,204)

Put Options Written (-0.1%)
Comverse Technology, Inc.
October 2006 @ $22.50*	(3,262)	(472,990)
Google, Inc., Class A
September 2006 @ $330.00*	(63)	(83,160)

		(556,150)

Total Options Written (-0.2%) (Premiums Received $793,136)		(993,354)

Total Investments (109.5%) (Cost/Amortized Cost $564,965,824)		636,997,264
Other Assets Less Liabilities (-9.5%)		(55,428,653)

Net Assets (100%)		$581,568,611

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling ($31,569) or -0.01% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $10,561,854 or 1.82% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the three months ended March 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	669	$490,144
Options Written	4,542	793,136
Options Terminated in Closing Purchase Transactions	(669)	(490,144)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—March 31, 2006	4,542	$793,136

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$232,030,962
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$223,999,827

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,317,186
Aggregate gross unrealized depreciation	(9,205,593)

Net unrealized appreciation	$64,111,593

Federal income tax cost of investments	$573,879,025

At March 31, 2006, the Portfolio had loaned securities with a total value of $43,533,033. This was secured by collateral of $44,575,671 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $284,052, which the Portfolio cannot repledge.

The Portfolio has a net capital loss carryforward of $194,029,823, of which $17,552,818 expires in the year 2008, $150,823,988 expires in the year 2009, and $25,653,017 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2005 are $194,029,823 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and seven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, and AXA Premier VIP Technology Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust).

All of the Portfolios, except the AXA Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management LLC (“Marsico”) and MFS Investment Management (“MFS”)) — Long-term growth of capital.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC (“PIMCO”)) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by PIMCO and Post Advisory Group, LLC) —Seeks to achieve high total return through a combination of current income and capital appreciation.

AXA Premier VIP International Equity Portfolio (advised by AllianceBernstein, J.P. Morgan Investment Management Inc. and Marsico) — Long-term growth of capital.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by AllianceBernstein, RCM and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Premier VIP Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital Corporation and MFS) — Long-term growth of capital.

AXA Premier VIP Mid Cap Growth Portfolio (advised by AllianceBernstein, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington ) — Long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At March 31, 2006, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any

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NOTES TO FINANCIAL STATEMENTS — (Concluded)

March 31, 2006 (Unaudited)

amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman
May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 30, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
May 30, 2006